EQUITABLE AMERICA VARIABLE ACCOUNT K

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account K.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of variable investment options of Equitable America Variable Account K indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account K as of December 31, 2024,the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT EQUITY INCOME(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/MFS TECHNOLOGY(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/MFS UTILITIES SERIES(1)
1290 VT NATURAL RESOURCES(1)	EQ/MID CAP INDEX(1)
1290 VT REAL ESTATE(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(1)	EQ/MODERATE ALLOCATION(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MODERATE GROWTH STRATEGY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AB VPS DISCOVERY VALUE PORTFOLIO(1)	EQ/MONEY MARKET(1)
AB VPS RELATIVE VALUE PORTFOLIO(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/PIMCO ULTRA SHORT BOND(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/QUALITY BOND PLUS(1)
BNY MELLON STOCK INDEX FUND, INC.(1)	EQ/SMALL COMPANY INDEX(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/VALUE EQUITY(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/WELLINGTON ENERGY(1)
EQ/2000 MANAGED VOLATILITY(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/AB SMALL CAP GROWTH(1)	EQUITABLE GROWTH MF/ETF(2)
EQ/AB SUSTAINABLE U.S. THEMATIC(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
EQ/AGGRESSIVE ALLOCATION(1)	FIDELITY® VIP ASSET MANAGER PORTFOLIO(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/BALANCED STRATEGY(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/CAPITAL GROUP RESEARCH(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	FRANKLIN INCOME VIP FUND(1)
EQ/COMMON STOCK INDEX(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/CONSERVATIVE ALLOCATION(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	INVESCO V.I. GLOBAL CORE EQUITY FUND(1)
EQ/CONSERVATIVE STRATEGY(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CORE BOND INDEX(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/CORE PLUS BOND(1)	INVESCO V.I. TECHNOLOGY FUND(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)

FSA-2

EQ/EQUITY 500 INDEX(1)	JANUS HENDERSON ENTERPRISE PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	JANUS HENDERSON MID CAP VALUE PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	JANUS HENDERSON OVERSEAS PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	MACQUARIE VIP HIGH INCOME SERIES(1)
EQ/INTERMEDIATE CORPORATE BOND(2)	MFS® INVESTORS TRUST SERIES(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	MULTIMANAGER CORE BOND(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INVESCO COMSTOCK(1)	PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO(1)
EQ/INVESCO GLOBAL(1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/JANUS ENTERPRISE(1)	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO(1)
EQ/JPMORGAN GROWTH STOCK(1)	TARGET 2025 ALLOCATION(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	TARGET 2035 ALLOCATION(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)	TARGET 2045 ALLOCATION(1)
EQ/LARGE CAP GROWTH INDEX(1)	TARGET 2055 ALLOCATION(1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/LARGE CAP VALUE INDEX(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
EQ/LAZARD EMERGING MARKETS EQUITY(1)	VANECK VIP EMERGING MARKETS FUND(1)
EQ/LONG-TERM BOND(2)	VANECK VIP GLOBAL RESOURCES FUND(1)

(1)   Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2)   Statement of operations and statement of changes in net assets for the period May 13, 2024 (commencement of operations) through December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account K since 2014.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$3,210,274	$3,828,955	$6,693,261	$3,865,165	$80,120,217	$174,441
Receivable for policy-related transactions	657	6,352	74	13,469	27,366	120

Total assets	3,210,931	3,835,307	6,693,335	3,878,634	80,147,583	174,561

Liabilities:
Payable for shares of the Portfolios purchased	657	6,340	74	13,373	27,366	16

Total liabilities	657	6,340	74	13,373	27,366	16

Net Assets	$3,210,274	$3,828,967	$6,693,261	$3,865,261	$80,120,217	$174,545

Net Assets:
Accumulation unit values	$3,210,209	$3,828,967	$6,692,607	$3,865,261	$80,077,482	$174,545
Retained by Equitable America in Equitable America Variable Account K	65	—	654	—	42,735	—

Total Net Assets	$3,210,274	$3,828,967	$6,693,261	$3,865,261	$80,120,217	$174,545

Investments in shares of the Portfolios, at cost	$3,318,243	$4,091,046	$6,405,870	$3,837,826	$69,836,185	$171,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$2,393,655	$1,240,116	$5,804,001	$7,094,582	$4,114,520	$238,159
Receivable for shares of the Portfolios sold	—	—	—	—	—	1,261
Receivable for policy-related transactions	4,843	158	10,330	26,583	116	—

Total assets	2,398,498	1,240,274	5,814,331	7,121,165	4,114,636	239,420

Liabilities:
Payable for shares of the Portfolios purchased	4,534	51	10,006	26,257	116	—
Payable for policy-related transactions	—	—	—	—	—	1,222

Total liabilities	4,534	51	10,006	26,257	116	1,222

Net Assets	$2,393,964	$1,240,223	$5,804,325	$7,094,908	$4,114,520	$238,198

Net Assets:
Accumulation unit values	$2,393,846	$1,240,223	$5,804,325	$7,094,908	$4,114,329	$238,198
Retained by Equitable America in Equitable America Variable Account K	118	—	—	—	191	—

Total Net Assets	$2,393,964	$1,240,223	$5,804,325	$7,094,908	$4,114,520	$238,198

Investments in shares of the Portfolios, at cost	$2,646,626	$1,231,723	$5,477,429	$6,367,742	$3,476,960	$224,982

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., and affiliate of Equitable America

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$723,591	$329,012	$3,928,090	$10,388,210	$11,553,894	$1,888,491
Receivable for policy-related transactions	57	34	19,811	35,297	39,315	2,745

Total assets	723,648	329,046	3,947,901	10,423,507	11,593,209	1,891,236

Liabilities:
Payable for shares of the Portfolios purchased	—	—	19,312	29,251	37,326	2,417

Total liabilities	—	—	19,312	29,251	37,326	2,417

Net Assets	$723,648	$329,046	$3,928,589	$10,394,256	$11,555,883	$1,888,819

Net Assets:
Accumulation unit values	$723,648	$329,046	$3,928,589	$10,388,737	$11,555,162	$1,888,819
Retained by Equitable America in Equitable America Variable Account K	—	—	—	5,519	721	—

Total Net Assets	$723,648	$329,046	$3,928,589	$10,394,256	$11,555,883	$1,888,819

Investments in shares of the Portfolios, at cost	$710,441	$314,735	$3,625,660	$11,711,298	$11,488,186	$1,905,615

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., and affiliate of Equitable America

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	BNY MELLON STOCK INDEX FUND, INC.	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$29,019,071	$415,626	$1,939,976	$8,185,033	$2,479,790	$31,557,189
Receivable for policy-related transactions	—	3,114	—	1,945	160	16,489

Total assets	29,019,071	418,740	1,939,976	8,186,978	2,479,950	31,573,678

Liabilities:
Payable for shares of the Portfolios purchased	59	3,040	—	1,872	156	14,543
Payable for policy-related transactions	236,239	—	—	—	—	—

Total liabilities	236,298	3,040	—	1,872	156	14,543

Net Assets	$28,782,773	$415,700	$1,939,976	$8,185,106	$2,479,794	$31,559,135

Net Assets:
Accumulation unit values	$28,782,773	$415,700	$1,939,976	$8,185,106	$2,479,794	$31,559,135
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	—

Total Net Assets	$28,782,773	$415,700	$1,939,976	$8,185,106	$2,479,794	$31,559,135

Investments in shares of the Portfolios, at cost	$25,136,757	$376,117	$1,886,321	$7,567,578	$2,634,237	$32,875,639

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$97,671	$57,398,439	$22,214,226	$31,186,542	$44,903,027	$11,071,517
Receivable for policy-related transactions	12,193	66,632	11,055	9,267	—	734

Total assets	109,864	57,465,071	22,225,281	31,195,809	44,903,027	11,072,251

Liabilities:
Payable for shares of the Portfolios purchased	12,186	64,552	10,361	8,050	6,096	187
Payable for policy-related transactions	—	—	—	—	33,312	—

Total liabilities	12,186	64,552	10,361	8,050	39,408	187

Net Assets	$97,678	$57,400,519	$22,214,920	$31,187,759	$44,863,619	$11,072,064

Net Assets:
Accumulation unit values	$97,678	$57,400,519	$22,214,920	$31,187,759	$44,835,823	$10,997,613
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	27,796	74,451

Total Net Assets	$97,678	$57,400,519	$22,214,920	$31,187,759	$44,863,619	$11,072,064

Investments in shares of the Portfolios, at cost	$91,957	$59,213,116	$22,643,549	$32,085,709	$43,369,386	$9,519,902

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$19,706,915	$193,991,702	$4,258,928	$11,604,733	$2,789,327	$9,576,846
Receivable for policy-related transactions	12,226	100,742	977	325	431	13,159

Total assets	19,719,141	194,092,444	4,259,905	11,605,058	2,789,758	9,590,005

Liabilities:
Payable for shares of the Portfolios purchased	11,540	82,019	213	324	431	12,850

Total liabilities	11,540	82,019	213	324	431	12,850

Net Assets	$19,707,601	$194,010,425	$4,259,692	$11,604,734	$2,789,327	$9,577,155

Net Assets:
Accumulation unit values	$19,707,601	$194,010,425	$4,259,692	$11,604,734	$2,789,320	$9,577,155
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	7	—

Total Net Assets	$19,707,601	$194,010,425	$4,259,692	$11,604,734	$2,789,327	$9,577,155

Investments in shares of the Portfolios, at cost	$15,142,569	$159,657,980	$4,607,999	$11,933,077	$2,922,411	$10,479,285

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$26,515,301	$21,680,333	$2,354,134	$350,984,705	$24,024,258	$29,238,421
Receivable for shares of the Portfolios sold	—	—	—	—	1,043	—
Receivable for policy-related transactions	24,128	13,218	432	144,654	—	17,879

Total assets	26,539,429	21,693,551	2,354,566	351,129,359	24,025,301	29,256,300

Liabilities:
Payable for shares of the Portfolios purchased	24,064	12,642	128	123,179	—	16,586
Payable for policy-related transactions	—	—	—	—	1,043	—

Total liabilities	24,064	12,642	128	123,179	1,043	16,586

Net Assets	$26,515,365	$21,680,909	$2,354,438	$351,006,180	$24,024,258	$29,239,714

Net Assets:
Accumulation unit values	$26,468,150	$21,680,909	$2,354,438	$351,006,180	$24,012,856	$29,239,714
Retained by Equitable America in Equitable America Variable Account K	47,215	—	—	—	11,402	—

Total Net Assets	$26,515,365	$21,680,909	$2,354,438	$351,006,180	$24,024,258	$29,239,714

Investments in shares of the Portfolios, at cost	$27,587,395	$23,160,053	$2,414,148	$251,803,807	$18,104,386	$22,652,253

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,603,851	$10,302,955	$86,164,223	$31,817	$11,386,695	$6,526,465
Receivable for shares of the Portfolios sold	—	—	104,407	—	—	—
Receivable for policy-related transactions	197	8,441	—	12	107	272

Total assets	11,604,048	10,311,396	86,268,630	31,829	11,386,802	6,526,737

Liabilities:
Payable for shares of the Portfolios purchased	197	7,148	—	—	107	136
Payable for policy-related transactions	—	—	104,398	—	—	—

Total liabilities	197	7,148	104,398		107	136

Net Assets	$11,603,851	$10,304,248	$86,164,232	$31,829	$11,386,695	$6,526,601

Net Assets:
Accumulation unit values	$11,603,477	$10,304,248	$86,164,232	$31,829	$11,253,723	$6,526,601
Retained by Equitable America in Equitable America Variable Account K	374	—	—	—	132,972	—

Total Net Assets	$11,603,851	$10,304,248	$86,164,232	$31,829	$11,386,695	$6,526,601

Investments in shares of the Portfolios, at cost	$11,662,307	$9,750,941	$81,024,604	$33,576	$11,586,729	$6,430,840

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Assets:
Investments in shares of the Portfolios, at fair value	$41,751,926	$2,024,961	$6,452,465	$8,891,196	$3,332,369	$11,909,073
Receivable for shares of the Portfolios sold	—	—	—	—	12	—
Receivable for policy-related transactions	6,126	—	2,207	5,413	869	6,211

Total assets	41,758,052	2,024,961	6,454,672	8,896,609	3,333,250	11,915,284

Liabilities:
Payable for shares of the Portfolios purchased	1,057	—	1,985	5,053	—	3,377

Total liabilities	1,057	—	1,985	5,053	—	3,377

Net Assets	$41,756,995	$2,024,961	$6,452,687	$8,891,556	$3,333,250	$11,911,907

Net Assets:
Accumulation unit values	$41,756,995	$2,024,961	$6,452,687	$8,891,556	$3,333,250	$11,909,251
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	2,656

Total Net Assets	$41,756,995	$2,024,961	$6,452,687	$8,891,556	$3,333,250	$11,911,907

Investments in shares of the Portfolios, at cost	$38,606,710	$1,933,660	$6,471,656	$8,414,798	$2,920,246	$12,357,730

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$21,875,140	$75,999,188	$44,773,158	$7,449,559	$53,566,930	$22,153,520
Receivable for policy-related transactions	1,238	55,694	37,781	50,388	13,266	5,325

Total assets	21,876,378	76,054,882	44,810,939	7,499,947	53,580,196	22,158,845

Liabilities:
Payable for shares of the Portfolios purchased	552	51,896	35,492	50,163	6,828	4,902

Total liabilities	552	51,896	35,492	50,163	6,828	4,902

Net Assets	$21,875,826	$76,002,986	$44,775,447	$7,449,784	$53,573,368	$22,153,943

Net Assets:
Accumulation unit values	$21,875,826	$76,002,986	$44,775,447	$7,449,784	$53,573,368	$22,153,943
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	—

Total Net Assets	$21,875,826	$76,002,986	$44,775,447	$7,449,784	$53,573,368	$22,153,943

Investments in shares of the Portfolios, at cost	$20,791,953	$62,826,214	$45,425,398	$7,287,785	$41,636,970	$21,346,438

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$24,144,681	$11,664,280	$16,195,895	$164,797	$29,352,815	$42,230,888
Receivable for shares of the Portfolios sold	—	—	8,292	—	—	—
Receivable for policy-related transactions	4,276	223	—	43	52	47,215

Total assets	24,148,957	11,664,503	16,204,187	164,840	29,352,867	42,278,103

Liabilities:
Payable for shares of the Portfolios purchased	1,051	223	—	—	58	44,189
Payable for policy-related transactions	—	—	7,699	—	—	—

Total liabilities	1,051	223	7,699	—	58	44,189

Net Assets	$24,147,906	$11,664,280	$16,196,488	$164,840	$29,352,809	$42,233,914

Net Assets:
Accumulation unit values	$24,147,906	$11,593,794	$16,195,226	$164,840	$29,340,797	$42,233,914
Retained by Equitable America in Equitable America Variable Account K	—	70,486	1,262	—	12,012	—

Total Net Assets	$24,147,906	$11,664,280	$16,196,488	$164,840	$29,352,809	$42,233,914

Investments in shares of the Portfolios, at cost	$22,271,135	$10,663,185	$16,385,323	$179,855	$25,867,437	$43,014,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	45,880,007	27,884,587	35,800,546	954,608	39,142,682	9,595,311
Receivable for policy-related transactions	22,981	33,340	7,007	161	8,548	52,548

Total assets	45,902,988	27,917,927	35,807,553	954,769	39,151,230	9,647,859

Liabilities:
Payable for shares of the Portfolios purchased	19,535	31,233	4,144	46	5,182	52,548

Total liabilities	19,535	31,233	4,144	46	5,182	52,548

Net Assets	45,883,453	27,886,694	35,803,409	954,723	39,146,048	9,595,311

Net Assets:
Accumulation unit values	$45,883,453	$27,886,694	$35,803,409	$954,723	$39,146,048	$9,585,027
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	10,284

Total Net Assets	$45,883,453	$27,886,694	$35,803,409	$954,723	$39,146,048	$9,595,311

Investments in shares of the Portfolios, at cost	$44,034,357	$24,057,896	$28,464,998	$934,904	$37,084,820	$9,696,165

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$72,036,751	$151,296,962	$158,366,344	$28,206,981	$15,765,570	$1,117,053
Receivable for shares of the Portfolios sold	4,284	—	48,890	153,579	—	—
Receivable for policy-related transactions	2,444	9,764	58,145	—	1,907	3,565

Total assets	72,043,479	151,306,726	158,473,379	28,360,560	15,767,477	1,120,618

Liabilities:
Payable for shares of the Portfolios purchased	—	9,764	—	—	1,824	3,431
Payable for policy-related transactions	—	—	—	1,502,754	—	—

Total liabilities	—	9,764	—	1,502,754	1,824	3,431

Net Assets	$72,043,479	$151,296,962	$158,473,379	$26,857,806	$15,765,653	$1,117,187

Net Assets:
Accumulation unit values	$72,043,479	$151,282,728	$158,473,379	$26,857,806	$15,720,812	$1,117,187
Retained by Equitable America in Equitable America Variable Account K	—	14,234	—	—	44,841	—

Total Net Assets	$72,043,479	$151,296,962	$158,473,379	$26,857,806	$15,765,653	$1,117,187

Investments in shares of the Portfolios, at cost	$78,361,650	$150,417,216	$169,843,569	$28,211,835	$14,629,885	$1,194,161

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Assets:
Investments in shares of the Portfolios, at fair value	$13,247,949	$25,265,602	$12,487,928	$3,693,174	$34,643,404	$6,962,296
Receivable for policy-related transactions	10,800	45,390	5,844	45	14,953	4,245

Total assets	13,258,749	25,310,992	12,493,772	3,693,219	34,658,357	6,966,541

Liabilities:
Payable for shares of the Portfolios purchased	10,228	44,489	5,742	45	3,032	3,472

Total liabilities	10,228	44,489	5,742	45	3,032	3,472

Net Assets	$13,248,521	$25,266,503	$12,488,030	$3,693,174	$34,655,325	$6,963,069

Net Assets:
Accumulation unit values	$13,248,521	$25,266,503	$12,488,030	$3,692,106	$34,645,736	$6,963,069
Retained by Equitable America in Equitable America Variable Account K	—	—	—	1,068	9,589	—

Total Net Assets	$13,248,521	$25,266,503	$12,488,030	$3,693,174	$34,655,325	$6,963,069

Investments in shares of the Portfolios, at cost	$15,194,308	$28,542,108	$12,510,107	$4,043,872	$34,245,850	$7,514,140

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$27,921,074	$4,868,277	$10,997,321	$139,081	$189,226	$4,528
Receivable for policy-related transactions	4,789	27	8,168	70	84	—

Total assets	27,925,863	4,868,304	11,005,489	139,151	189,310	4,528

Liabilities:
Payable for shares of the Portfolios purchased	4,317	27	6,486	—	—	—

Total liabilities	4,317	27	6,486	—	—	—

Net Assets	$27,921,546	$4,868,277	$10,999,003	$139,151	$189,310	$4,528

Net Assets:
Accumulation unit values	$27,921,546	$4,868,050	$10,999,003	$139,151	$189,310	$4,521
Retained by Equitable America in Equitable America Variable Account K	—	227	—	—	—	7

Total Net Assets	$27,921,546	$4,868,277	$10,999,003	$139,151	$189,310	$4,528

Investments in shares of the Portfolios, at cost	$27,050,807	$4,079,360	$10,976,923	$141,293	$191,923	$4,249

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,249,630	$11,679,175	$17,124,780	$1,549,869	$339,844	$8,888,744
Receivable for policy-related transactions	346	13,762	12,080	6,028	—	3,543

Total assets	1,249,976	11,692,937	17,136,860	1,555,897	339,844	8,892,287

Liabilities:
Payable for shares of the Portfolios purchased	203	13,004	11,485	5,889	—	3,046

Total liabilities	203	13,004	11,485	5,889	—	3,046

Net Assets	$1,249,773	$11,679,933	$17,125,375	$1,550,008	$339,844	$8,889,241

Net Assets:
Accumulation unit values	$1,249,773	$11,679,933	$17,125,375	$1,550,008	$339,553	$8,889,241
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	291	—

Total Net Assets	$1,249,773	$11,679,933	$17,125,375	$1,550,008	$339,844	$8,889,241

Investments in shares of the Portfolios, at cost	$1,178,191	$10,066,330	$16,843,436	$1,522,837	$352,939	$8,219,999

The	accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$540,699	$530	$53,566	$1,757,511	$2,249,606	$85,106
Receivable for policy-related transactions	51	—	28	73	940	—

Total assets	540,750	530	53,594	1,757,584	2,250,546	85,106

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	940	—

Total liabilities	—	—	—	—	940	—

Net Assets	$540,750	$530	$53,594	$1,757,584	$2,249,606	$85,106

Net Assets:
Accumulation unit values	$540,750	$453	$53,594	$1,757,584	$2,249,546	$84,117
Retained by Equitable America in Equitable America Variable Account K	—	77	—	—	60	989

Total Net Assets	$540,750	$530	$53,594	$1,757,584	$2,249,606	$85,106

Investments in shares of the Portfolios, at cost	$528,411	$474	$53,315	$1,686,274	$2,151,450	$71,900

The	accompanying notes are an integral part of these financial statements.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$5,308,318	$3,847,438	$36,564	$3,031,625	$150,994	$6,004,324
Receivable for shares of the Portfolios sold	—	—	—	—	—	180
Receivable for policy-related transactions	9,433	—	—	—	—	1,031

Total assets	5,317,751	3,847,438	36,564	3,031,625	150,994	6,005,535

Liabilities:
Payable for shares of the Portfolios purchased	8,772	—	—	—	—	—
Payable for policy-related transactions	—	—	10,277	—	—	—

Total liabilities	8,772	—	10,277	—	—	—

Net Assets	$5,308,979	$3,847,438	$26,287	$3,031,625	$150,994	$6,005,535

Net Assets:
Accumulation unit values	$5,308,979	$3,846,496	$13,849	$3,029,960	$150,984	$6,005,083
Retained by Equitable America in Equitable America Variable Account K	—	942	12,438	1,665	10	452

Total Net Assets	$5,308,979	$3,847,438	$26,287	$3,031,625	$150,994	$6,005,535

Investments in shares of the Portfolios, at cost	$4,662,468	$3,472,760	$25,217	$2,831,809	$158,302	$6,192,148

The	accompanying notes are an integral part of these financial statements.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$25,965,081	$1,089,892	$4,486,876	$79,982	$17,874,470	$15,566,886
Receivable for policy-related transactions	5,454	20	—	—	2,818	1,142

Total assets	25,970,535	1,089,912	4,486,876	79,982	17,877,288	15,568,028

Liabilities:
Payable for shares of the Portfolios purchased	4,196	20	—	—	880	1,143

Total liabilities	4,196	20	—	—	880	1,143

Net Assets	$25,966,339	$1,089,892	$4,486,876	$79,982	$17,876,408	$15,566,885

Net Assets:
Accumulation unit values	$25,966,339	$1,089,797	$4,486,834	$79,952	$17,876,408	$15,564,373
Retained by Equitable America in Equitable America Variable Account K	—	95	42	30	—	2,512

Total Net Assets	$25,966,339	$1,089,892	$4,486,876	$79,982	$17,876,408	$15,566,885

Investments in shares of the Portfolios, at cost	$27,274,635	$952,673	$4,364,259	$94,443	$16,690,684	$16,626,840

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2025 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$59,910,229	$5,612,817	$2,613,781	$6,463,223	$536,437	820,604
Receivable for policy-related transactions	63,974	425	5,970	2,061	8,640	—

Total assets	59,974,203	5,613,242	2,619,751	6,465,284	545,077	820,604

Liabilities:
Payable for shares of the Portfolios purchased	59,901	204	5,520	168	8,533	—

Total liabilities	59,901	204	5,520	168	8,533	—

Net Assets	$59,914,302	$5,613,038	$2,614,231	$6,465,116	$536,544	$820,604

Net Assets:
Accumulation unit values	$59,914,302	$5,613,038	$2,614,231	$6,463,543	$536,544	$820,604
Retained by Equitable America in Equitable America Variable Account K	—	—	—	1,573	—	—

Total Net Assets	$59,914,302	$5,613,038	$2,614,231	$6,465,116	$536,544	$820,604

Investments in shares of the Portfolios, at cost	$54,435,722	$6,855,234	$2,266,765	$6,430,473	$562,737	$900,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$2,841,002	$2,893,350	$5,279,558	$5,818,901	$13,245,117	$33,488
Receivable for policy-related transactions	—	—	—	2,317	37,458	—

Total assets	2,841,002	2,893,350	5,279,558	5,821,218	13,282,575	33,488

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	2,056	36,761	—

Total liabilities	—	—	—	2,056	36,761	—

Net Assets	$2,841,002	$2,893,350	$5,279,558	$5,819,162	$13,245,814	$33,488

Net Assets:
Accumulation unit values	$2,841,002	$2,893,350	$5,279,536	$5,819,162	$13,245,814	$33,488
Retained by Equitable America in Equitable America Variable Account K	—	—	22	—	—	—

Total Net Assets	$2,841,002	$2,893,350	$5,279,558	$5,819,162	$13,245,814	$33,488

Investments in shares of the Portfolios, at cost	$2,623,776	$2,539,478	$4,342,881	$6,026,347	$16,227,902	$35,316

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable America.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$2,700	$4,384,400
Receivable for shares of the Portfolios sold	—	4,640

Total assets	2,700	4,389,040

Liabilities:
Payable for policy-related transactions	—	4,599

Total liabilities	—	4,599

Net Assets	$2,700	$4,384,441

Net Assets:
Accumulation unit values	$2,474	$4,384,441
Retained by Equitable America in Equitable America Variable Account K	226	—

Total Net Assets	$2,700	$4,384,441

Investments in shares of the Portfolios, at cost	$2,776	$4,177,823

The	accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

	Share Class**	Portfolio Shares Held (000’s)***
1290 VT CONVERTIBLE SECURITIES	IB	327

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	454

1290 VT EQUITY INCOME	IB	1,390

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	311

1290 VT GAMCO SMALL COMPANY VALUE	IB	1,109

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	19

1290 VT NATURAL RESOURCES	IB	268

1290 VT REAL ESTATE	IB	220

1290 VT SMALL CAP VALUE	IB	491

1290 VT SMARTBETA EQUITY ESG	IB	381

1290 VT SOCIALLY RESPONSIBLE	IB	181

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	13

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	23

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	10

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	155

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	611

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	443

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	147

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	364

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	17

EQ/400 MANAGED VOLATILITY	IB	84

EQ/500 MANAGED VOLATILITY	IB	268

EQ/2000 MANAGED VOLATILITY	IB	126

EQ/AB SMALL CAP GROWTH	IB	2,111

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	9

EQ/AGGRESSIVE ALLOCATION	IB	5,512

EQ/ALL ASSET GROWTH ALLOCATION	IB	1,184

EQ/AMERICAN CENTURY MID CAP VALUE	IB	1,437

EQ/BALANCED STRATEGY	IB	2,843

EQ/CAPITAL GROUP RESEARCH	IB	326

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	1,131

EQ/COMMON STOCK INDEX	IA	21

EQ/COMMON STOCK INDEX	IB	3,938

EQ/CONSERVATIVE ALLOCATION	IB	523

EQ/CONSERVATIVE GROWTH STRATEGY	IB	845

EQ/CONSERVATIVE STRATEGY	IB	244

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	1,166

EQ/CORE BOND INDEX	IB	2,878

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)***
EQ/CORE PLUS BOND	IB	6,591

EQ/EMERGING MARKETS EQUITY PLUS	IB	263

EQ/EQUITY 500 INDEX	IB	4,163

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	75

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	325

EQ/FRANKLIN RISING DIVIDENDS	IB	610

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	723

EQ/GOLDMAN SACHS MID CAP VALUE	IB	474

EQ/GROWTH STRATEGY	IB	4,461

EQ/INTERMEDIATE CORPORATE BOND	IB	3

EQ/INTERMEDIATE GOVERNMENT BOND	IA	814

EQ/INTERMEDIATE GOVERNMENT BOND	IB	389

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	615

EQ/INTERNATIONAL EQUITY INDEX	IA	542

EQ/INTERNATIONAL EQUITY INDEX	IB	3,344

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	147

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	507

EQ/INVESCO COMSTOCK	IB	428

EQ/INVESCO GLOBAL	IB	114

EQ/INVESCO GLOBAL REAL ASSETS	IB	810

EQ/JANUS ENTERPRISE	IB	1,036

EQ/JPMORGAN GROWTH STOCK	IB	1,063

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,309

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	683

EQ/LARGE CAP GROWTH INDEX	IB	2,034

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	657

EQ/LARGE CAP VALUE INDEX	IB	2,286

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	643

EQ/LAZARD EMERGING MARKETS EQUITY	IB	839

EQ/LONG-TERM BOND	IB	25

EQ/LOOMIS SAYLES GROWTH	IB	2,540

EQ/MFS INTERNATIONAL GROWTH	IB	5,686

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	1,431

EQ/MFS MID CAP FOCUSED GROWTH	IB	1,500

EQ/MFS TECHNOLOGY	IB	918

EQ/MFS UTILITIES SERIES	K	2

EQ/MFS UTILITIES SERIES	IB	24

EQ/MID CAP INDEX	IB	2,443

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	607

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)***
EQ/MODERATE ALLOCATION	IB	6,041

EQ/MODERATE ALLOCATION	IA	1

EQ/MODERATE GROWTH STRATEGY	IB	9,157

EQ/MODERATE-PLUS ALLOCATION	IB	16,618

EQ/MONEY MARKET	IA	63

EQ/MONEY MARKET	IB	28,141

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	1,808

EQ/PIMCO GLOBAL REAL RETURN	IB	151

EQ/PIMCO REAL RETURN	IB	1,299

EQ/PIMCO TOTAL RETURN ESG	IB	2,764

EQ/PIMCO ULTRA SHORT BOND	IB	1,268

EQ/QUALITY BOND PLUS	IA	1

EQ/QUALITY BOND PLUS	IB	486

EQ/SMALL COMPANY INDEX	IB	3,024

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	122

EQ/VALUE EQUITY	IB	1,239

EQ/WELLINGTON ENERGY	IB	1,171

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	915

EQUITABLE GROWTH MF/ETF	IB	13

EQUITABLE MODERATE GROWTH MF/ETF	IB	18

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	55

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	—

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	7

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	389

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	483

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	84

FRANKLIN INCOME VIP FUND	CLASS 2	24

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	621

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	21

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	—

INVESCO V.I. HEALTH CARE FUND	SERIES I	2

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	164

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	130

INVESCO V.I. TECHNOLOGY FUND	SERIES I	4

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	98

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	46

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	1

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	171

The accompanying notes are an integral part of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)***
JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	577

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	8,862

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	28

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	192

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	15

MULTIMANAGER AGGRESSIVE EQUITY	IB	244

MULTIMANAGER CORE BOND	IB	1,833

MULTIMANAGER TECHNOLOGY	IB	1,642

PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,009

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	46

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	229

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	20

TARGET 2025 ALLOCATION	IB	80

TARGET 2035 ALLOCATION	IB	200

TARGET 2045 ALLOCATION	IB	188

TARGET 2055 ALLOCATION	IB	318

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	689

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	1,164

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	5

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	—

VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	21

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	161

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Shares Outstanding are less than 500 are denoted by a —.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Unit Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$ 153.99	9
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$ 209.40	8

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$ 102.04	22
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$ 107.78	14

1290 VT EQUITY INCOME	0.00%	IB	$ 57.88	26
1290 VT EQUITY INCOME+	0.00%	IB	$ 162.55	4
1290 VT EQUITY INCOME	0.00%	IB	$ 408.14	11

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$ 128.36	7
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$ 243.89	12

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$ 166.46	11
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$ 183.19	81
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$ 758.48	84

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$ 99.71	2

1290 VT NATURAL RESOURCES+	0.00%	IB	$ 143.45	17

1290 VT REAL ESTATE+	0.00%	IB	$ 89.78	14

1290 VT SMALL CAP VALUE+	0.00%	IB	$ 193.32	16
1290 VT SMALL CAP VALUE	0.00%	IB	$ 241.54	12

1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$ 175.69	18
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$ 237.89	16

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$ 45.49	—
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$ 214.97	12
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$ 505.30	3

AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$ 124.46	2

AB VPS RELATIVE VALUE PORTFOLIO+	0.00%	CLASS B	$ 127.20	6

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$ 119.58	3

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$ 120.81	33

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$ 130.58	34
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$ 196.65	30

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$ 141.28	39
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$ 175.31	34

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$ 103.64	18

BNY MELLON STOCK INDEX FUND, INC.	0.00%	INITIAL SHARES	$ 96.96	297

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$ 103.30	4

EQ/400 MANAGED VOLATILITY	0.00%	IB	$ 370.41	5

EQ/500 MANAGED VOLATILITY	0.00%	IB	$ 515.84	16

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$ 301.69	8

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Unit Outstanding (000’s)***

EQ/AB SMALL CAP GROWTH	0.00%	IB	$ 58.17	—
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$ 160.47	63
EQ/AB SMALL CAP GROWTH	0.00%	IB	$ 786.93	27

EQ/AB SUSTAINABLE U.S. THEMATIC+	0.00%	IB	$ 129.30	1

EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$ 26.85	—
EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$ 166.05	100
EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$ 435.90	94

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$ 32.16	—
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$ 147.10	39
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$ 247.74	66

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$ 159.33	48
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$ 394.99	60

EQ/BALANCED STRATEGY	0.00%	IB	$ 229.29	196

EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$ 58.98	2
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$ 836.08	13

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$ 226.92	18
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$ 711.01	22

EQ/COMMON STOCK INDEX	0.00%	IA	$ 80.03	13
EQ/COMMON STOCK INDEX+	0.00%	IB	$ 212.44	391
EQ/COMMON STOCK INDEX	0.00%	IB	$ 511.34	215

EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$ 15.90	—
EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$ 114.06	10
EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$ 188.95	16

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$ 200.98	58

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$ 153.42	18

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$ 18.70	—
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$ 127.61	20
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$ 239.75	29

EQ/CORE BOND INDEX	0.00%	IB	$ 17.25	107
EQ/CORE BOND INDEX+	0.00%	IB	$ 105.10	128
EQ/CORE BOND INDEX	0.00%	IB	$ 154.26	72

EQ/CORE PLUS BOND+	0.00%	IB	$ 110.01	42
EQ/CORE PLUS BOND	0.00%	IB	$ 157.50	108

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$ 121.04	19

EQ/EQUITY 500 INDEX+	0.00%	IB	$ 219.04	777
EQ/EQUITY 500 INDEX	0.00%	IB	$ 589.67	307

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$ 567.33	34
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	K	$ 90.39	52

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$ 181.44	57
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$ 493.37	38

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$ 554.89	21

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$ 178.46	32
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$ 375.91	12

EQ/GROWTH STRATEGY	0.00%	IB	$ 297.95	289

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Unit Outstanding (000’s)***

EQ/INTERMEDIATE CORPORATE BOND	0.00%	IB	$ 105.94	—

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$ 19.23	402
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$ 98.22	19
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$ 130.86	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$ 178.30	3

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$ 137.87	6
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$ 232.37	25

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$ 20.83	284
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$ 141.82	133
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$ 210.74	81

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$ 176.45	11

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$ 25.25	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$ 134.52	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$ 238.88	22

EQ/INVESCO COMSTOCK+	0.00%	IB	$ 193.68	12
EQ/INVESCO COMSTOCK	0.00%	IB	$ 459.57	14

EQ/INVESCO GLOBAL+	0.00%	IB	$ 177.15	19

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$ 114.66	18
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$ 215.31	46

EQ/JANUS ENTERPRISE	0.00%	IB	$ 74.19	1
EQ/JANUS ENTERPRISE+	0.00%	IB	$ 172.87	21
EQ/JANUS ENTERPRISE	0.00%	IB	$ 605.01	30

EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$ 83.57	—
EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$ 211.97	130
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$ 718.15	68

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$ 37.30	—
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$ 201.32	90
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$ 732.90	36

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$ 210.57	10
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$ 516.15	11

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$ 19.17	5
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$ 267.63	93
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$ 683.70	42

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$ 75.29	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$ 236.11	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$1,185.45	16

EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$ 166.11	73
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$ 230.54	52

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$ 50.49	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$ 407.88	28

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$ 149.15	109

EQ/LONG-TERM BOND	0.00%	IB	$ 103.85	2

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$ 68.76	3
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$ 236.07	28
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$ 929.66	24

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Unit Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$ 36.57	141
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$ 150.54	79
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$ 381.62	66

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$ 141.06	83
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$ 316.10	108

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$ 178.15	49
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$ 498.59	38

EQ/MFS TECHNOLOGY+	0.00%	IB	$ 149.25	66
EQ/MFS TECHNOLOGY	0.00%	IB	$ 203.04	128

EQ/MFS UTILITIES SERIES+	0.00%	IB	$ 120.39	7
EQ/MFS UTILITIES SERIES	0.00%	K	$ 90.39	1

EQ/MID CAP INDEX+	0.00%	IB	$ 176.53	95
EQ/MID CAP INDEX	0.00%	IB	$ 511.98	44

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$ 44.46	10
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$ 161.53	13
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$ 634.35	11

EQ/MODERATE ALLOCATION	0.00%	IA	$ 19.72	1
EQ/MODERATE ALLOCATION+	0.00%	IB	$ 133.70	194
EQ/MODERATE ALLOCATION	0.00%	IB	$ 276.79	167

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$ 261.73	578

EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$ 23.39	2
EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$ 150.21	301
EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$ 356.18	318

EQ/MONEY MARKET	0.00%	IA	$ 13.09	5
EQ/MONEY MARKET+	0.00%	IB	$ 113.70	131
EQ/MONEY MARKET	0.00%	IB	$ 150.61	79

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$ 15.69	3
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$ 167.00	48
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$ 194.93	39

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$ 101.71	11

EQ/PIMCO REAL RETURN+	0.00%	IB	$ 113.56	40
EQ/PIMCO REAL RETURN	0.00%	IB	$ 146.50	59

EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$ 103.75	69
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$ 140.04	130

EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$ 16.77	166
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$ 114.47	25
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$ 142.51	48

EQ/QUALITY BOND PLUS	0.00%	IA	$ 12.12	1
EQ/QUALITY BOND PLUS	0.00%	IB	$ 181.20	20

EQ/SMALL COMPANY INDEX	0.00%	IB	$ 33.06	47
EQ/SMALL COMPANY INDEX+	0.00%	IB	$ 161.28	93
EQ/SMALL COMPANY INDEX	0.00%	IB	$ 596.81	30

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$ 147.61	47

EQ/VALUE EQUITY+	0.00%	IB	$ 155.57	27
EQ/VALUE EQUITY	0.00%	IB	$ 821.06	29

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Unit Outstanding (000’s)***
EQ/WELLINGTON ENERGY	0.00%	IB	$ 93.26	52

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$ 139.09	9
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$ 179.29	55

EQUITABLE GROWTH MF/ETF	0.00%	IB	$ 112.02	1

EQUITABLE MODERATE GROWTH MF/ETF	0.00%	IB	$ 110.23	2

FIDELITY® VIP ASSET MANAGER PORTFOLIO	0.00%	INITIAL CLASS	$ 33.64	—

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 112.95	11

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	INITIAL CLASS	$ 58.55	4
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 216.00	24
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$ 528.15	12

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 184.48	30
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$ 392.49	30

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 132.21	12

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$ 24.67	14

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$ 174.52	25
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$ 365.76	13

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES I	$ 24.28	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$ 124.22	4

INVESCO V.I. GLOBAL CORE EQUITY FUND	0.00%	SERIES I	$ 30.55	—

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES I	$ 51.11	1

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$ 304.92	6

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$ 366.12	6

INVESCO V.I. TECHNOLOGY FUND	0.00%	SERIES I	$ 83.13	1

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$ 123.17	43

JANUS HENDERSON ENTERPRISE PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$ 48.45	79

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$ 34.41	—

JANUS HENDERSON MID CAP VALUE PORTFOLIO	0.00%	SERVICE SHARES	$ 52.67	58

JANUS HENDERSON OVERSEAS PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$ 33.60	4

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$ 115.30	52

MACQUARIE VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$ 123.59	74
MACQUARIE VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$ 158.10	106

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$ 485.10	2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$ 602.44	7

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	0.00%	CLASS I	$ 36.98	2

MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$ 233.84	22
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$ 543.91	24

MULTIMANAGER CORE BOND	0.00%	IB	$ 15.30	645

The accompanying notes are an integral part of these financial statements.

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Unit Outstanding (000’s)***
MULTIMANAGER CORE BOND	0.00%	IB	$ 193.31	29

MULTIMANAGER TECHNOLOGY+	0.00%	IB	$ 247.82	93
MULTIMANAGER TECHNOLOGY	0.00%	IB	$1,775.35	21

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$ 97.62	39
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$ 150.68	12

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$ 208.25	13

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$ 167.55	13
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$ 355.20	12

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$ 138.22	4

TARGET 2025 ALLOCATION	0.00%	IB	$ 170.25	5

TARGET 2035 ALLOCATION	0.00%	IB	$ 191.20	15

TARGET 2045 ALLOCATION	0.00%	IB	$ 204.68	14

TARGET 2055 ALLOCATION	0.00%	IB	$ 222.03	24

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$ 122.86	17
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$ 145.15	26

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$ 79.72	32
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 101.10	106

VANECK VIP EMERGING MARKETS BOND FUND	0.00%	INITIAL CLASS	$ 26.57	1

VANECK VIP EMERGING MARKETS FUND	0.00%	INITIAL CLASS	$ 29.25	—

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$ 94.77	36
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$ 99.27	5
VANECK VIP GLOBAL RESOURCES FUND	0.00%	INITIAL CLASS	$ 43.98	12

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of the financial statements.
***	Variable Investment Options where Units outstanding are less than 500 are denoted by a —.
+	The Variable Investment Option is subject to an Investment Expense Reduction (See Note 7).

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$54,684	$174,141	$136,104	$69,582	$468,398	$3,893

Expenses:

Net Investment Income (Loss)	54,684	174,141	136,104	69,582	468,398	3,893

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(120,104)	(84,710)	(56,850)	6,373	1,115,571	(613)
Net realized gain distribution from the Portfolios	—	—	529,974	164,379	5,846,291	—

Net realized gain (loss)	(120,104)	(84,710)	473,124	170,752	6,961,862	(613)

Net change in unrealized appreciation (depreciation) of investments	336,446	14,242	(9,478)	80,539	788,327	8,539

Net Realized and Unrealized Gain (Loss) on Investments	216,342	(70,468)	463,646	251,291	7,750,189	7,926

Net Increase (Decrease) in Net Assets Resulting from Operations	$271,026	$103,673	$599,750	$320,873	$8,218,587	$11,819

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$73,312	$37,760	$78,489	$63,177	$17,907	$1,049

Expenses:

Net Investment Income (Loss)	73,312	37,760	78,489	63,177	17,907	1,049

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	20,844	(7,511)	27,359	81,465	125,117	2,337
Net realized gain distribution from the Portfolios	—	—	367,830	415,409	184,540	8,270

Net realized gain (loss)	20,844	(7,511)	395,189	496,874	309,657	10,607

Net change in unrealized appreciation (depreciation) of investments	(233,291)	(22,556)	482,069	381,200	369,376	5,157

Net Realized and Unrealized Gain (Loss) on Investments	(212,447)	(30,067)	877,258	878,074	679,033	15,764

Net Increase (Decrease) in Net Assets Resulting from Operations	$(139,135)	$7,693	$955,747	$941,251	$696,940	$16,813

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,485	$—	$69,446	$78,131	$132,565	$27,114

Expenses:

Net Investment Income (Loss)	4,485	—	69,446	78,131	132,565	27,114

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,859	2,028	13,638	(285,773)	53,885	3,033
Net realized gain distribution from the Portfolios	12,620	756	121,763	338,766	49,486	145,388

Net realized gain (loss)	18,479	2,784	135,401	52,993	103,371	148,421

Net change in unrealized appreciation (depreciation) of investments	10,667	5,376	208,637	55,892	368,765	(55,675)

Net Realized and Unrealized Gain (Loss) on Investments	29,146	8,160	344,038	108,885	472,136	92,746

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,631	$8,160	$413,484	$187,016	$604,701	$119,860

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	BNY MELLON STOCK INDEX FUND, INC.	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$355,706	$1,416	$20,338	$84,321	$33,829	$88,352

Expenses:

Net Investment Income (Loss)	355,706	1,416	20,338	84,321	33,829	88,352

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,453,596	(2,349)	16,325	146,498	(1,698)	(192,067)
Net realized gain distribution from the Portfolios	1,935,527	9,057	170,448	1,244,456	159,959	2,957,665

Net realized gain (loss)	7,389,123	6,708	186,773	1,390,954	158,261	2,765,598

Net change in unrealized appreciation (depreciation) of investments	(722,975)	25,730	7,583	128,326	51,417	850,087

Net Realized and Unrealized Gain (Loss) on Investments	6,666,148	32,438	194,356	1,519,280	209,678	3,615,685

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,021,854	$33,854	$214,694	$1,603,601	$243,507	$3,704,037

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$115	$1,213,687	$506,002	$560,433	$1,180,083	$169,328

Expenses:

Net Investment Income (Loss)	115	1,213,687	506,002	560,433	1,180,083	169,328

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	658	30,942	(144,836)	135,644	270,491	161,486
Net realized gain distribution from the Portfolios	—	2,965,040	565,395	1,726,874	1,882,856	1,228,467

Net realized gain (loss)	658	2,995,982	420,559	1,862,518	2,153,347	1,389,953

Net change in unrealized appreciation (depreciation) of investments	2,828	2,549,669	1,238,271	(150,165)	497,961	1,032,587

Net Realized and Unrealized Gain (Loss) on Investments	3,486	5,545,651	1,658,830	1,712,353	2,651,308	2,422,540

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,601	$6,759,338	$2,164,832	$2,272,786	$3,831,391	$2,591,868

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,401,110	$130,288	$318,563	$83,369	$260,647

Expenses:

Net Investment Income (Loss)	—	1,401,110	130,288	318,563	83,369	260,647

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	492,669	2,310,628	(55,721)	9,077	(6,541)	(155,591)
Net realized gain distribution from the Portfolios	1,317,105	12,418,937	79,584	402,394	30,575	373,792

Net realized gain (loss)	1,809,774	14,729,565	23,863	411,471	24,034	218,201

Net change in unrealized appreciation (depreciation) of investments	2,419,939	18,697,812	33,781	99,102	17,764	134,822

Net Realized and Unrealized Gain (Loss) on Investments	4,229,713	33,427,377	57,644	510,573	41,798	353,023

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,229,713	$34,828,487	$187,932	$829,136	$125,167	$613,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$647,748	$1,114,209	$49,734	$2,861,065	$94,653	$251,947

Expenses:

Net Investment Income (Loss)	647,748	1,114,209	49,734	2,861,065	94,653	251,947

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(23,940)	(175,344)	(56,204)	4,435,758	597,337	492,497
Net realized gain distribution from the Portfolios	—	—	—	6,887,445	1,564,090	857,972

Net realized gain (loss)	(23,940)	(175,344)	(56,204)	11,323,203	2,161,427	1,350,469

Net change in unrealized appreciation (depreciation) of investments	(20,540)	(1,055,463)	76,185	48,071,657	2,312,701	1,055,507

Net Realized and Unrealized Gain (Loss) on Investments	(44,480)	(1,230,807)	19,981	59,394,860	4,474,128	2,405,976

Net Increase (Decrease) in Net Assets Resulting from Operations	$603,268	$(116,598)	$69,715	$62,255,925	$4,568,781	$2,657,923

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*(a)	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$145,227	$79,314	$2,033,200	$1,049	$285,855	$142,184

Expenses:

Net Investment Income (Loss)	145,227	79,314	2,033,200	1,049	285,855	142,184

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	267,882	40,109	993,290	(29)	(173,019)	102,865
Net realized gain distribution from the Portfolios	1,228,255	470,299	4,534,936	278	—	315,048

Net realized gain (loss)	1,496,137	510,408	5,528,226	249	(173,019)	417,913

Net change in unrealized appreciation (depreciation) of investments	(297,744)	421,406	2,098,474	(1,759)	114,230	(361,450)

Net Realized and Unrealized Gain (Loss) on Investments	1,198,393	931,814	7,626,700	(1,510)	(58,789)	56,463

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,343,620	$1,011,128	$9,659,900	$(461)	$227,066	$198,647

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,264,581	$54,248	$160,921	$127,224	$—	$276,128

Expenses:

Net Investment Income (Loss)	1,264,581	54,248	160,921	127,224	—	276,128

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	684,935	21,074	55,106	174,850	(25,277)	(8,388)
Net realized gain distribution from the Portfolios	—	31,927	364,974	797,918	160,055	44,060

Net realized gain (loss)	684,935	53,001	420,080	972,768	134,778	35,672

Net change in unrealized appreciation (depreciation) of investments	(272,336)	(55,201)	(493,230)	10,314	228,724	(273,615)

Net Realized and Unrealized Gain (Loss) on Investments	412,599	(2,200)	(73,150)	983,082	363,502	(237,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,677,180	$52,048	$87,771	$1,110,306	$363,502	$38,185

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,737	$—	$499,879	$70,045	$17,480	$69,890

Expenses:

Net Investment Income (Loss)	2,737	—	499,879	70,045	17,480	69,890

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	165,763	1,044,842	201,047	79,520	1,547,710	351,630
Net realized gain distribution from the Portfolios	1,678,325	3,755,627	5,126,732	1,258,544	3,642,997	2,548,107

Net realized gain (loss)	1,844,088	4,800,469	5,327,779	1,338,064	5,190,707	2,899,737

Net change in unrealized appreciation (depreciation) of investments	867,757	13,925,107	(282,112)	(25,319)	7,209,140	2,280,321

Net Realized and Unrealized Gain (Loss) on Investments	2,711,845	18,725,576	5,045,667	1,312,745	12,399,847	5,180,058

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,714,582	$18,725,576	$5,545,546	$1,382,790	$12,417,327	$5,249,948

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*(a)	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$349,381	$179,033	$653,593	$6,047	$—	$314,883

Expenses:

Net Investment Income (Loss)	349,381	179,033	653,593	6,047	—	314,883

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	214,840	220,245	61,350	(35)	504,055	142,374
Net realized gain distribution from the Portfolios	1,238,874	1,067,828	652,898	—	4,944,074	2,473,075

Net realized gain (loss)	1,453,714	1,288,073	714,248	(35)	5,448,129	2,615,449

Net change in unrealized appreciation (depreciation) of investments	864,743	1,627	(251,324)	(15,058)	1,928,054	377,962

Net Realized and Unrealized Gain (Loss) on Investments	2,318,457	1,289,700	462,924	(15,093)	7,376,183	2,993,411

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,667,838	$1,468,733	$1,116,517	$(9,046)	$7,376,183	$3,308,294

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$675,484	$—	$—	$13,993	$338,370	$129,445

Expenses:

Net Investment Income (Loss)	675,484	—	—	13,993	338,370	129,445

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	515,946	474,457	1,311,407	(7,256)	347,464	192,562
Net realized gain distribution from the Portfolios	2,867,045	2,358,482	3,597,658	13,783	2,465,575	1,025,980

Net realized gain (loss)	3,382,991	2,832,939	4,909,065	6,527	2,813,039	1,218,542

Net change in unrealized appreciation (depreciation) of investments	(1,227,734)	552,130	3,858,349	61,024	1,113,843	(361,135)

Net Realized and Unrealized Gain (Loss) on Investments	2,155,257	3,385,069	8,767,414	67,551	3,926,882	857,407

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,830,741	$3,385,069	$8,767,414	$81,544	$4,265,252	$986,852

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,919,382	$3,794,327	$3,799,373	$1,340,161	$1,404	$5,804

Expenses:

Net Investment Income (Loss)	1,919,382	3,794,327	3,799,373	1,340,161	1,404	5,804

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(478,816)	1,316,093	(703,084)	1,927	(1,580,128)	(64,689)
Net realized gain distribution from the Portfolios	2,845,491	8,899,990	8,760,410	5,827	—	—

Net realized gain (loss)	2,366,675	10,216,083	8,057,326	7,754	(1,580,128)	(64,689)

Net change in unrealized appreciation (depreciation) of investments	788,436	894,321	3,410,711	(4,848)	4,288,096	55,360

Net Realized and Unrealized Gain (Loss) on Investments	3,155,111	11,110,404	11,468,037	2,906	2,707,968	(9,329)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,074,493	$14,904,731	$15,267,410	$1,343,067	$2,709,372	$(3,525)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$493,975	$1,084,204	$557,282	$111,331	$430,327	$—

Expenses:

Net Investment Income (Loss)	493,975	1,084,204	557,282	111,331	430,327	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(80,625)	(241,423)	182,492	(25,406)	(171,107)	(8,693)
Net realized gain distribution from the Portfolios	497,981	—	—	—	2,068,058	382,364

Net realized gain (loss)	417,356	(241,423)	182,492	(25,406)	1,896,951	373,671

Net change in unrealized appreciation (depreciation) of investments	(682,754)	(368,052)	67,092	(22,937)	979,714	(400,436)

Net Realized and Unrealized Gain (Loss) on Investments	(265,398)	(609,475)	249,584	(48,343)	2,876,665	(26,765)

Net Increase (Decrease) in Net Assets Resulting from Operations	$228,577	$474,729	$806,866	$62,988	$3,306,992	$(26,765)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*(a)	EQUITABLE MODERATE GROWTH MF/ETF*(a)	FIDELITY® VIP ASSET MANAGER PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$275,332	$139,425	$341,764	$1,101	$3,732	$110

Expenses:

Net Investment Income (Loss)	275,332	139,425	341,764	1,101	3,732	110

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	223,569	294,139	89,241	178	558	15
Net realized gain distribution from the Portfolios	1,029,614	—	104,237	—	—	27

Net realized gain (loss)	1,253,183	294,139	193,478	178	558	42

Net change in unrealized appreciation (depreciation) of investments	382,573	(131,931)	197,787	(2,212)	(2,697)	200

Net Realized and Unrealized Gain (Loss) on Investments	1,635,756	162,208	391,265	(2,034)	(2,139)	242

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,911,088	$301,633	$733,029	$(933)	$1,593	$352

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$21,765	$141,132	$57,567	$17,579	$17,212	$70,742

Expenses:

Net Investment Income (Loss)	21,765	141,132	57,567	17,579	17,212	70,742

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,963	394,824	104,046	5,109	(1,513)	(26,058)
Net realized gain distribution from the Portfolios	10,282	751,061	2,196,542	143,837	1,410	174,852

Net realized gain (loss)	12,245	1,145,885	2,300,588	148,946	(103)	148,794

Net change in unrealized appreciation (depreciation) of investments	56,311	708,274	13,794	(38,804)	5,806	624,978

Net Realized and Unrealized Gain (Loss) on Investments	68,556	1,854,159	2,314,382	110,142	5,703	773,772

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,321	$1,995,291	$2,371,949	$127,721	$22,915	$844,514

The	accompanying notes are an integral part of these financial statements.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,147	$6	$—	$2,130	$—	$—

Expenses:

Net Investment Income (Loss)	10,147	6	—	2,130	—	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,360)	84	806	(27,785)	(17,255)	(131)
Net realized gain distribution from the Portfolios	24,701	5	—	42,651	109,549	3,310

Net realized gain (loss)	14,341	89	806	14,866	92,294	3,179

Net change in unrealized appreciation (depreciation) of investments	42,001	35	1,332	239,422	249,346	18,395

Net Realized and Unrealized Gain (Loss) on Investments	56,342	124	2,138	254,288	341,640	21,574

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,489	$130	$2,138	$256,418	$341,640	$21,574

The	accompanying notes are an integral part of these financial statements.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$80,466	$35,965	$260	$26,942	$3,321	$326,910

Expenses:

Net Investment Income (Loss)	80,466	35,965	260	26,942	3,321	326,910

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	40,905	(104,162)	77	86,127	19,117	(50,595)
Net realized gain distribution from the Portfolios	—	201,753	1,087	181,321	—	—

Net realized gain (loss)	40,905	97,591	1,164	267,448	19,117	(50,595)

Net change in unrealized appreciation (depreciation) of investments	429,466	379,354	5,584	90,099	(14,518)	28,932

Net Realized and Unrealized Gain (Loss) on Investments	470,371	476,945	6,748	357,547	4,599	(21,663)

Net Increase (Decrease) in Net Assets Resulting from Operations	$550,837	$512,910	$7,008	$384,489	$7,920	$305,247

The	accompanying notes are an integral part of these financial statements.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,465,387	$4,840	$5,620	$7,873	$69,554	$529,468

Expenses:

Net Investment Income (Loss)	1,465,387	4,840	5,620	7,873	69,554	529,468

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(153,450)	32,764	23,585	(402)	282,553	(770,763)
Net realized gain distribution from the Portfolios	—	75,536	391,016	—	2,394,631	—

Net realized gain (loss)	(153,450)	108,300	414,601	(402)	2,677,184	(770,763)

Net change in unrealized appreciation (depreciation) of investments	82,254	66,581	212,686	589	1,415,016	564,244

Net Realized and Unrealized Gain (Loss) on Investments	(71,196)	174,881	627,287	187	4,092,200	(206,519)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,394,191	$179,721	$632,907	$8,060	$4,161,754	$322,949

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2025 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$111,218	$—	$103,106	$—	$20,780

Expenses:

Net Investment Income (Loss)	—	111,218	—	103,106	—	20,780

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	753,701	(127,362)	106,006	109,353	2,061	(46,947)
Net realized gain distribution from the Portfolios	6,870,951	—	110,837	423,206	50,791	56,646

Net realized gain (loss)	7,624,652	(127,362)	216,843	532,559	52,852	9,699

Net change in unrealized appreciation (depreciation) of investments	4,397,765	221,619	256,173	35,035	(31,802)	41,011

Net Realized and Unrealized Gain (Loss) on Investments	12,022,417	94,257	473,016	567,594	21,050	50,710

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,022,417	$205,475	$473,016	$670,700	$21,050	$71,490

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$56,778	$49,270	$72,766	$219,162	$—

Expenses:

Net Investment Income (Loss)	56,778	49,270	72,766	219,162	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	16,133	25,018	218,711	(56,049)	(170,443)
Net realized gain distribution from the Portfolios	64,116	47,198	58,908	42,119	—

Net realized gain (loss)	80,249	72,216	277,619	(13,930)	(170,443)

Net change in unrealized appreciation (depreciation) of investments	135,707	192,993	304,632	193,761	(1,414,624)

Net Realized and Unrealized Gain (Loss) on Investments	215,956	265,209	582,251	179,831	(1,585,067)

Net Increase (Decrease) in Net Assets Resulting from Operations	$272,734	$314,479	$655,017	$398,993	$(1,585,067)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,380	$47	$108,369

Expenses:
Less: Asset-based charges	—	—	—

Net Investment Income (Loss)	2,380	47	108,369

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(15)	1	70,133
Net realized gain distribution from the Portfolios	—	—	—

Net realized gain (loss)	(15)	1	70,133

Net change in unrealized appreciation (depreciation) of investments	(1,477)	(19)	(304,121)

Net Realized and Unrealized Gain (Loss) on Investments	(1,492)	(18)	(233,988)

Net Increase (Decrease) in Net Assets Resulting from Operations	$888	$29	$(125,619)

The	accompanying notes are an integral part of these financial statements.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,684	$61,425	$174,141	$129,747	$136,104	$123,028
Net realized gain (loss)	(120,104)	(102,142)	(84,710)	(48,749)	473,124	351,868
Net change in unrealized appreciation (depreciation) of investments	336,446	337,868	14,242	96,161	(9,478)	(183,275)

Net increase (decrease) in net assets resulting from operations	271,026	297,151	103,673	177,159	599,750	291,621

From Contractowners Transactions:
Payments received from contractowners	575,587	519,112	862,129	882,676	586,421	680,268
Transfers between Variable Investment Options including guaranteed interest account, net	(4,014)	13,275	(61,302)	67,751	(130,626)	(465,676)
Redemptions for contract benefits and terminations	(31,910)	(7,487)	(8,399)	(37,261)	(129,323)	(120,932)
Contract maintenance charges	(251,907)	(225,115)	(230,811)	(205,729)	(383,404)	(360,473)

Net increase (decrease) in net assets resulting from contractowners transactions	287,756	299,785	561,617	707,437	(56,932)	(266,813)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,745	1,475	(2,836)	8,270	—	321

Net Increase (Decrease) in Net Assets	560,529	598,411	662,454	892,866	542,817	25,129
Net Assets — Beginning of Year or Period	2,649,745	2,051,334	3,166,513	2,273,647	6,150,444	6,125,315

Net Assets — End of Year or Period	$3,210,274	$2,649,745	$3,828,967	$3,166,513	$6,693,261	$6,150,444

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI- ALTERNATIVE STRATEGIES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$69,582	$61,816	$468,398	$406,844	$3,893	$2,426
Net realized gain (loss)	170,752	86,144	6,961,862	5,606,281	(613)	(5,526)
Net change in unrealized appreciation (depreciation) of investments	80,539	147,810	788,327	6,157,902	8,539	8,456

Net increase (decrease) in net assets resulting from operations	320,873	295,770	8,218,587	12,171,027	11,819	5,356

From Contractowners Transactions:
Payments received from contractowners	484,981	572,434	8,831,821	8,176,926	40,495	50,175
Transfers between Variable Investment Options including guaranteed interest account, net	(93,537)	(78,849)	(1,838,121)	(2,798,489)	15,465	(25,848)
Redemptions for contract benefits and terminations	(71,719)	(40,217)	(1,583,310)	(1,467,468)	(706)	(848)
Contract maintenance charges	(249,782)	(239,982)	(3,655,172)	(3,434,771)	(10,808)	(8,299)

Net increase (decrease) in net assets resulting from contractowners transactions	69,943	213,386	1,755,218	476,198	44,446	15,180

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	936	967	—	7,042	226	187

Net Increase (Decrease) in Net Assets	391,752	510,123	9,973,806	12,654,267	56,490	20,723
Net Assets — Beginning of Year or Period	3,473,509	2,963,386	70,146,411	57,492,144	118,055	97,332

Net Assets — End of Year or Period	$3,865,261	$3,473,509	$80,120,217	$70,146,411	$174,545	$118,055

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$73,312	$78,314	$37,760	$20,433	$78,489	$45,981
Net realized gain (loss)	20,844	104,580	(7,511)	(32,686)	395,189	367,336
Net change in unrealized appreciation (depreciation) of investments	(233,291)	(158,526)	(22,556)	88,149	482,069	(183,262)

Net increase (decrease) in net assets resulting from operations	(139,135)	24,368	7,693	75,896	955,747	230,055

From Contractowners Transactions:
Payments received from contractowners	641,033	969,180	433,989	382,817	1,190,532	985,798
Transfers between Variable Investment Options including guaranteed interest account, net	(74,863)	(538,475)	62,863	15,309	(103,180)	(40,447)
Redemptions for contract benefits and terminations	(30,457)	(4,789)	(3,631)	(5,788)	(73,533)	(55,710)
Contract maintenance charges	(262,420)	(278,516)	(89,413)	(60,053)	(333,952)	(283,008)

Net increase (decrease) in net assets resulting from contractowners transactions	273,293	147,400	403,808	332,285	679,867	606,633

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	3,733	2,954	1,589	861	5,058	4,826

Net Increase (Decrease) in Net Assets	137,892	174,722	413,090	409,042	1,640,671	841,514
Net Assets — Beginning of Year or Period	2,256,072	2,081,350	827,133	418,091	4,163,654	3,322,140

Net Assets — End of Year or Period	$2,393,964	$2,256,072	$1,240,223	$827,133	$5,804,325	$4,163,654

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS DISCOVERY VALUE PORTFOLIO**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$63,177	$67,539	$17,907	$20,555	$1,049	$674
Net realized gain (loss)	496,874	136,883	309,657	86,277	10,607	6,586
Net change in unrealized appreciation (depreciation) of investments	381,200	511,671	369,376	497,289	5,157	8,339

Net increase (decrease) in net assets resulting from operations	941,251	716,093	696,940	604,121	16,813	15,599

From Contractowners Transactions:
Payments received from contractowners	1,269,048	1,298,029	935,221	654,331	124,421	98,724
Transfers between Variable Investment Options including guaranteed interest account, net	(186,611)	136,245	(259,909)	(4,130)	(14,641)	(747)
Redemptions for contract benefits and terminations	(82,050)	(189,614)	(47,555)	(8,838)	(1,267)	(18)
Contract maintenance charges	(366,608)	(318,393)	(263,329)	(227,871)	(19,672)	(14,841)

Net increase (decrease) in net assets resulting from contractowners transactions	633,779	926,267	364,428	413,492	88,841	83,118

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	8,132	1,423	2,459	2,645	482	232

Net Increase (Decrease) in Net Assets	1,583,163	1,643,783	1,063,828	1,020,258	106,136	98,949
Net Assets — Beginning of Year or Period	5,511,745	3,867,962	3,050,692	2,030,434	132,062	33,113

Net Assets — End of Year or Period	$7,094,908	$5,511,745	$4,114,520	$3,050,692	$238,198	$132,062

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AB VPS RELATIVE VALUE PORTFOLIO**		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,485	$3,436	$—	$28	$69,446	$37,121
Net realized gain (loss)	18,479	20,187	2,784	5,957	135,401	(33,423)
Net change in unrealized appreciation (depreciation) of investments	10,667	2,268	5,376	8,936	208,637	211,216

Net increase (decrease) in net assets resulting from operations	33,631	25,891	8,160	14,921	413,484	214,914

From Contractowners Transactions:
Payments received from contractowners	271,273	183,164	204,666	104,808	1,929,023	1,463,316
Transfers between Variable Investment Options including guaranteed interest account, net	164,143	(10,201)	(9,778)	7,824	130,892	(249,648)
Redemptions for contract benefits and terminations	1	—	(12)	—	(76,737)	(14,379)
Contract maintenance charges	(38,137)	(22,375)	(24,868)	(14,915)	(547,442)	(315,133)

Net increase (decrease) in net assets resulting from contractowners transactions	397,280	150,588	170,008	97,717	1,435,736	884,156

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	629	344	234	629	4,545	2,460

Net Increase (Decrease) in Net Assets	431,539	176,823	178,403	113,267	1,853,763	1,101,530
Net Assets — Beginning of Year or Period	292,109	115,286	150,643	37,376	2,074,826	973,296

Net Assets — End of Year or Period	$723,648	$292,109	$329,046	$150,643	$3,928,589	$2,074,826

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,131	$2,001	$132,565	$111,693	$27,114	$29,919
Net realized gain (loss)	52,993	(197,112)	103,371	(34,106)	148,421	(20,469)
Net change in unrealized appreciation (depreciation) of investments	55,892	1,279,641	368,765	1,161,556	(55,675)	107,339

Net increase (decrease) in net assets resulting from operations	187,016	1,084,530	604,701	1,239,143	119,860	116,789

From Contractowners Transactions:
Payments received from contractowners	1,991,638	1,761,436	2,333,422	2,040,458	767,585	697,470
Transfers between Variable Investment Options including guaranteed interest account, net	304,149	47,274	(98,302)	(240,878)	21,245	(8,537)
Redemptions for contract benefits and terminations	(88,147)	(72,237)	(244,956)	(90,789)	(13,286)	(6,441)
Contract maintenance charges	(523,529)	(471,026)	(738,733)	(659,655)	(248,829)	(190,836)

Net increase (decrease) in net assets resulting from contractowners transactions	1,684,111	1,265,447	1,251,431	1,049,136	526,715	491,656

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	11,151	4,986	13,961	9,303	2,174	3,243

Net Increase (Decrease) in Net Assets	1,882,278	2,354,963	1,870,094	2,297,582	648,750	611,688
Net Assets — Beginning of Year or Period	8,511,978	6,157,015	9,685,789	7,388,207	1,240,069	628,381

Net Assets — End of Year or Period	$10,394,256	$8,511,978	$11,555,883	$9,685,789	$1,888,819	$1,240,069

The	accompanying notes are an integral part of these financial statements.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	BNY MELLON STOCK INDEX FUND, INC.		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EQ/400 MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$355,706	$373,224	$1,416	$50	$20,338	$17,663
Net realized gain (loss)	7,389,123	1,837,931	6,708	(8,307)	186,773	45,697
Net change in unrealized appreciation (depreciation) of investments	(722,975)	4,026,119	25,730	40,655	7,583	153,975

Net increase (decrease) in net assets resulting from operations	7,021,854	6,237,274	33,854	32,398	214,694	217,335

From Contractowners Transactions:
Payments received from contractowners	9,946,131	1,281,659	146,797	158,565	156,930	164,896
Transfers between Variable Investment Options including guaranteed interest account, net	(1,976,492)	(292,231)	(33,044)	11,614	78,549	(28,686)
Redemptions for contract benefits and terminations	(14,585,500)	(716,824)	(5,764)	(13,194)	(17,855)	(22,582)
Contract maintenance charges	(1,040,206)	(1,064,934)	(45,966)	(36,665)	(110,887)	(90,366)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,656,067)	(792,330)	62,023	120,320	106,737	23,262

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(150,289)	(86,010)	1,056	668	—	1

Net Increase (Decrease) in Net Assets	(784,503)	5,358,934	96,934	153,386	321,430	240,598
Net Assets — Beginning of Year or Period	29,567,276	24,208,342	318,766	165,380	1,618,546	1,377,948

Net Assets — End of Year or Period	$28,782,773	$29,567,276	$415,700	$318,766	$1,939,976	$1,618,546

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$84,321	$69,428	$33,829	$27,402	$88,352	$67,500
Net realized gain (loss)	1,390,954	450,960	158,261	1,220	2,765,598	(393,674)
Net change in unrealized appreciation (depreciation) of investments	128,326	860,603	51,417	292,485	850,087	4,112,383

Net increase (decrease) in net assets resulting from operations	1,603,601	1,380,991	243,507	321,107	3,704,037	3,786,209

From Contractowners Transactions:
Payments received from contractowners	474,526	507,304	170,666	194,403	4,710,683	4,096,647
Transfers between Variable Investment Options including guaranteed interest account, net	(221,714)	(2,745)	(123,810)	(104,784)	(792,202)	159,280
Redemptions for contract benefits and terminations	(17,997)	(262,836)	(25,480)	(16,451)	(471,586)	(529,727)
Contract maintenance charges	(391,172)	(366,350)	(125,508)	(130,281)	(1,604,448)	(1,514,565)

Net increase (decrease) in net assets resulting from contractowners transactions	(156,357)	(124,627)	(104,132)	(57,113)	1,842,447	2,211,635

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	14	35	—	1	13,458	8,248

Net Increase (Decrease) in Net Assets	1,447,257	1,256,399	139,378	263,995	5,559,943	6,006,092
Net Assets — Beginning of Year or Period	6,737,849	5,481,450	2,340,416	2,076,421	25,999,192	19,993,100

Net Assets — End of Year or Period	$8,185,106	$6,737,849	$2,479,794	$2,340,416	$31,559,135	$25,999,192

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB SUSTAINABLE U.S. THEMATIC*		EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$115	$94	$1,213,687	$628,759	$506,002	$340,998
Net realized gain (loss)	658	102	2,995,982	1,082,797	420,559	29,940
Net change in unrealized appreciation (depreciation) of investments	2,828	3,008	2,549,669	5,762,558	1,238,271	1,880,393

Net increase (decrease) in net assets resulting from operations	3,601	3,204	6,759,338	7,474,114	2,164,832	2,251,331

From Contractowners Transactions:
Payments received from contractowners	62,389	29,764	8,122,685	7,152,271	3,420,859	4,056,649
Transfers between Variable Investment Options including guaranteed interest account, net	5,202	(873)	(1,038,751)	(1,308,863)	(626,973)	(524,518)
Redemptions for contract benefits and terminations	(206)	—	(2,068,329)	(1,751,626)	(266,925)	(332,496)
Contract maintenance charges	(7,263)	(2,913)	(3,209,559)	(2,827,373)	(1,627,104)	(1,444,592)

Net increase (decrease) in net assets resulting from contractowners transactions	60,122	25,978	1,806,046	1,264,409	899,857	1,755,043

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(468)	621	29,807	30,322	7,513	4,369

Net Increase (Decrease) in Net Assets	63,256	29,803	8,595,191	8,768,845	3,072,203	4,010,743
Net Assets — Beginning of Year or Period	34,422	4,619	48,805,328	40,036,483	19,142,717	15,131,974

Net Assets — End of Year or Period	$97,678	$34,422	$57,400,519	$48,805,328	$22,214,920	$19,142,717

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$560,433	$436,156	$1,180,083	$634,202	$169,328	$27,806
Net realized gain (loss)	1,862,518	1,045,877	2,153,347	571,046	1,389,953	430,264
Net change in unrealized appreciation (depreciation) of investments	(150,165)	44,698	497,961	3,946,421	1,032,587	1,200,474

Net increase (decrease) in net assets resulting from operations	2,272,786	1,526,731	3,831,391	5,151,669	2,591,868	1,658,544

From Contractowners Transactions:
Payments received from contractowners	4,180,954	4,379,935	3,853,168	4,123,311	631,545	717,306
Transfers between Variable Investment Options including guaranteed interest account, net	(276,856)	(486,702)	(2,289,696)	(525,244)	(387,835)	(309,780)
Redemptions for contract benefits and terminations	(462,734)	(430,425)	(771,512)	(1,108,900)	(96,638)	(113,773)
Contract maintenance charges	(1,458,277)	(1,404,335)	(3,124,401)	(3,304,671)	(423,211)	(416,235)

Net increase (decrease) in net assets resulting from contractowners transactions	1,983,087	2,058,473	(2,332,441)	(815,504)	(276,139)	(122,482)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	10,705	7,926	(92)	9	—	(2)

Net Increase (Decrease) in Net Assets	4,266,579	3,593,130	1,498,858	4,336,174	2,315,728	1,536,060
Net Assets — Beginning of Year or Period	26,921,180	23,328,050	43,364,761	39,028,587	8,756,336	7,220,276

Net Assets — End of Year or Period	$31,187,759	$26,921,180	$44,863,619	$43,364,761	$11,072,064	$8,756,336

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$1,401,110	$1,477,813	$130,288	$94,069
Net realized gain (loss)	1,809,774	594,817	14,729,565	6,684,179	23,863	(99,129)
Net change in unrealized appreciation (depreciation) of investments	2,419,939	4,557,536	18,697,812	19,391,159	33,781	318,893

Net increase (decrease) in net assets resulting from operations	4,229,713	5,152,353	34,828,487	27,553,151	187,932	313,833

From Contractowners Transactions:
Payments received from contractowners	1,806,714	1,808,528	33,397,173	29,339,318	700,458	704,413
Transfers between Variable Investment Options including guaranteed interest account, net	(1,054,707)	(769,975)	(3,750,341)	(1,235,974)	(14,398)	(364,332)
Redemptions for contract benefits and terminations	(466,439)	(696,920)	(2,839,130)	(2,021,600)	(229,997)	(200,655)
Contract maintenance charges	(824,466)	(794,739)	(12,896,346)	(10,550,898)	(452,556)	(443,991)

Net increase (decrease) in net assets resulting from contractowners transactions	(538,898)	(453,106)	13,911,356	15,530,846	3,507	(304,565)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	7,130	4,138	195,584	94,285	2,144	1,500

Net Increase (Decrease) in Net Assets	3,697,944	4,703,385	48,935,428	43,178,282	193,584	10,768
Net Assets — Beginning of Year or Period	16,009,657	11,306,272	145,074,997	101,896,715	4,066,108	4,055,340

Net Assets — End of Year or Period	$19,707,601	$16,009,657	$194,010,425	$145,074,997	$4,259,692	$4,066,108

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$318,563	$169,179	$83,369	$42,604	$260,647	$171,495
Net realized gain (loss)	411,471	105,368	24,034	(25,609)	218,201	(114,714)
Net change in unrealized appreciation (depreciation) of investments	99,102	867,333	17,764	186,033	134,822	804,154

Net increase (decrease) in net assets resulting from operations	829,136	1,141,880	125,167	203,028	613,670	860,935

From Contractowners Transactions:
Payments received from contractowners	933,330	997,280	317,538	331,190	1,686,394	1,622,830
Transfers between Variable Investment Options including guaranteed interest account, net	(87,705)	422,150	2,213	(129,860)	(294,569)	(174,961)
Redemptions for contract benefits and terminations	(191,947)	(222,524)	(25,190)	(61,746)	(201,661)	(439,767)
Contract maintenance charges	(1,006,403)	(1,045,809)	(246,765)	(287,638)	(986,964)	(857,764)

Net increase (decrease) in net assets resulting from contractowners transactions	(352,725)	151,097	47,796	(148,054)	203,200	150,338

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(292)	292	—	1	4,467	4,513

Net Increase (Decrease) in Net Assets	476,119	1,293,269	172,964	54,975	821,336	1,015,786
Net Assets — Beginning of Year or Period	11,128,615	9,835,346	2,616,363	2,561,388	8,755,819	7,740,033

Net Assets — End of Year or Period	$11,604,734	$11,128,615	$2,789,327	$2,616,363	$9,577,155	$8,755,819

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or affiliates of Equitable America.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$647,748	$456,811	$1,114,209	$441,945	$49,734	$37,638
Net realized gain (loss)	(23,940)	(452,603)	(175,344)	(364,319)	(56,204)	(6,100)
Net change in unrealized appreciation (depreciation) of investments	(20,540)	877,589	(1,055,463)	765,955	76,185	94,861

Net increase (decrease) in net assets resulting from operations	603,268	881,797	(116,598)	843,581	69,715	126,399

From Contractowners Transactions:
Payments received from contractowners	8,108,129	5,562,626	3,870,271	3,192,111	885,380	560,652
Transfers between Variable Investment Options including guaranteed interest account, net	448,442	282,315	333,182	(370,809)	4,177	108,544
Redemptions for contract benefits and terminations	(3,140,999)	(327,797)	(388,662)	(366,545)	(6,122)	(15,337)
Contract maintenance charges	(2,083,162)	(1,746,246)	(1,580,511)	(1,436,450)	(213,626)	(171,372)

Net increase (decrease) in net assets resulting from contractowners transactions	3,332,410	3,770,898	2,234,280	1,018,307	669,809	482,487

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	6,678	4,477	4,690	884	4,089

Net Increase (Decrease) in Net Assets	3,935,678	4,659,373	2,122,159	1,866,578	740,409	612,975
Net Assets — Beginning of Year or Period	22,579,687	17,920,314	19,558,750	17,692,172	1,614,029	1,001,054

Net Assets — End of Year or Period	$26,515,365	$22,579,687	$21,680,909	$19,558,750	$2,354,438	$1,614,029

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,861,065	$2,380,104	$94,653	$80,628	$251,947	$248,698
Net realized gain (loss)	11,323,203	5,941,768	2,161,427	921,970	1,350,469	538,332
Net change in unrealized appreciation (depreciation) of investments	48,071,657	36,913,435	2,312,701	3,504,527	1,055,507	1,703,406

Net increase (decrease) in net assets resulting from operations	62,255,925	45,235,307	4,568,781	4,507,125	2,657,923	2,490,436

From Contractowners Transactions:
Payments received from contractowners	70,731,993	50,056,371	1,260,672	1,379,465	4,294,646	3,688,493
Transfers between Variable Investment Options including guaranteed interest account, net	2,846,691	(1,217,505)	556,506	86,245	485,418	(68,748)
Redemptions for contract benefits and terminations	(4,761,869)	(2,861,251)	(229,238)	(734,879)	(265,493)	(546,654)
Contract maintenance charges	(19,272,383)	(14,878,501)	(850,339)	(814,777)	(1,582,167)	(1,394,850)

Net increase (decrease) in net assets resulting from contractowners transactions	49,544,432	31,099,114	737,601	(83,946)	2,932,404	1,678,241

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	207,147	109,110	—	—	13,272	7,900

Net Increase (Decrease) in Net Assets	112,007,505	76,443,531	5,306,383	4,423,179	5,603,598	4,176,577
Net Assets — Beginning of Year or Period	238,998,675	162,555,144	18,717,875	14,294,696	23,636,116	19,459,539

Net Assets — End of Year or Period	$351,006,180	$238,998,675	$24,024,258	$18,717,875	$29,239,714	$23,636,116

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$145,227	$89,829	$79,314	$56,181	$2,033,200	$1,028,268
Net realized gain (loss)	1,496,137	584,927	510,408	277,413	5,528,226	2,117,334
Net change in unrealized appreciation (depreciation) of investments	(297,744)	1,278,639	421,406	483,941	2,098,474	7,929,521

Net increase (decrease) in net assets resulting from operations	1,343,620	1,953,395	1,011,128	817,535	9,659,900	11,075,123

From Contractowners Transactions:
Payments received from contractowners	656,443	660,605	1,743,259	1,996,102	6,985,104	8,409,257
Transfers between Variable Investment Options including guaranteed interest account, net	(410,233)	(181,135)	97,261	42,431	(2,352,164)	(1,992,752)
Redemptions for contract benefits and terminations	(331,373)	(565,208)	(107,084)	(52,989)	(1,991,063)	(1,249,677)
Contract maintenance charges	(483,100)	(479,975)	(637,196)	(575,337)	(4,664,997)	(4,735,962)

Net increase (decrease) in net assets resulting from contractowners transactions	(568,263)	(565,713)	1,096,240	1,410,207	(2,023,120)	430,866

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	14,712	9,326	(197)	189

Net Increase (Decrease) in Net Assets	775,356	1,387,682	2,122,080	2,237,068	7,636,582	11,506,178
Net Assets — Beginning of Year or Period	10,828,495	9,440,813	8,182,168	5,945,100	78,527,650	67,021,472

Net Assets — End of Year or Period	$11,603,851	$10,828,495	$10,304,248	$8,182,168	$86,164,232	$78,527,650

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERMEDIATE CORPORATE BOND*(a)	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2024	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,049	$285,855	$150,330	$142,184	$103,015
Net realized gain (loss)	249	(173,019)	(112,672)	417,913	112,264
Net change in unrealized appreciation (depreciation) of investments	(1,759)	114,230	161,493	(361,450)	706,184

Net increase (decrease) in net assets resulting from operations	(461)	227,066	199,151	198,647	921,463

From Contractowners Transactions:
Payments received from contractowners	33,752	1,820,471	1,345,529	616,278	590,360
Transfers between Variable Investment Options including guaranteed interest account, net	136	5,000,565	74,243	9,584	(420,689)
Redemptions for contract benefits and terminations	—	(22,070)	(48,068)	(142,021)	(163,582)
Contract maintenance charges	(1,610)	(1,172,135)	(1,350,919)	(353,758)	(363,133)

Net increase (decrease) in net assets resulting from contractowners transactions	32,278	5,626,831	20,785	130,083	(357,044)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	12	45,319	(15,696)	1,697	1,581

Net Increase (Decrease) in Net Assets	31,829	5,899,217	204,240	330,426	566,000
Net Assets — Beginning of Year or Period	—	5,487,478	5,283,238	6,196,175	5,630,175

Net Assets — End of Year or Period	$31,829	$11,386,695	$5,487,478	$6,526,601	$6,196,175

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,264,581	$939,966	$54,248	$42,253	$160,921	$129,044
Net realized gain (loss)	684,935	347,771	53,001	2,449	420,080	66,357
Net change in unrealized appreciation (depreciation) of investments	(272,336)	3,837,391	(55,201)	242,201	(493,230)	787,001

Net increase (decrease) in net assets resulting from operations	1,677,180	5,125,128	52,048	286,903	87,771	982,402

From Contractowners Transactions:
Payments received from contractowners	7,811,621	6,152,602	93,487	110,159	588,813	693,402
Transfers between Variable Investment Options including guaranteed interest account, net	(502,393)	1,470,388	18,440	(22,894)	(162,587)	(112,218)
Redemptions for contract benefits and terminations	(438,102)	(622,174)	(10,828)	(24,955)	(86,901)	(146,718)
Contract maintenance charges	(2,206,576)	(1,829,141)	(92,717)	(94,428)	(350,077)	(334,189)

Net increase (decrease) in net assets resulting from contractowners transactions	4,664,550	5,171,675	8,382	(32,118)	(10,752)	100,277

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	54,473	33,086	—	(1)	2,974	2,361

Net Increase (Decrease) in Net Assets	6,396,203	10,329,889	60,432	254,784	79,992	1,085,040
Net Assets — Beginning of Year or Period	35,360,792	25,030,903	1,964,529	1,709,745	6,372,695	5,287,655

Net Assets — End of Year or Period	$41,756,995	$35,360,792	$2,024,961	$1,964,529	$6,452,687	$6,372,695

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$127,224	$110,440	$—	$7	$276,128	$231,452
Net realized gain (loss)	972,768	762,353	134,778	(6,804)	35,672	286,504
Net change in unrealized appreciation (depreciation) of investments	10,314	(90,702)	228,724	499,114	(273,615)	502,144

Net increase (decrease) in net assets resulting from operations	1,110,306	782,091	363,502	492,317	38,185	1,020,100

From Contractowners Transactions:
Payments received from contractowners	1,090,066	969,043	1,039,032	690,563	1,630,112	1,591,958
Transfers between Variable Investment Options including guaranteed interest account, net	(130,504)	(437,785)	(6,554)	(28,556)	(73,009)	(72,317)
Redemptions for contract benefits and terminations	(159,031)	(324,112)	(59,560)	(17,479)	(220,378)	(198,083)
Contract maintenance charges	(402,694)	(365,519)	(234,899)	(196,172)	(641,421)	(628,301)

Net increase (decrease) in net assets resulting from contractowners transactions	397,837	(158,373)	738,019	448,356	695,304	693,257

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	3,224	1,922	8,863	6,372	6,338	3,370

Net Increase (Decrease) in Net Assets	1,511,368	625,640	1,110,385	947,045	739,829	1,716,727
Net Assets — Beginning of Year or Period	7,380,188	6,754,548	2,222,865	1,275,820	11,172,078	9,455,351

Net Assets — End of Year or Period	$8,891,556	$7,380,188	$3,333,250	$2,222,865	$11,911,907	$11,172,078

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,737	$6,009	$—	$—	$499,879	$452,725
Net realized gain (loss)	1,844,088	1,301,199	4,800,469	7,901,510	5,327,779	1,486,784
Net change in unrealized appreciation (depreciation) of investments	867,757	1,441,620	13,925,107	8,603,481	(282,112)	1,257,147

Net increase (decrease) in net assets resulting from operations	2,714,582	2,748,828	18,725,576	16,504,991	5,545,546	3,196,656

From Contractowners Transactions:
Payments received from contractowners	2,011,490	2,067,647	9,484,889	9,008,731	8,233,116	7,373,633
Transfers between Variable Investment Options including guaranteed interest account, net	(510,571)	(29,009)	(1,933,708)	(1,520,006)	(200,237)	(111,343)
Redemptions for contract benefits and terminations	(534,659)	(445,421)	(921,893)	(788,679)	(754,780)	(346,055)
Contract maintenance charges	(1,027,740)	(1,036,037)	(3,439,745)	(3,131,862)	(2,078,100)	(1,819,114)

Net increase (decrease) in net assets resulting from contractowners transactions	(61,480)	557,180	3,189,543	3,568,184	5,199,999	5,097,121

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	6,357	5,082	41,296	24,188	24,522	13,552

Net Increase (Decrease) in Net Assets	2,659,460	3,311,090	21,956,414	20,097,363	10,770,069	8,307,329
Net Assets — Beginning of Year or Period	19,216,366	15,905,276	54,046,572	33,949,209	34,005,378	25,698,049

Net Assets — End of Year or Period	$21,875,826	$19,216,366	$76,002,986	$54,046,572	$44,775,447	$34,005,378

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,045	$93,003	$17,480	$74,603	$69,890	$65,425
Net realized gain (loss)	1,338,064	445,956	5,190,707	1,734,901	2,899,737	1,752,545
Net change in unrealized appreciation (depreciation) of investments	(25,319)	594,084	7,209,140	7,860,299	2,280,321	3,121,904

Net increase (decrease) in net assets resulting from operations	1,382,790	1,133,043	12,417,327	9,669,803	5,249,948	4,939,874

From Contractowners Transactions:
Payments received from contractowners	514,372	442,716	8,954,543	7,586,815	1,451,770	1,535,885
Transfers between Variable Investment Options including guaranteed interest account, net	147,852	(196,397)	(307,913)	(190,415)	(1,017,173)	(12,076)
Redemptions for contract benefits and terminations	(100,888)	(51,159)	(755,627)	(504,904)	(420,230)	(555,586)
Contract maintenance charges	(304,910)	(260,398)	(2,751,188)	(2,211,482)	(840,999)	(785,948)

Net increase (decrease) in net assets resulting from contractowners transactions	256,426	(65,238)	5,139,815	4,680,014	(826,632)	182,275

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,427	620	66,314	30,865	4,270	1,012

Net Increase (Decrease) in Net Assets	1,641,643	1,068,425	17,623,454	14,380,682	4,427,589	5,123,161
Net Assets — Beginning of Year or Period	5,808,141	4,739,716	35,949,914	21,569,232	17,726,354	12,603,193

Net Assets — End of Year or Period	$7,449,784	$5,808,141	$53,573,368	$35,949,914	$22,153,943	$17,726,354

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$349,381	$287,770	$179,033	$159,945	$653,593	$557,945
Net realized gain (loss)	1,453,714	598,798	1,288,073	728,125	714,248	(47,957)
Net change in unrealized appreciation (depreciation) of investments	864,743	866,601	1,627	400,340	(251,324)	2,238,868

Net increase (decrease) in net assets resulting from operations	2,667,838	1,753,169	1,468,733	1,288,410	1,116,517	2,748,856

From Contractowners Transactions:
Payments received from contractowners	4,471,326	4,131,243	625,590	614,792	1,394,397	1,555,775
Transfers between Variable Investment Options including guaranteed interest account, net	(246,821)	11,915	(122,064)	(201,761)	(530,105)	(847,663)
Redemptions for contract benefits and terminations	(333,510)	(175,943)	(208,453)	(277,002)	(280,738)	(322,161)
Contract maintenance charges	(1,459,729)	(1,204,868)	(492,619)	(486,363)	(737,414)	(732,741)

Net increase (decrease) in net assets resulting from contractowners transactions	2,431,266	2,762,347	(197,546)	(350,334)	(153,860)	(346,790)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	36,310	21,393	—	(1)	—	1

Net Increase (Decrease) in Net Assets	5,135,415	4,536,909	1,271,189	938,075	962,657	2,402,067
Net Assets — Beginning of Year or Period	19,012,491	14,475,582	10,393,091	9,455,016	15,233,831	12,831,764

Net Assets — End of Year or Period	$24,147,906	$19,012,491	$11,664,280	$10,393,091	$16,196,488	$15,233,831

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LONG-TERM BOND*(a)	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*
	2024	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,047	$—	$—	$314,883	$447,922
Net realized gain (loss)	(35)	5,448,129	1,012,493	2,615,449	1,161,711
Net change in unrealized appreciation (depreciation) of investments	(15,058)	1,928,054	5,521,674	377,962	2,867,168

Net increase (decrease) in net assets resulting from operations	(9,046)	7,376,183	6,534,167	3,308,294	4,476,801

From Contractowners Transactions:
Payments received from contractowners	38,311	3,577,560	2,826,088	5,861,956	5,927,398
Transfers between Variable Investment Options including guaranteed interest account, net	139,412	(1,796,394)	(725,201)	(1,824,136)	341,428
Redemptions for contract benefits and terminations	—	(507,619)	(305,032)	(678,767)	(682,753)
Contract maintenance charges	(3,879)	(1,203,746)	(1,084,064)	(2,193,841)	(2,098,355)

Net increase (decrease) in net assets resulting from contractowners transactions	173,844	69,801	711,791	1,165,212	3,487,718

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	43	—	2,840	31,556	18,987

Net Increase (Decrease) in Net Assets	164,840	7,445,986	7,248,798	4,505,063	7,983,506
Net Assets — Beginning of Year or Period	—	21,906,823	14,658,025	37,728,851	29,745,345

Net Assets — End of Year or Period	$164,840	$29,352,809	$21,906,823	$42,233,914	$37,728,851

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$675,484	$483,950	$—	$—	$—	$—
Net realized gain (loss)	3,382,991	924,694	2,832,939	413,365	4,909,065	275,901
Net change in unrealized appreciation (depreciation) of investments	(1,227,734)	4,344,189	552,130	3,589,196	3,858,349	7,205,982

Net increase (decrease) in net assets resulting from operations	2,830,741	5,752,833	3,385,069	4,002,561	8,767,414	7,481,883

From Contractowners Transactions:
Payments received from contractowners	6,616,780	6,405,507	3,984,234	3,741,557	5,636,388	3,409,653
Transfers between Variable Investment Options including guaranteed interest account, net	(606,810)	(1,352,771)	(660,347)	(518,069)	570,204	88,556
Redemptions for contract benefits and terminations	(763,554)	(620,736)	(441,999)	(413,564)	(538,563)	(320,950)
Contract maintenance charges	(2,482,246)	(2,319,005)	(1,214,538)	(1,128,886)	(1,445,526)	(1,041,290)

Net increase (decrease) in net assets resulting from contractowners transactions	2,764,170	2,112,995	1,667,350	1,681,038	4,222,503	2,135,969

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	37,066	23,828	22,807	14,301	23,310	7,597

Net Increase (Decrease) in Net Assets	5,631,977	7,889,656	5,075,226	5,697,900	13,013,227	9,625,449
Net Assets — Beginning of Year or Period	40,251,476	32,361,820	22,811,468	17,113,568	22,790,182	13,164,733

Net Assets — End of Year or Period	$45,883,453	$40,251,476	$27,886,694	$22,811,468	$35,803,409	$22,790,182

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$13,993	$13,710	$338,370	$294,827	$129,445	$117,197
Net realized gain (loss)	6,527	11,389	2,813,039	1,438,414	1,218,542	549,622
Net change in unrealized appreciation (depreciation) of investments	61,024	(32,054)	1,113,843	2,278,041	(361,135)	328,974

Net increase (decrease) in net assets resulting from operations	81,544	(6,955)	4,265,252	4,011,282	986,852	995,793

From Contractowners Transactions:
Payments received from contractowners	342,210	376,495	7,252,048	6,095,605	909,103	863,724
Transfers between Variable Investment Options including guaranteed interest account, net	37,688	(26,253)	(753,027)	262,273	(179,800)	82,900
Redemptions for contract benefits and terminations	(59,662)	(10,851)	(584,158)	(692,582)	(131,555)	(341,074)
Contract maintenance charges	(103,776)	(78,598)	(2,129,389)	(1,807,478)	(471,210)	(463,289)

Net increase (decrease) in net assets resulting from contractowners transactions	216,460	260,793	3,785,474	3,857,818	126,538	142,261

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,962	1,149	36,987	20,902	—	616

Net Increase (Decrease) in Net Assets	299,964	254,987	8,087,714	7,890,002	1,113,389	1,138,670
Net Assets — Beginning of Year or Period	654,759	399,772	31,058,334	23,168,332	8,481,922	7,343,252

Net Assets — End of Year or Period	$954,723	$654,759	$39,146,048	$31,058,334	$9,595,311	$8,481,922

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,919,382	$1,164,024	$3,794,327	$1,943,474	$3,799,373	$2,178,903
Net realized gain (loss)	2,366,675	610,406	10,216,083	3,851,645	8,057,326	1,776,773
Net change in unrealized appreciation (depreciation) of investments	788,436	4,899,398	894,321	12,355,804	3,410,711	14,406,377

Net increase (decrease) in net assets resulting from operations	5,074,493	6,673,828	14,904,731	18,150,923	15,267,410	18,362,053

From Contractowners Transactions:
Payments received from contractowners	13,837,137	11,889,032	13,049,256	13,830,319	21,851,862	21,474,594
Transfers between Variable Investment Options including guaranteed interest account, net	(1,527,763)	(1,521,436)	(3,277,153)	1,138,590	(3,495,655)	(4,624,786)
Redemptions for contract benefits and terminations	(1,642,789)	(1,275,613)	(4,144,152)	(3,475,766)	(4,505,491)	(4,311,582)
Contract maintenance charges	(6,311,506)	(5,511,699)	(9,460,294)	(9,559,645)	(10,819,897)	(9,565,919)

Net increase (decrease) in net assets resulting from contractowners transactions	4,355,079	3,580,284	(3,832,343)	1,933,498	3,030,819	2,972,307

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	67,322	39,950	—	(1)	225,864	87,393

Net Increase (Decrease) in Net Assets	9,496,894	10,294,062	11,072,389	20,084,420	18,524,092	21,421,753
Net Assets — Beginning of Year or Period	62,546,585	52,252,523	140,224,573	120,140,153	139,949,287	118,527,534

Net Assets — End of Year or Period	$72,043,479	$62,546,585	$151,296,962	$140,224,573	$158,473,379	$139,949,287

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,340,161	$1,112,565	$1,404	$165	$5,804	$12,830
Net realized gain (loss)	7,754	(1,086)	(1,580,128)	(1,172,695)	(64,689)	(41,801)
Net change in unrealized appreciation (depreciation) of investments	(4,848)	1,084	4,288,096	3,962,028	55,360	66,536

Net increase (decrease) in net assets resulting from operations	1,343,067	1,112,563	2,709,372	2,789,498	(3,525)	37,565

From Contractowners Transactions:
Payments received from contractowners	37,672,726	46,788,579	2,721,850	2,715,312	321,110	389,906
Transfers between Variable Investment Options including guaranteed interest account, net	(29,421,393)	(29,896,430)	(686,057)	71,686	(13,699)	2,633
Redemptions for contract benefits and terminations	(7,377,639)	(6,298,404)	(138,824)	(101,816)	(24,052)	(4,300)
Contract maintenance charges	(4,350,145)	(4,136,513)	(823,446)	(779,891)	(127,139)	(144,604)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,476,451)	6,457,232	1,073,523	1,905,291	156,220	243,635

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	55,964	47,131	—	4,697	1,577	1,194

Net Increase (Decrease) in Net Assets	(2,077,420)	7,616,926	3,782,895	4,699,486	154,272	282,394
Net Assets — Beginning of Year or Period	28,935,226	21,318,300	11,982,758	7,283,272	962,915	680,521

Net Assets — End of Year or Period	$26,857,806	$28,935,226	$15,765,653	$11,982,758	$1,117,187	$962,915

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$493,975	$133,297	$1,084,204	$589,886	$557,282	$473,188
Net realized gain (loss)	417,356	46,435	(241,423)	(278,742)	182,492	32,831
Net change in unrealized appreciation (depreciation) of investments	(682,754)	196,656	(368,052)	891,061	67,092	178,156

Net increase (decrease) in net assets resulting from operations	228,577	376,388	474,729	1,202,205	806,866	684,175

From Contractowners Transactions:
Payments received from contractowners	2,292,603	2,162,718	3,754,584	3,789,854	1,461,254	1,696,548
Transfers between Variable Investment Options including guaranteed interest account, net	646,118	177,408	825,734	(129,455)	(650,458)	(204,351)
Redemptions for contract benefits and terminations	(241,501)	(165,337)	(720,150)	(478,441)	(255,325)	(387,714)
Contract maintenance charges	(935,967)	(852,840)	(1,876,205)	(1,885,222)	(942,514)	(902,515)

Net increase (decrease) in net assets resulting from contractowners transactions	1,761,253	1,321,949	1,983,963	1,296,736	(387,043)	201,968

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,536	5,618	5,716	24,842	3,521	1,985

Net Increase (Decrease) in Net Assets	1,994,366	1,703,955	2,464,409	2,523,783	423,344	888,128
Net Assets — Beginning of Year or Period	11,254,155	9,550,200	22,802,094	20,278,311	12,064,686	11,176,558

Net Assets — End of Year or Period	$13,248,521	$11,254,155	$25,266,503	$22,802,094	$12,488,030	$12,064,686

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE HEALTH SCIENCES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$111,331	$70,712	$430,327	$286,859	$—	$—
Net realized gain (loss)	(25,406)	(50,771)	1,896,951	704,874	373,671	58,550
Net change in unrealized appreciation (depreciation) of investments	(22,937)	113,702	979,714	2,753,455	(400,436)	165,958

Net increase (decrease) in net assets resulting from operations	62,988	133,643	3,306,992	3,745,188	(26,765)	224,508

From Contractowners Transactions:
Payments received from contractowners	377,119	397,482	6,312,893	5,119,977	2,049,115	1,911,287
Transfers between Variable Investment Options including guaranteed interest account, net	213,372	(63,211)	(250,703)	546,625	409,592	(67,107)
Redemptions for contract benefits and terminations	(84,893)	(160,793)	(351,815)	(474,088)	(80,146)	(75,138)
Contract maintenance charges	(236,028)	(233,655)	(1,758,148)	(1,484,486)	(578,577)	(507,791)

Net increase (decrease) in net assets resulting from contractowners transactions	269,570	(60,177)	3,952,227	3,708,028	1,799,984	1,261,251

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	(1)	39,955	14,245	9,580	6,260

Net Increase (Decrease) in Net Assets	332,558	73,465	7,299,174	7,467,461	1,782,799	1,492,019
Net Assets — Beginning of Year or Period	3,360,616	3,287,151	27,356,151	19,888,690	5,180,270	3,688,251

Net Assets — End of Year or Period	$3,693,174	$3,360,616	$34,655,325	$27,356,151	$6,963,069	$5,180,270

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$275,332	$280,037	$139,425	$147,417	$341,764	$258,701
Net realized gain (loss)	1,253,183	150,517	294,139	287,192	193,478	5,653
Net change in unrealized appreciation (depreciation) of investments	382,573	3,855,862	(131,931)	(162,652)	197,787	662,473

Net increase (decrease) in net assets resulting from operations	1,911,088	4,286,416	301,633	271,957	733,029	926,827

From Contractowners Transactions:
Payments received from contractowners	2,831,464	3,219,992	500,490	541,053	1,535,545	1,282,464
Transfers between Variable Investment Options including guaranteed interest account, net	(1,177,728)	(396,675)	(134,643)	(778,697)	(255,500)	(286,663)
Redemptions for contract benefits and terminations	(477,678)	(674,249)	(104,794)	(93,304)	(397,449)	(147,717)
Contract maintenance charges	(1,453,862)	(1,421,566)	(269,910)	(283,292)	(821,680)	(819,798)

Net increase (decrease) in net assets resulting from contractowners transactions	(277,804)	727,502	(8,857)	(614,240)	60,916	28,286

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	6,036	3,676	—	—	2,892	1,738

Net Increase (Decrease) in Net Assets	1,639,320	5,017,594	292,777	(342,283)	796,835	956,851
Net Assets — Beginning of Year or Period	26,282,226	21,264,632	4,575,500	4,917,783	10,202,168	9,245,317

Net Assets — End of Year or Period	$27,921,546	$26,282,226	$4,868,277	$4,575,500	$10,999,003	$10,202,168

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQUITABLE GROWTH MF/ETF*(a)	EQUITABLE MODERATE GROWTH MF/ETF*(a)	FIDELITY® VIP ASSET MANAGER PORTFOLIO
	2024	2024	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,101	$3,732	$110	$93
Net realized gain (loss)	178	558	42	46
Net change in unrealized appreciation (depreciation) of investments	(2,212)	(2,697)	200	334

Net increase (decrease) in net assets resulting from operations	(933)	1,593	352	473

From Contractowners Transactions:
Payments received from contractowners	123,262	203,734	7	7
Transfers between Variable Investment Options including guaranteed interest account, net	23,664	(8,583)	135	135
Contract maintenance charges	(6,911)	(7,519)	(98)	(99)

Net increase (decrease) in net assets resulting from contractowners transactions	140,015	187,632	44	43

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	70	84	—	—

Net Increase (Decrease) in Net Assets	139,151	189,310	396	516
Net Assets — Beginning of Year or Period	—	—	4,132	3,616

Net Assets — End of Year or Period	$139,151	$189,310	$4,528	$4,132

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$21,765	$11,745	$141,132	$115,013	$57,567	$48,738
Net realized gain (loss)	12,245	(6,817)	1,145,885	439,640	2,300,588	341,366
Net change in unrealized appreciation (depreciation) of investments	56,311	80,938	708,274	642,817	13,794	1,305,419

Net increase (decrease) in net assets resulting from operations	90,321	85,866	1,995,291	1,197,470	2,371,949	1,695,523

From Contractowners Transactions:
Payments received from contractowners	591,002	284,738	2,616,030	1,782,866	2,654,017	2,433,896
Transfers between Variable Investment Options including guaranteed interest account, net	(40,382)	42,381	151,090	283,970	(209,522)	(519,935)
Redemptions for contract benefits and terminations	(657)	(684)	(671,917)	(149,234)	(207,876)	(275,595)
Contract maintenance charges	(121,173)	(75,479)	(823,872)	(648,404)	(903,952)	(820,450)

Net increase (decrease) in net assets resulting from contractowners transactions	428,790	250,956	1,271,331	1,269,198	1,332,667	817,916

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,074	1,311	15,619	10,030	7,181	4,522

Net Increase (Decrease) in Net Assets	520,185	338,133	3,282,240	2,476,698	3,711,796	2,517,961
Net Assets — Beginning of Year or Period	729,588	391,455	8,397,693	5,920,995	13,413,579	10,895,618

Net Assets — End of Year or Period	$1,249,773	$729,588	$11,679,933	$8,397,693	$17,125,375	$13,413,579

The accompanying notes are an integral part of these financial statements.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP VALUE PORTFOLIO		FRANKLIN INCOME VIP FUND		FRANKLIN SMALL CAP VALUE VIP FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,579	$8,780	$17,212	$15,574	$70,742	$28,792
Net realized gain (loss)	148,946	25,251	(103)	20,923	148,794	212,252
Net change in unrealized appreciation (depreciation) of investments	(38,804)	88,873	5,806	(10,541)	624,978	509,595

Net increase (decrease) in net assets resulting from operations	127,721	122,904	22,915	25,956	844,514	750,639

From Contractowners Transactions:
Payments received from contractowners	603,803	462,346	10,555	9,390	1,669,568	1,680,430
Transfers between Variable Investment Options including guaranteed interest account, net	72,072	(12,298)	(3,870)	(4,094)	(24,010)	147,934
Redemptions for contract benefits and terminations	(1,288)	(1,502)	—	(26,040)	(41,748)	(72,532)
Contract maintenance charges	(149,007)	(89,235)	(6,468)	(6,675)	(455,372)	(404,531)

Net increase (decrease) in net assets resulting from contractowners transactions	525,580	359,311	217	(27,419)	1,148,438	1,351,301

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,955	1,025	—	(1)	5,499	3,272

Net Increase (Decrease) in Net Assets	655,256	483,240	23,132	(1,464)	1,998,452	2,105,212
Net Assets — Beginning of Year or Period	894,752	411,512	316,712	318,176	6,890,789	4,785,577

Net Assets — End of Year or Period	$1,550,008	$894,752	$339,844	$316,712	$8,889,241	$6,890,789

The accompanying notes are an integral part of these financial statements.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. GLOBAL CORE EQUITY FUND		INVESCO V.I. HEALTH CARE FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,147	$7,475	$6	$5	$—	$—
Net realized gain (loss)	14,341	30,606	89	33	806	(830)
Net change in unrealized appreciation (depreciation) of investments	42,001	(2,140)	35	135	1,332	1,968

Net increase (decrease) in net assets resulting from operations	66,489	35,941	130	173	2,138	1,138

From Contractowners Transactions:
Payments received from contractowners	213,470	173,583	25	23	2,123	1,370
Transfers between Variable Investment Options including guaranteed interest account, net	(133,942)	(5,226)	(37)	(26)	19	34
Redemptions for contract benefits and terminations	(910)	(12,314)	(326)	—	(455)	(11,920)
Contract maintenance charges	(55,371)	(46,064)	(126)	(197)	(1,496)	(1,615)

Net increase (decrease) in net assets resulting from contractowners transactions	23,247	109,979	(464)	(200)	191	(12,131)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(7,623)	9,021	—	—	(1,438)	1,441

Net Increase (Decrease) in Net Assets	82,115	154,941	(333)	(27)	891	(9,552)
Net Assets — Beginning of Year or Period	458,635	303,694	863	890	52,703	62,255

Net Assets — End of Year or Period	$540,750	$458,635	$530	$863	$53,594	$52,703

The accompanying notes are an integral part of these financial statements.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,130	$556	$—	$—	$—	$—
Net realized gain (loss)	14,866	(20,121)	92,294	20,155	3,179	(701)
Net change in unrealized appreciation (depreciation) of investments	239,422	205,150	249,346	246,389	18,395	21,014

Net increase (decrease) in net assets resulting from operations	256,418	185,585	341,640	266,544	21,574	20,313

From Contractowners Transactions:
Payments received from contractowners	100,641	98,681	167,656	164,957	2,123	708
Transfers between Variable Investment Options including guaranteed interest account, net	(10,762)	10,746	(9,824)	(103,647)	32	3
Redemptions for contract benefits and terminations	(29,603)	(10,909)	(29,225)	(15,503)	—	—
Contract maintenance charges	(67,129)	(66,109)	(89,221)	(87,546)	(1,769)	(1,463)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,853)	32,409	39,386	(41,739)	386	(752)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(2,863)	2,881	—	—	—	(1)

Net Increase (Decrease) in Net Assets	246,703	220,875	381,027	224,805	21,961	19,560
Net Assets — Beginning of Year or Period	1,510,881	1,290,006	1,868,579	1,643,774	63,145	43,585

Net Assets — End of Year or Period	$1,757,584	$1,510,881	$2,249,606	$1,868,579	$85,106	$63,145

The accompanying notes are an integral part of these financial statements.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	JANUS HENDERSON BALANCED PORTFOLIO		JANUS HENDERSON ENTERPRISE PORTFOLIO		JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$80,466	$47,158	$35,965	$5,575	$260	$250
Net realized gain (loss)	40,905	(51,403)	97,591	274,969	1,164	787
Net change in unrealized appreciation (depreciation) of investments	429,466	322,550	379,354	321,486	5,584	5,283

Net increase (decrease) in net assets resulting from operations	550,837	318,305	512,910	602,030	7,008	6,320

From Contractowners Transactions:
Payments received from contractowners	2,126,233	2,265,118	(1,403)	134,330	—	—
Transfers between Variable Investment Options including guaranteed interest account, net	(78,659)	(43,162)	(285,533)	(71,579)	—	—
Redemptions for contract benefits and terminations	(15,683)	(239)	(54,325)	(105,447)	—	—
Contract maintenance charges	(629,926)	(407,116)	(126,802)	(142,102)	(243)	(237)

Net increase (decrease) in net assets resulting from contractowners transactions	1,401,965	1,814,601	(468,063)	(184,798)	(243)	(237)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	6,392	3,336	—	(1)	(10,277)	—

Net Increase (Decrease) in Net Assets	1,959,195	2,136,242	44,846	417,231	(3,511)	6,083
Net Assets — Beginning of Year or Period	3,349,784	1,213,542	3,802,592	3,385,361	29,798	23,715

Net Assets — End of Year or Period	$5,308,979	$3,349,784	$3,847,438	$3,802,592	$26,287	$29,798

The	accompanying notes are an integral part of these financial statements.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	JANUS HENDERSON MID CAP VALUE PORTFOLIO		JANUS HENDERSON OVERSEAS PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,942	$29,423	$3,321	$2,338	$326,910	$147,777
Net realized gain (loss)	267,448	156,119	19,117	50,949	(50,595)	(34,416)
Net change in unrealized appreciation (depreciation) of investments	90,099	151,097	(14,518)	(33,824)	28,932	43,985

Net increase (decrease) in net assets resulting from operations	384,489	336,639	7,920	19,463	305,247	157,346

From Contractowners Transactions:
Payments received from contractowners	(1,404)	132,045	309	310	1,672,073	1,269,930
Transfers between Variable Investment Options including guaranteed interest account, net	(544,403)	94,704	26,428	(172,471)	1,504,134	200,334
Redemptions for contract benefits and terminations	(53,795)	(64,072)	(314)	—	(47,735)	(14,481)
Contract maintenance charges	(109,780)	(126,736)	(4,218)	(4,589)	(392,119)	(304,163)

Net increase (decrease) in net assets resulting from contractowners transactions	(709,382)	35,941	22,205	(176,750)	2,736,353	1,151,620

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	1	—	(1)	7,575	3,341

Net Increase (Decrease) in Net Assets	(324,892)	372,581	30,126	(157,288)	3,049,178	1,312,307
Net Assets — Beginning of Year or Period	3,356,517	2,983,936	120,868	278,156	2,956,357	1,644,050

Net Assets — End of Year or Period	$3,031,625	$3,356,517	$150,994	$120,868	$6,005,535	$2,956,357

The	accompanying notes are an integral part of these financial statements.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MACQUARIE VIP HIGH INCOME SERIES		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,465,387	$1,127,534	$4,840	$4,214	$5,620	$1,796
Net realized gain (loss)	(153,450)	(288,623)	108,300	67,119	414,601	188,321
Net change in unrealized appreciation (depreciation) of investments	82,254	1,210,214	66,581	85,271	212,686	574,831

Net increase (decrease) in net assets resulting from operations	1,394,191	2,049,125	179,721	156,604	632,907	764,948

From Contractowners Transactions:
Payments received from contractowners	4,431,281	3,881,887	83,128	82,481	397,022	436,396
Transfers between Variable Investment Options including guaranteed interest account, net	1,517,252	401,939	(67,131)	(20,301)	(539,426)	264,923
Redemptions for contract benefits and terminations	(420,162)	(267,773)	(35,490)	(12,707)	(86,839)	(66,332)
Contract maintenance charges	(1,602,559)	(1,426,393)	(57,280)	(74,836)	(151,263)	(148,047)

Net increase (decrease) in net assets resulting from contractowners transactions	3,925,812	2,589,660	(76,773)	(25,363)	(380,506)	486,940

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	12,074	7,690	—	1	—	(1)

Net Increase (Decrease) in Net Assets	5,332,077	4,646,475	102,950	131,242	252,402	1,251,887
Net Assets — Beginning of Year or Period	20,634,262	15,987,787	986,942	855,700	4,234,474	2,982,587

Net Assets — End of Year or Period	$25,966,339	$20,634,262	$1,089,892	$986,942	$4,486,876	$4,234,474

The	accompanying notes are an integral part of these financial statements.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,873	$5,675	$69,554	$46,057	$529,468	$407,273
Net realized gain (loss)	(402)	(13,353)	2,677,184	222,799	(770,763)	(211,779)
Net change in unrealized appreciation (depreciation) of investments	589	15,611	1,415,016	3,319,371	564,244	488,331

Net increase (decrease) in net assets resulting from operations	8,060	7,933	4,161,754	3,588,227	322,949	683,825

From Contractowners Transactions:
Payments received from contractowners	1,667	2,385	2,213,147	1,731,385	463,907	808,774
Transfers between Variable Investment Options including guaranteed interest account, net	(174)	(244)	(682,572)	(228,110)	880,611	1,651,809
Redemptions for contract benefits and terminations	—	(13,082)	(336,097)	(242,448)	(210,007)	(327,141)
Contract maintenance charges	(827)	(761)	(743,989)	(676,487)	(701,662)	(732,090)

Net increase (decrease) in net assets resulting from contractowners transactions	666	(11,702)	450,489	584,340	432,849	1,401,352

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	1	7,423	3,786	—	(2)

Net Increase (Decrease) in Net Assets	8,725	(3,768)	4,619,666	4,176,353	755,797	2,085,175
Net Assets — Beginning of Year or Period	71,257	75,025	13,256,742	9,080,389	14,811,088	12,725,913

Net Assets — End of Year or Period	$79,982	$71,257	$17,876,408	$13,256,742	$15,566,885	$14,811,088

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$111,218	$834,484	$—	$—
Net realized gain (loss)	7,624,652	2,113,860	(127,362)	(307,098)	216,843	26,530
Net change in unrealized appreciation (depreciation) of investments	4,397,765	12,090,186	221,619	(955,738)	256,173	91,065

Net increase (decrease) in net assets resulting from operations	12,022,417	14,204,046	205,475	(428,352)	473,016	117,595

From Contractowners Transactions:
Payments received from contractowners	8,816,874	7,673,819	929,454	1,190,936	1,385,646	615,056
Transfers between Variable Investment Options including guaranteed interest account, net	(2,567,568)	(767,543)	92,137	(915,980)	(16,607)	229,356
Redemptions for contract benefits and terminations	(1,000,724)	(583,093)	(116,010)	(93,429)	(2,102)	(683)
Contract maintenance charges	(2,605,404)	(2,285,844)	(381,931)	(421,414)	(162,324)	(41,960)

Net increase (decrease) in net assets resulting from contractowners transactions	2,643,178	4,037,339	523,650	(239,887)	1,204,613	801,769

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	29,733	14,458	1,362	2,423	3,716	732

Net Increase (Decrease) in Net Assets	14,695,328	18,255,843	730,487	(665,816)	1,681,347	920,096
Net Assets — Beginning of Year or Period	45,218,974	26,963,131	4,882,551	5,548,367	932,884	12,788

Net Assets — End of Year or Period	$59,914,302	$45,218,974	$5,613,038	$4,882,551	$2,614,231	$932,884

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	T. ROWE PRICE EQUITY INCOME PORTFOLIO		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO		TARGET 2025 ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$103,106	$101,800	$—	$—	$20,780	$17,979
Net realized gain (loss)	532,559	252,106	52,852	9,197	9,699	17,734
Net change in unrealized appreciation (depreciation) of investments	35,035	146,594	(31,802)	5,502	41,011	67,719

Net increase (decrease) in net assets resulting from operations	670,700	500,500	21,050	14,699	71,490	103,432

From Contractowners Transactions:
Payments received from contractowners	808,934	918,404	334,018	145,818	100,363	125,780
Transfers between Variable Investment Options including guaranteed interest account, net	(563,190)	(200,553)	72,866	1,198	(187,463)	70,907
Redemptions for contract benefits and terminations	(43,875)	(64,837)	(320)	(207)	(44,179)	(9,367)
Contract maintenance charges	(356,902)	(368,314)	(42,999)	(10,738)	(62,671)	(75,799)

Net increase (decrease) in net assets resulting from contractowners transactions	(155,033)	284,700	363,565	136,071	(193,950)	111,521

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	5,730	3,036	971	189	—	—

Net Increase (Decrease) in Net Assets	521,401	788,236	385,585	150,959	(122,460)	214,953
Net Assets — Beginning of Year or Period	5,943,715	5,155,479	150,959	—	943,064	728,111

Net Assets — End of Year or Period	$6,465,116	$5,943,715	$536,544	$150,959	$820,604	$943,064

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$56,778	$36,384	$49,270	$35,040	$72,766	$62,337
Net realized gain (loss)	80,249	44,015	72,216	90,501	277,619	61,342
Net change in unrealized appreciation (depreciation) of investments	135,707	236,063	192,993	246,655	304,632	598,382

Net increase (decrease) in net assets resulting from operations	272,734	316,462	314,479	372,196	655,017	722,061

From Contractowners Transactions:
Payments received from contractowners	291,940	307,664	314,501	371,754	648,629	646,911
Transfers between Variable Investment Options including guaranteed interest account, net	186,247	(2,980)	(5,627)	(314,983)	(368,020)	290,561
Redemptions for contract benefits and terminations	(31,841)	(54,437)	(26)	(47,423)	(122,999)	(33,910)
Contract maintenance charges	(159,625)	(165,766)	(137,304)	(133,165)	(269,422)	(269,329)

Net increase (decrease) in net assets resulting from contractowners transactions	286,721	84,481	171,544	(123,817)	(111,812)	634,233

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	286	(285)	(18)	—	—	—

Net Increase (Decrease) in Net Assets	559,741	400,658	486,004	248,397	543,204	1,356,295
Net Assets — Beginning of Year or Period	2,281,261	1,880,603	2,407,346	2,158,949	4,736,354	3,380,059

Net Assets — End of Year or Period	$2,841,002	$2,281,261	$2,893,350	$2,407,346	$5,279,558	$4,736,354

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$219,162	$94,188	$—	$—	$2,380	$1,247
Net realized gain (loss)	(13,930)	(86,388)	(170,443)	(224,863)	(15)	(965)
Net change in unrealized appreciation (depreciation) of investments	193,761	536,871	(1,414,624)	615,104	(1,477)	3,411

Net increase (decrease) in net assets resulting from operations	398,993	544,671	(1,585,067)	390,241	888.15	3,693

From Contractowners Transactions:
Payments received from contractowners	1,046,151	970,779	2,108,141	2,263,924	2,154.17	1,480
Transfers from Separate Account MLOA L
Transfers between Variable Investment Options including guaranteed interest account, net	(168,025)	(334,319)	776,943	(4,367)	(28)	(46)
Redemptions for contract benefits and terminations	(84,736)	(73,320)	(267,199)	(186,527)	—	(13,297)
Contract maintenance charges	(371,135)	(358,843)	(953,318)	(926,959)	(763.39)	(810)

Net increase (decrease) in net assets resulting from contractowners transactions	422,255	204,297	1,664,567	1,146,071	1,362.93	(12,673)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,870	2,006	7,129	7,332	(2,786)	2,784

Net Increase (Decrease) in Net Assets	824,118	750,974	86,629	1,543,644	(534)	(6,196)
Net Assets — Beginning of Year or Period	4,995,044	4,244,070	13,159,185	11,615,541	34,022	40,218

Net Assets — End of Year or Period	$5,819,162	$4,995,044	$13,245,814	$13,159,185	$33,488	$34,022

The	accompanying notes are an integral part of these financial statements.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	VANECK VIP EMERGING MARKETS FUND		VANECK VIP GLOBAL RESOURCES FUND
	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$47	$90	$108,369	$129,099
Net realized gain (loss)	1	(3,460)	70,133	392,338
Net change in unrealized appreciation (depreciation) of investments	(19)	4,475	(304,121)	(710,086)

Net increase (decrease) in net assets resulting from operations	29	1,105	(125,619)	(188,649)

From Contractowners Transactions:
Payments received from contractowners	—	776	574,612	743,173
Transfers between Variable Investment Options including guaranteed interest account, net	141	(18)	(607,095)	(660,501)
Redemptions for contract benefits and terminations	—	(13,957)	(87,358)	(92,150)
Contract maintenance charges	(62)	(71)	(277,860)	(316,222)

Net increase (decrease) in net assets resulting from contractowners transactions	79	(13,270)	(397,701)	(325,700)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	537	(1)

Net Increase (Decrease) in Net Assets	108	(12,165)	(522,784)	(514,350)
Net Assets — Beginning of Year or Period	2,592	14,757	4,907,225	5,421,575

Net Assets — End of Year or Period	$2,700	$2,592	$4,384,441	$4,907,225

The	accompanying notes are an integral part of these financial statements.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000)	Units Redeemed (000)	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	4	(2)	2	3	(1)	2

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	13	(7)	6	10	(3)	7

1290 VT EQUITY INCOME	IB	2	(2)	—	4	(11)	(7)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	3	(2)	1	3	(1)	2

1290 VT GAMCO SMALL COMPANY VALUE	IB	22	(7)	15	21	(12)	8

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	—	—	—	1	—	—

1290 VT NATURAL RESOURCES	IB	4	(2)	2	7	(6)	1

1290 VT REAL ESTATE	IB	6	(1)	5	6	(2)	4

1290 VT SMALL CAP VALUE	IB	6	(2)	4	8	(4)	4

1290 VT SMARTBETA EQUITY ESG	IB	6	(2)	4	10	(4)	6

1290 VT SOCIALLY RESPONSIBLE	IB	3	(1)	2	3	(1)	2

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	1	—	1	1	—	1

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	3	—	3	2	—	1

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	1	—	1	1	—	1

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	16	(3)	13	13	(4)	9

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	15	(3)	12	13	(3)	10

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	14	(5)	9	13	(4)	8

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	6	(1)	5	7	(2)	6

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	114	(196)	(82)	133	(143)	(11)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	2	(1)	1	2	—	1

EQ/400 MANAGED VOLATILITY	IB	1	(1)	—	1	—	—

EQ/500 MANAGED VOLATILITY	IB	1	(1)	—	1	(1)	—

EQ/2000 MANAGED VOLATILITY	IB	1	(1)	—	1	(1)	—

The accompanying notes are an integral part of these financial statements.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000)	Units Redeemed (000)	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/AB SMALL CAP GROWTH	IB	17	(4)	13	17	(2)	15

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	—	—	—	—	—	—

EQ/AGGRESSIVE ALLOCATION	IB	31	(11)	20	30	(13)	17

EQ/ALL ASSET GROWTH ALLOCATION	IB	15	(8)	7	22	(8)	14

EQ/AMERICAN CENTURY MID CAP VALUE	IB	16	(5)	11	17	(5)	12

EQ/BALANCED STRATEGY	IB	6	(17)	(11)	14	(18)	(4)

EQ/CAPITAL GROUP RESEARCH	IB	1	(1)	—	1	(1)	—

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	5	(4)	1	8	(6)	2

EQ/COMMON STOCK INDEX	IA	6	(17)	(11)	2	(6)	(4)

EQ/COMMON STOCK INDEX	IB	102	(24)	78	131	(32)	99

EQ/CONSERVATIVE ALLOCATION	IB	4	(3)	1	5	(5)	(1)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2	(4)	(2)	7	(6)	1

EQ/CONSERVATIVE STRATEGY	IB	1	(1)	—	1	(2)	(1)

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	7	(5)	2	11	(9)	2

EQ/CORE BOND INDEX	IB	185	(218)	(33)	417	(425)	(8)

EQ/CORE PLUS BOND	IB	29	(10)	19	21	(11)	10

EQ/EMERGING MARKETS EQUITY PLUS	IB	8	(2)	6	5	—	4

EQ/EQUITY 500 INDEX	IB	263	(29)	234	225	(33)	191

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	13	(1)	12	19	(7)	12

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	2	(3)	(1)	2	(4)	(2)

EQ/FRANKLIN RISING DIVIDENDS	IB	21	(5)	16	17	(6)	11

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	1	(2)	(1)	1	(2)	(1)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	8	(2)	6	12	(3)	9

EQ/GROWTH STRATEGY	IB	9	(16)	(7)	15	(14)	2

EQ/INTERMEDIATE CORPORATE BOND	IB	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000)	Units Redeemed (000)	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	309	(76)	233	52	(74)	(22)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	15	(3)	12	7	(3)	4

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	4	(3)	1	2	(4)	(2)

EQ/INTERNATIONAL EQUITY INDEX	IA	23	(83)	(60)	39	(27)	12

EQ/INTERNATIONAL EQUITY INDEX	IB	58	(16)	42	47	(10)	37

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1	(1)	—	1	(1)	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	3	(3)	—	5	(3)	2

EQ/INVESCO COMSTOCK	IB	5	(2)	3	5	(4)	1

EQ/INVESCO GLOBAL	IB	6	(2)	4	5	(2)	3

EQ/INVESCO GLOBAL REAL ASSETS	IB	9	(4)	5	9	(4)	5

EQ/JANUS ENTERPRISE	IB	5	(3)	2	6	(2)	4

EQ/JPMORGAN GROWTH STOCK	IB	28	(11)	17	37	(11)	27

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	30	(5)	25	32	(5)	28

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3	(2)	1	2	(2)	—

EQ/LARGE CAP GROWTH INDEX	IB	31	(9)	22	31	(6)	25

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	5	(5)	—	7	(3)	4

EQ/LARGE CAP VALUE INDEX	IB	23	(7)	16	25	(5)	20

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	1	(2)	(1)	1	(2)	(1)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	7	(8)	(1)	6	(9)	(3)

EQ/LONG-TERM BOND	IB	2	—	2	—	—	—

EQ/LOOMIS SAYLES GROWTH	IB	10	(6)	4	12	(7)	6

EQ/MFS INTERNATIONAL GROWTH	IB	37	(61)	(24)	57	(21)	36

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	26	(8)	18	24	(8)	17

EQ/MFS MID CAP FOCUSED GROWTH	IB	13	(3)	10	15	(5)	10

EQ/MFS TECHNOLOGY	IB	51	(19)	32	36	(14)	21

The accompanying notes are an integral part of these financial statements.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000)	Units Redeemed (000)	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/MFS UTILITIES SERIES	K	—	—	—	—	—	—

EQ/MFS UTILITIES SERIES	IB	3	(1)	2	3	(1)	3

EQ/MID CAP INDEX	IB	30	(7)	23	31	(5)	25

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	4	(3)	1	4	(2)	2

EQ/MODERATE ALLOCATION	IA	—	—	—	—	—	—

EQ/MODERATE ALLOCATION	IB	59	(17)	42	57	(21)	36

EQ/MODERATE GROWTH STRATEGY	IB	14	(29)	(15)	33	(23)	9

EQ/MODERATE-PLUS ALLOCATION	IB	78	(35)	43	99	(55)	44

EQ/MONEY MARKET	IA	110	(125)	(15)	33	(169)	(136)

EQ/MONEY MARKET	IB	389	(418)	(29)	501	(427)	75

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	16	(9)	7	30	(21)	9

EQ/PIMCO GLOBAL REAL RETURN	IB	3	(1)	2	4	(1)	2

EQ/PIMCO REAL RETURN	IB	20	(5)	15	19	(7)	12

EQ/PIMCO TOTAL RETURN ESG	IB	31	(13)	18	26	(14)	13

EQ/PIMCO ULTRA SHORT BOND	IB	200	(308)	(108)	108	(139)	(31)

EQ/QUALITY BOND PLUS	IA	—	—	—	—	—	—

EQ/QUALITY BOND PLUS	IB	2	(1)	1	2	(2)	—

EQ/SMALL COMPANY INDEX	IB	39	(22)	17	41	(14)	27

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	13	(2)	11	13	(3)	9

EQ/VALUE EQUITY	IB	6	(4)	2	11	(4)	7

EQ/WELLINGTON ENERGY	IB	6	(6)	—	5	(13)	(7)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	8	(7)	1	6	(5)	1

EQUITABLE GROWTH MF/ETF	IB	1	—	1	—	—	—

EQUITABLE MODERATE GROWTH MF/ETF	IB	2	—	2	—	—	—

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000)	Units Redeemed (000)	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	5	(1)	4	3	—	3

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	—	—	—	1	(5)	(4)

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	11	(6)	5	9	(2)	7

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	9	(2)	7	10	(4)	6

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	4	—	4	4	(1)	3

FRANKLIN INCOME VIP FUND	CLASS 2	1	(1)	—	2	(3)	(1)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	8	(2)	6	10	(2)	8

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	—	—	—	1	(1)	(1)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	1	(1)	—	1	—	1

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	—	—	—	—	—	—

INVESCO V.I. HEALTH CARE FUND	SERIES I	—	—	—	—	(1)	—

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	—	—	—	—	—	—

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1	(1)	—	1	(1)	—

INVESCO V.I. TECHNOLOGY FUND	SERIES I	—	—	—	—	—	—

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	15	(3)	12	22	(4)	18

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	33	(44)	(11)	19	(24)	(5)

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	—	—	—	—	—	—

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	2	(16)	(14)	9	(8)	1

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	10	(9)	1	—	(6)	(6)

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	27	(2)	25	13	(1)	11

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	36	(6)	30	33	(10)	23

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	—	—	—	—	—	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	—	(1)	(1)	2	(1)	1

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	—	—	—	1	(1)	—

The accompanying notes are an integral part of these financial statements.

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000)	Units Redeemed (000)	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MULTIMANAGER AGGRESSIVE EQUITY	IB	8	(4)	4	7	(3)	4

MULTIMANAGER CORE BOND	IB	292	(278)	14	147	(44)	103

MULTIMANAGER TECHNOLOGY	IB	21	(5)	16	27	(5)	22

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	10	(5)	5	12	(15)	(3)

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	8	(2)	6	7	(1)	6

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	4	(4)	—	6	(3)	2

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	3	—	3	1	—	1

TARGET 2025 ALLOCATION	IB	1	(2)	(1)	1	—	1

TARGET 2035 ALLOCATION	IB	3	(1)	2	1	(1)	1

TARGET 2045 ALLOCATION	IB	2	(1)	1	2	(3)	(1)

TARGET 2055 ALLOCATION	IB	3	(4)	(1)	4	(1)	4

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	6	(3)	3	7	(5)	2

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	23	(6)	17	19	(7)	12

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	—	—	—	1	(1)	(1)

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	—	—	—	1	(1)	—

VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	3	(15)	(12)	4	(7)	(3)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	5	(4)	1	8	(10)	(2)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
The	— on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements

December 31, 2024

1.	Organization

Equitable America Variable Account K (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) in 2013. Equitable America changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. Equitable America is an Arizona stock life insurance company. On October 1, 2013, Equitable America entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Blackrock Variable Series Funds, Inc., BNY Mellon Investment Adviser, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbet Series Fund, INC., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Fund, Inc., and VanEck VIP Trust (collectively, “the Trusts”). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.

•	AB VPS Discovery Portfolio
•	AB VPS Relative Value Portfolio
•	AB VPS Sustainable Global Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Core Equity Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund
•	Invesco V.I. Technology Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation FundSM
•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

Blackrock Variable Series Funds, Inc.

•	Blackrock Global Allocation V.I. Fund

BNY Mellon Investment Adviser, Inc.

•	BNY Mellon Stock Index Fund, Inc.

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income(2)
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible(2)
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth(2)
•	EQ/AB Sustaunable U.S. Thematic Portfolio
•	EQ/Aggressive Allocation(2)
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research(2)
•	EQ/Clearbridge Large Cap Growth ESG
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(2)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

•	EQ/Conservative-Plus Allocation(2)
•	EQ/Core Bond Index(2)
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity Plus
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility(2)
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities(2)
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(2)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(2)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(2)
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(2)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond(2)
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index(2)
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond(2)
•	Multimanager Technology
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager Portfolio
•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Income VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Delaware VIP® Trust

•	Macquarie VIP High Income Series(1)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	Janus Henderson Mid Cap Value Portfolio
•	Janus Henderson Overseas Portfolio

Legg Mason Partners Variable Equity Trust

•	Clearbridge Variable Mid Cap Portfolio

Lord Abbet Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio

The Universal Institutional Fund, Inc.

•	Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio

VanEck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Emerging Markets Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as Delaware Ivy High Income Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB of the same
(2)	Variable investment Option
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), Incentive Life Legacy®, Incentive Life Legacy® II, Incentive Life Legacy® III, VUL LegacySM, Incentive Life Optimizer® III, VUL OptimizerSM and Equitable Advantage (collectively, the “Variable Life Policies”). These policies are issued by Equitable America, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of Equitable America’s General Account, and/or index fund options of Separate Account LIO, if available.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account LIO, if available. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance law to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

Income Tax:

The operations of the Account are included in the federal income tax return of Equitable America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable America is expected to affect the unit values of Variable Life Policies participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

3.	Fair Value Disclosures (Concluded)

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable America has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$648,580	$304,150
1290 VT Doubleline Opportunistic Bond	1,414,477	675,421
1290 VT Equity Income	1,094,669	485,524
1290 VT GAMCO Mergers & Acquisitions	705,448	400,704
1290 VT GAMCO Small Company Value	11,469,360	3,399,452
1290 VT Multi-Alternative Strategies	56,693	8,125
1290 VT Natural Resources	731,875	381,536
1290 VT Real Estate	562,197	118,943
1290 VT Small Cap Value	1,568,115	436,734
1290 VT SmartBeta Equity ESG	1,597,864	477,150
1290 VT Socially Responsible	1,000,123	429,987
AB VPS Discovery Value Portfolio	121,107	22,394
AB VPS Relative Value Portfolio	458,127	42,949
AB VPS Sustainable Global Thematic Portfolio	187,214	15,853
American Funds Insurance Series® Asset Allocation Fund	1,959,748	328,464
American Funds Insurance Series® Global Small Capitalization Fund	2,637,799	531,222
American Funds Insurance Series® New World Fund®	2,335,840	889,513
Blackrock Global Allocation V.I. Fund	794,065	91,510
BNY Mellon Stock Index Fund Inc.	13,402,857	18,767,692
ClearBridge Variable Mid Cap Portfolio	135,530	61,888
EQ/400 Managed Volatility	501,770	204,248
EQ/500 Managed Volatility	1,660,101	487,682
EQ/2000 Managed Volatility	292,105	202,447
EQ/AB Small Cap Growth	6,663,778	1,762,684

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/AB Sustainable U.S. Thematic	$63,526	$3,139
EQ/Aggressive Allocation	9,414,167	3,398,611
EQ/All Asset Growth Allocation	3,560,259	1,582,135
EQ/American Century Mid Cap Value	6,017,131	1,737,200
EQ/Balanced Strategy	4,517,899	3,747,993
EQ/Capital Group Research	1,902,554	780,899
EQ/ClearBridge Large Cap Growth ESG	2,574,429	1789779
EQ/Common Stock Index	36,646,559	8,727,064
EQ/Conservative Allocation	677,824	462,389
EQ/Conservative Growth Strategy	1,097,918	729,686
EQ/Conservative Strategy	332,131	170,390
EQ/Conservative-Plus Allocation	1,677,030	834,739
EQ/Core Bond Index	8,836,061	4,855,903
EQ/Core Plus Bond	4,772,351	1,418,427
EQ/Emerging Markets Equity Plus	954,455	232,083
EQ/Equity 500 Index	69,179,849	9,690,358
EQ/Fidelity Institutional Am® Large Cap	3,858,983	1,462,638
EQ/Franklin Rising Dividends	5,448,432	1,393,446
EQ/Global Equity Managed Volatility	1,636,847	831,629
EQ/Goldman Sachs Mid Cap Value	2,108,661	448377
EQ/Growth Strategy	9,220,324	4,695,741
EQ/Intermediate Corporate Bond	36,940	3,335
EQ/Intermediate Government Bond	7,696,186	1,783,499
EQ/International Core Managed Volatility	1,175,671	586,648
EQ/International Equity Index	10,441,746	4,459,876
EQ/International Managed Volatility	200,868	106,309
EQ/International Value Managed Volatility	1,037,155	519,243
EQ/Invesco Comstock	1,903,729	577,885
EQ/Invesco Global	1,166,239	259,503
EQ/Invesco Global Real Assets	1,730,578	711,574
EQ/Janus Enterprise	2,936,989	1,311,500
EQ/JPMorgan Growth Stock	11,183,715	4,198,580
EQ/JPMorgan Value Opportunities	12,980,252	2,130,025
EQ/Large Cap Core Managed Volatility	2,063,538	476,321
EQ/Large Cap Growth Index	12,622,013	3,760,056
EQ/Large Cap Growth Managed Volatility	3,973,237	2,178,022
EQ/Large Cap Value Index	5,431,395	1,376,862
EQ/Large Cap Value Managed Volatility	1,720,152	670,835
EQ/Lazard Emerging Markets Equity	2,260,216	1,107,585
EQ/Long-Term Bond	198,946	19056
EQ/Loomis Sayles Growth	7,583,082	2,569,206
EQ/MFS International Growth	7,736,105	3,752,599
EQ/MFS International Intrinsic Value	8,558,909	2,216,025
EQ/MFS Mid Cap Focused Growth	5,392,866	1,344,964
EQ/MFS Technology	11,054,136	3,211,843
EQ/MFS Utilities Series	371,761	125,545
EQ/Mid Cap Index	8,837,492	2,211,972
EQ/Mid Cap Value Managed Volatility	2,018,965	737,003
EQ/Moderate Allocation	12,844,966	3,660,497
EQ/Moderate Growth Strategy	16,080,406	7,218,431
EQ/Moderate-Plus Allocation	24594139	8876030
EQ/Money Market	49,706,569	50,980,256
EQ/Morgan Stanley Small Cap Growth	2,454,834	1,379,907
EQ/PIMCO Global Real Return	303,386	139,792
EQ/PIMCO Real Return	3,374,860	617,687
EQ/PIMCOTotal Return ESG	4,763,950	1,681,680

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/PIMCO Ultra Short Bond	$5,836,518	$5,662,860
EQ/Quality Bond PLUS	591,261	210,360
EQ/Small Company Index	8,871,142	2,391,004
EQ/T. Rowe Price Health Sciences	2,432,885	241,040
EQ/Value Equity	2,930,054	1,897,263
EQ/Wellington Energy	726,882	596,313
Equitable Conservative Growth MF/ETF	1,768,387	1,259,265
Equitable Growth MF/ETF	143,912	2,797
Equitable Moderate Growth MF/ETF	203,704	12,339
Fidelity® VIP Asset Manager Portfolio	286	105
Fidelity® VIP Asset Manager Growth Portfolio	543,914	81,571
Fidelity® VIP Growth & Income Portfolio	3,746,508	1,567,347
Fidelity® VIP Mid Cap Portfolio	4,353,288	759,520
Fidelity® VIP Value Portfolio	739,332	50,297
Franklin Income VIP Fund	32,570	13,731
Franklin Small Cap Value VIP Fund	1,994,304	594,758
Invesco V.I. Diversified Dividend Fund	225,152	166,147
Invesco V.I. Global Core Equity Fund	36	488
Invesco V.I. Health Care Fund	6,181	5,990
Invesco V.I. Main Street Mid Cap Fund	178,278	140,349
Invesco V.I. Small Cap Equity Fund	363,020	214,084
Invesco V.I. Technology Fund	5,466	1,769
Janus Henderson Balanced Portfolio	1,857,809	369,204
Janus Henderson Enterprise Portfolio	1,740,421	1,970,767
Janus Henderson Global Research Portfolio	1,348	243
Janus Henderson Mid Cap Value Portfolio	291,504	792,622
Janus Henderson Overseas Portfolio	322,478	296,951
Lord Abbett Series Fund — Bond Debenture Portfolio	3,316,348	246,338
Macquarie VIP High Income Series	6,286,014	882,933
MFS® Investors Trust Series	146,076	142,471
MFS® Massachusetts Investors Growth Stock Portfolio	778,140	762,009
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio	9,545	1,007
Multimanager Aggressive Equity	4,249,825	1,329,666
Multimanager Core Bond	5,430,636	4,468,320
Multimanager Technology	13,259,028	3,717,497
PIMCO CommodityRealReturn® Strategy Portfolio T. Rowe Price Blue Chip Growth Portfolio	1,682,650	363,776
T. Rowe Price Equity Income Portfolio	1,423,135	1,047,699
T. Rowe Price Mid-Cap Growth Portfolio	438,501	23,093
Target 2025 Allocation	193,833	310,359
Target 2035 Allocation	519,872	112,257
Target 2045 Allocation	392,626	124,615
Target 2055 Allocation	769,145	749,284
Templeton Developing Markets VIP Fund	1,127,915	441,585
Templeton Global Bond VIP Fund	2,244,706	573,707
Vaneck VIP Emerging Markets Bond Fund	4,540	797
Vaneck VIP Emerging Markets Fund	191	63
Vaneck VIP Global Resources Fund	797,156	1,085,993

6.	Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Continued)

by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), and EIMG, affiliates of Equitable America. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.57% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT and VIP including 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/AB Sustainable US Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/ International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/ Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity Plus, EQ/ Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

agents who sell Equitable America policies for these companies are appointed agents of Equitable America, and are registered representatives of the broker- dealers under contracts with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

7.	Contractowner Charges

The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Premium Charge	From each premium	0% to 19%	Deducted from each premium payment and is netted against “Payments received from Contractowners”

Mortality & Expense Risk Charge	Monthly	0% to 1.75%	Unit liquidation from account value

Administrative Charge	Monthly	$0 to $20 A charge between $0.03 and $1.82 per $1,000 of the initial base policy face amount and any face amount increase above the previous highest face amount is also deducted at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase.	Unit liquidation from account value

Cost of Insurance	Monthly	Varies as per policy	Unit liquidation from account value

Transfer Charge	Upon transfer (Equitable America does not currently assess this charge, but reserves the right to impose a transfer charge)	$0 to $25	Unit liquidation from account value

Partial Surrender Charge	Upon a partial surrender under the Policy	$0 to $25	Unit liquidation from account value

Surrender Charge	At time of full policy surrender	Varies as per policy	Unit liquidation from account value

Reinstatement Fee	At the time the Policy is reinstated	Current Charge — $150	Unit liquidation from account value

Loan Interest Rate Spread	Annually on each contract date anniversary after a loan is taken or on loan termination	0% to 1.60% depending on the policy year	Unit liquidation from account value

Illustration Projection Report Charge	At time of transaction	$0 to $25	Charges for this service must be paid using funds outside of policy

Charge for State and Local Tax Expense	At time of transaction	0% to 5%	Deduct from premium

Charge for Federal Tax Expense	At time of transaction	Current Charge — 1.25%	Deduct from premium

Riders	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount or a percentage of all other monthly charges, depending on the rider.	Unit liquidation from account value

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

7.	Contractowner Charges (Concluded)

The VUL Legacy, VUL Optimizer, Equitable Advantage and VUL Incentive Life Protect policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each Variable Investment Option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of these three ranges that the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses if the Net Total Annual Operating Expenses, before the Investment Expense Reduction, are below 1.15%. These ranges and formula amounts will not change while the policy remains in effect.

For policies with the Market Stabilizer Option, there is an additional charge ranging from 0.40% to 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option ranges from 1.60% to 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

For policies with the Market Stabilizer Option II, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option II on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option II is 1.65%.

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding, investment income ratio and total return at the period indicated.

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
1290 VT Convertible Securities (Class IB)
2024	17	$3,210	$153.99	$209.40	1.92%	9.78%	9.95%
2023	16	$2,650	$140.06	$190.74	2.69%	13.68%	13.85%
2022	14	$2,051	$123.02	$167.79	1.32%	(20.92)%	(20.75)%
2021	10	$1,946	$155.23	$212.19	14.09%	1.00%	1.35%
2020	7	$1,328	$153.16	$210.09	1.63%	39.09%	39.48%

1290 VT Doubleline Opportunistic Bond (Class IB)
2024	36	$3,829	$102.04	$107.78	4.79%	2.84%	2.99%
2023	31	$3,161	$99.08	$104.80	4.84%	6.54%	6.70%
2022	24	$2,274	$92.86	$98.37	3.53%	(13.39)%	(13.26)%
2021	16	$1,796	$107.06	$113.58	2.59%	(0.44)%	(0.29)%
2020	9	$1,057	$107.37	$114.08	2.71%	4.30%	4.49%

1290 VT Equity Income, Class IB
2024	41	$6,693	$57.88	$408.14	2.07%	9.81%	9.96%
2023	15	$4,727	$147.82	$371.71	2.10%	5.41%	5.57%
2022	14	$4,366	$140.02	$352.63	1.60%	3.07%	3.22%
2021	12	$4,014	$135.65	$342.13	1.54%	26.39%	26.57%
2020	12	$3,182	$107.17	$270.70	2.09%	(4.54)%	(4.40)%

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest

1290 VT GAMCO Mergers & Acquisitions, Class IB
2024	19	$3,865	$128.36	$243.89	1.89%	9.05%	9.22%
2023	18	$3,473	$117.52	$223.64	1.94%	9.52%	9.68%
2022	16	$2,963	$107.15	$204.20	0.33%	(6.02)%	(5.88)%
2021	16	$3,212	$113.84	$217.29	0.70%	11.39%	11.55%
2020	14	$2,643	$102.05	$195.08	0.19%	(1.30)%	(1.15)%

1290 VT GAMCO Small Company Value, Class IB
2024	176	$80,077	$166.46	$758.48	0.62%	11.58%	11.86%
2023	161	$70,077	$149.19	$679.77	0.65%	21.05%	21.05%
2022	153	$57,422	$123.25	$561.57	0.55%	(10.68)%	(10.68)%
2021	133	$61,572	$137.98	$628.70	0.66%	25.14%	25.14%
2020	119	$48,337	$110.26	$502.41	0.81%	9.50%	9.51%

1290 VT Multi-Alternative Strategies, Class IB
2024	2	$175	$99.71	$99.71	2.73%	9.32%	9.32%
2023	1	$118	$91.21	$91.21	2.07%	5.21%	5.21%
2022	1	$97	$86.69	$86.69	2.79%	(11.21)%	(11.21)%
2021	—	$37	$97.64	$97.64	17.94%	(2.91)%	(2.91)%

1290 VT Natural Resources, Class IB
2024	17	$2,394	$143.45	$143.45	3.03%	(5.36)%	(5.36)%
2023	15	$2,256	$151.57	$151.57	3.67%	1.23%	1.23%
2022	14	$2,081	$149.73	$149.73	4.38%	32.69%	32.69%
2021	7	$757	$112.84	$112.84	6.96%	30.18%	30.18%
2020	—	$29	$86.68	$86.68	6.10%	(15.57)%	(15.57)%
1290 VT Real Estate, Class IB
2024	14	$1,240	$89.78	$89.78	3.73%	0.99%	0.99%
2023	9	$827	$88.90	$88.90	3.73%	9.64%	9.64%
2022	5	$418	$81.08	$81.08	0.29%	(24.93)%	(24.93)%
2021	1	$58	$108.01	$108.01	7.69%	7.81%	7.81%
1290 VT Small Cap Value, Class IB
2024	28	$5,804	$193.32	$241.54	1.57%	20.81%	21.07%
2023	23	$4,163	$159.68	$199.94	1.27%	5.74%	6.11%
2022	19	$3,322	$150.49	$189.09	0.48%	0.09%	0.44%
2021	14	$2,630	$149.83	$188.92	1.24%	38.57%	39.05%
2020	11	$1,541	$107.75	$136.34	2.81%	(1.18)%	29.88%
1290 VT Smartbeta Equity ESG, Class IB
2024	34	$7,095	$175.69	$237.89	0.98%	16.37%	16.72%
2023	31	$5,512	$150.52	$204.43	1.49%	16.56%	16.91%
2022	25	$3,868	$128.75	$175.39	1.78%	(14.56)%	(14.31)%
2021	12	$2,114	$150.25	$205.29	1.55%	23.09%	23.48%
2020	7	$1,090	$121.68	$166.78	0.73%	10.98%	11.37%
1290 VT Socially Responsible, Class IB
2024	15	$4,114	$45.49	$505.30	0.48%	21.66%	21.86%
2023	13	$3,049	$176.41	$415.28	0.83%	27.50%	27.69%
2022	10	$2,029	$138.15	$325.71	0.72%	(22.11)%	(22.00)%
2021	8	$2,091	$177.11	$418.17	0.66%	30.31%	30.51%
2020	3	$823	$135.71	$320.90	0.67%	19.96%	20.14%
AB VPS Discovery Value Portfolio, Class B
2024	2	$238	$124.46	$124.46	0.59%	10.01%	10.01%
2023	1	$132	$113.14	$113.14	0.82%	17.16%	17.16%
2022	—	$33	$96.57	$96.57	0.03%	(1.24)%	(1.24)%
AB VPS Relative Value Portfolio, Class B
2024	6	$724	$127.20	$127.20	1.17%	12.94%	12.94%
2023	3	$292	$112.63	$112.63	1.59%	11.89%	11.89%
2022	1	$115	$100.66	$100.66	0.41%	3.05%	3.05%

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
AB VPS Sustainable Global Thematic Portfolio, Class B
2024	3	$329	$119.58	$119.58	0.00%	6.19%	6.19%
2023	1	$150	$112.61	$112.61	0.03%	16.10%	16.10%
2022	—	$37	$96.99	$96.99	0.00%	(2.73)%	(2.73)%
American Funds Insurance Series® Asset Allocation Fund, Class 4
2024	33	$3,929	$120.81	$120.81	2.34%	16.29%	16.29%
2023	20	$2,075	$103.89	$103.89	2.40%	14.20%	14.20%
2022	11	$973	$90.97	$90.97	2.48%	(13.53)%	(13.53)%
2021	2	$255	$105.21	$105.21	2.80%	4.55%	4.55%
American Funds Insurance Series® Global Small Capitalization Fund, Class 4
2024	64	$10,389	$130.58	$196.65	0.83%	2.12%	2.27%
2023	52	$8,512	$127.68	$192.57	0.03%	15.78%	16.04%
2022	43	$6,157	$110.03	$166.32	0.00%	(29.69)%	(29.49)%
2021	31	$6,631	$156.05	$236.55	0.00%	6.43%	6.58%
2020	22	$4,772	$146.41	$222.26	0.12%	29.39%	29.59%
American Funds Insurance Series® New World Fund®, Class 4
2024	73	$11,555	$141.28	$175.31	1.23%	6.33%	6.62%
2023	65	$9,686	$132.51	$164.87	1.31%	15.67%	15.98%
2022	57	$7,388	$114.25	$142.53	1.17%	(22.25)%	(22.03)%
2021	44	$7,580	$146.54	$183.33	0.72%	4.63%	4.93%
2020	29	$5,036	$139.65	$175.22	0.04%	23.30%	23.60%
Blackrock Global Allocation V.I. Fund, Class III
2024	18	$1,889	$103.64	$103.64	1.75%	9.16%	9.16%
2023	13	$1,239	$94.94	$94.94	3.24%	12.73%	12.73%
2022	7	$628	$84.22	$84.22	0.00%	(15.91)%	(15.91)%
2021	2	$205	$100.15	$100.15	0.89%	(0.31)%	(0.31)%
BNY Mellon Stock Index Fund, Inc., Initial shares
2024	297	$28,783	$96.96	$96.96	1.13%	24.66%	24.66%
2023	379	$29,464	$77.78	$77.78	1.42%	25.94%	25.94%
2022	390	$24,058	$61.76	$61.76	1.34%	(18.32)%	(18.32)%
2021	439	$33,218	$75.61	$75.61	1.13%	28.41%	28.41%
2020	499	$29,403	$58.88	$58.88	1.59%	18.00%	18.00%
Clearbridge Variable Mid Cap Portfolio, Class II
2024	4	$416	$103.30	$103.30	0.39%	10.05%	10.05%
2023	3	$319	$93.87	$93.87	0.02%	12.92%	12.92%
2022	2	$165	$83.13	$83.13	0.15%	(25.29)%	(25.29)%
2021	—	$27	$111.27	$111.27	0.00%	10.41%	10.41%
EQ/400 Managed Volatility, Class IB
2024	5	$1,940	$370.41	$370.41	1.10%	12.89%	12.89%
2023	5	$1,619	$328.13	$328.13	1.19%	15.44%	15.44%
2022	5	$1,378	$284.25	$284.25	0.77%	(15.51)%	(15.51)%
2021	5	$1,630	$336.44	$336.44	0.40%	23.67%	23.67%
2020	5	$1,324	$272.04	$272.04	0.70%	13.44%	13.44%
EQ/500 Managed Volatility, Class IB
2024	16	$8,185	$515.84	$515.84	1.11%	23.91%	23.91%
2023	16	$6,738	$416.30	$416.30	1.14%	25.24%	25.24%
2022	16	$5,481	$332.39	$332.39	0.82%	(19.99)%	(19.99)%
2021	17	$7,161	$415.44	$415.44	0.58%	27.61%	27.61%
2020	16	$5,318	$325.55	$325.55	1.02%	17.02%	17.02%

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/2000 Managed Volatility, Class IB
2024	8	$2,480	$301.69	$301.69	1.41%	10.67%	10.67%
2023	9	$2,340	$272.60	$272.60	1.31%	15.98%	15.98%
2022	9	$2,076	$235.04	$235.04	0.77%	(22.40)%	(22.40)%
2021	8	$2,533	$302.90	$302.90	0.39%	13.93%	13.93%
2020	8	$2,065	$265.87	$265.87	0.87%	19.29%	19.29%
EQ/AB Small Cap Growth, Class IB
2024	91	$31,559	$58.17	$786.93	0.31%	13.92%	14.08%
2023	78	$25,994	$140.66	$690.82	0.30%	17.73%	17.90%
2022	64	$19,988	$119.30	$586.80	0.20%	(28.46)%	(28.35)%
2021	35	$18,647	$166.51	$820.23	0.00%	12.92%	13.09%
2020	24	$14,531	$147.24	$726.39	0.10%	36.06%	36.27%
EQ/AB Sustainable US Thematic, Class IB
2024	1	$98	$129.30	$129.30	0.19%	10.56%	10.56%
2023	—	$34	$116.95	$116.95	0.70%	20.75%	20.75%
2022	—	$5	$96.85	$96.85	0.38%	(0.87)%	(0.87)%
EQ/Aggressive Allocation, Class IB
2024	194	$57,401	$26.85	$435.90	2.26%	13.72%	13.98%
2023	174	$48,805	$145.68	$383.26	1.42%	18.44%	18.84%
2022	157	$40,036	$122.58	$323.60	0.92%	(18.36)%	(18.13)%
2021	136	$46,561	$149.73	$396.36	4.30%	17.18%	17.36%
2020	118	$37,843	$127.58	$338.25	2.85%	15.40%	15.57%
EQ/All Asset Growth Allocation, Class IB
2024	105	$22,215	$32.16	$247.74	2.42%	11.16%	11.34%
2023	99	$19,143	$28.93	$222.85	2.03%	14.16%	14.17%
2022	85	$15,132	$25.34	$195.21	1.38%	(14.48)%	(14.47)%
2021	75	$16,142	$29.63	$228.24	4.09%	10.89%	10.93%
2020	68	$13,671	$26.72	$205.76	1.64%	12.28%	12.32%
EQ/American Century Mid Cap Value, Class IB
2024	108	$31,188	$159.33	$394.99	1.93%	8.34%	8.56%
2023	96	$26,918	$146.77	$364.60	1.79%	6.00%	6.21%
2022	84	$23,324	$138.19	$343.97	2.95%	(1.49)%	(1.29)%
2021	76	$22,886	$140.00	$349.17	1.22%	23.00%	23.25%
2020	62	$16,442	$113.59	$283.87	1.43%	1.32%	1.53%
EQ/Balanced Strategy, Class IB
2024	196	$44,866	$229.29	$229.29	2.67%	9.14%	9.14%
2023	206	$43,365	$210.08	$210.08	1.56%	13.23%	13.23%
2022	210	$39,029	$185.54	$185.54	0.94%	(15.57)%	(15.57)%
2021	215	$47,265	$219.75	$219.75	1.83%	9.49%	9.49%
2020	213	$42,816	$200.71	$200.71	1.84%	11.21%	11.21%
EQ/Capital Group Research, Class IB
2024	15	$10,998	$58.98	$836.08	1.68%	29.85%	29.87%
2023	13	$8,627	$643.79	$643.79	0.35%	22.99%	22.99%
2022	14	$7,114	$523.46	$523.46	0.17%	(18.98)%	(18.98)%
2021	13	$8,547	$646.08	$646.08	0.00%	23.06%	23.06%
2020	13	$6,679	$525.00	$525.00	0.14%	23.27%	23.27%
EQ/Clearbridge Large Cap Growth ESG, Class IB
2024	40	$19,708	$226.92	$711.01	0.00%	26.76%	27.01%
2023	39	$16,010	$178.66	$560.93	0.00%	45.88%	46.17%
2022	37	$11,306	$122.23	$384.52	0.00%	(32.12)%	(31.98)%
2021	31	$15,508	$179.70	$566.44	0.00%	21.72%	21.98%
2020	28	$12,379	$147.32	$465.37	0.00%	30.86%	31.17%
EQ/Common Stock Index, Class IA
2024	13	$1,050	$80.03	$80.03	0.81%	23.09%	23.09%
2023	24	$1,581	$65.02	$65.02	1.21%	25.13%	25.13%
2022	29	$1,496	$51.96	$51.96	0.85%	(19.49)%	(19.49)%
2021	30	$1,911	$64.54	$64.54	0.77%	24.91%	24.91%
2020	23	$1,194	$51.67	$51.67	1.21%	19.77%	19.77%

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/Common Stock Index, Class IB
2024	606	$192,961	$212.44	$511.34	0.81%	23.07%	23.41%
2023	528	$143,494	$172.14	$415.48	1.21%	25.13%	25.48%
2022	428	$100,380	$137.19	$332.03	0.85%	(19.49)%	(19.26)%
2021	327	$106,836	$169.92	$412.42	0.77%	24.93%	25.28%
2020	235	$70,682	$135.63	$330.12	1.21%	19.77%	20.12%
EQ/Conservative Allocation, Class IB
2024	26	$4,260	$15.90	$188.95	3.15%	4.67%	4.84%
2023	26	$4,066	$108.79	$180.59	2.39%	7.95%	8.16%
2022	26	$4,055	$100.58	$167.29	1.36%	(12.59)%	(12.42)%
2021	26	$4,753	$114.85	$191.39	1.59%	2.70%	2.93%
2020	22	$4,069	$111.58	$186.35	1.85%	7.32%	7.55%
EQ/Conservative Growth Strategy, Class IB
2024	58	$11,605	$200.98	$200.98	2.81%	7.63%	7.63%
2023	60	$11,128	$186.73	$186.73	1.63%	11.58%	11.58%
2022	59	$9,835	$167.35	$167.35	0.96%	(14.52)%	(14.52)%
2021	60	$11,753	$195.77	$195.77	1.53%	7.09%	7.09%
2020	63	$11,496	$182.81	$182.81	1.72%	9.93%	9.93%
EQ/Conservative Strategy, Class IB
2024	18	$2,789	$153.42	$153.42	3.09%	4.80%	4.80%
2023	18	$2,616	$146.40	$146.40	1.67%	8.28%	8.28%
2022	19	$2,561	$135.20	$135.20	1.00%	(12.27)%	(12.27)%
2021	20	$3,062	$154.11	$154.11	1.09%	2.46%	2.46%
2020	19	$2,913	$150.41	$150.41	1.50%	7.33%	7.33%
EQ/Conservative-Plus Allocation, Class IB
2024	49	$9,577	$18.70	$239.75	2.85%	7.04%	7.24%
2023	47	$8,756	$119.00	$224.01	2.11%	10.93%	11.24%
2022	44	$7,724	$106.98	$201.94	1.32%	(14.55)%	(14.31)%
2021	40	$8,702	$124.85	$236.33	2.26%	6.73%	7.05%
2020	36	$7,714	$116.63	$221.42	2.12%	9.99%	10.31%
EQ/Core Bond Index, Class IB
2024	307	$26,468	$17.25	$154.26	2.63%	2.43%	2.67%
2023	159	$19,464	$102.37	$150.61	2.35%	4.56%	4.82%
2022	116	$14,113	$97.66	$144.04	1.74%	(8.74)%	(8.52)%
2021	94	$13,106	$106.75	$157.84	1.62%	(2.10)%	(1.84)%
2020	64	$9,796	$108.75	$161.22	1.53%	6.07%	6.35%
EQ/Core Plus Bond, Class IB
2024	150	$21,681	$110.01	$157.50	5.33%	(0.67)%	(0.52)%
2023	131	$19,557	$110.59	$158.57	2.45%	4.52%	4.69%
2022	121	$17,692	$105.64	$151.71	5.23%	(12.94)%	2.90%
2021	45	$7,925	$174.25	$174.25	1.77%	(1.68)%	(1.68)%
2020	20	$3,623	$177.22	$177.22	2.26%	14.86%	14.86%
EQ/Emerging Markets Equity Plus, Class IB
2024	19	$2,354	$121.04	$121.04	2.58%	4.13%	4.13%
2023	14	$1,612	$116.24	$116.24	2.93%	10.53%	10.53%
2022	10	$1,001	$105.17	$105.17	2.55%	(17.46)%	(17.46)%
2021	5	$636	$127.41	$127.41	1.79%	(0.43)%	(0.43)%
2020	1	$161	$127.96	$127.96	2.01%	14.25%	14.25%
EQ/Equity 500 Index, Class IB
2024	1,084	$351,006	$219.04	$589.67	0.96%	24.31%	24.50%
2023	849	$238,999	$175.93	$474.34	1.20%	25.57%	25.76%
2022	658	$162,555	$139.89	$377.74	1.16%	(18.54)%	(18.42)%
2021	485	$165,008	$171.47	$463.70	0.94%	27.97%	28.17%
2020	343	$108,353	$133.78	$362.34	1.40%	17.77%	17.98%

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/Fidelity Institutional AM® Large Cap, Class IB
2024	34	$19,342	$567.33	$567.33	0.44%	24.51%	24.81%
2023	35	$15,811	$455.65	$455.65	0.50%	31.38%	31.38%
2022	37	$12,761	$346.81	$346.81	0.53%	(21.06)%	(21.06)%
2021	36	$15,962	$439.35	$439.35	0.43%	25.22%	25.22%
2020	37	$12,852	$350.87	$350.87	0.76%	26.33%	26.33%
EQ/Fidelity Institutional AM® Large Cap, Class K
2024	52	$4,671	$90.39	$90.39	0.44%	24.81%	24.81%
2023	40	$2,898	$72.42	$72.42	0.50%	31.72%	31.72%
2022	28	$1,527	$54.98	$54.98	0.53%	(20.87)%	(20.87)%
2021	40	$2,802	$69.48	$69.48	0.43%	25.53%	25.53%
2020	41	$2,283	$55.35	$55.35	0.76%	26.66%	26.66%
EQ/Franklin Rising Dividends, Class IB
2024	95	$29,240	$181.44	$493.37	0.93%	10.79%	10.96%
2023	79	$23,636	$163.52	$445.33	1.16%	12.13%	12.29%
2022	68	$19,459	$145.62	$397.15	0.80%	(10.61)%	(10.48)%
2021	57	$19,704	$162.66	$444.30	0.72%	26.78%	26.97%
2020	44	$13,729	$128.11	$350.45	1.00%	16.18%	16.35%
EQ/Global Equity Managed Volatility, Class IB
2024	21	$11,603	$554.89	$554.89	1.26%	12.62%	12.62%
2023	22	$10,828	$492.69	$492.69	0.89%	21.33%	21.33%
2022	23	$9,441	$406.07	$406.07	0.35%	(20.94)%	(20.94)%
2021	23	$11,855	$513.65	$513.65	0.91%	15.89%	15.89%
2020	23	$10,322	$443.21	$443.21	0.66%	14.28%	14.28%
EQ/Goldman Sachs Mid Cap Value, Class IB
2024	44	$10,304	$178.46	$375.91	0.85%	11.91%	12.24%
2023	38	$8,182	$159.00	$335.90	0.83%	11.23%	11.55%
2022	29	$5,945	$142.54	$302.00	0.70%	(10.61)%	(10.35)%
2021	20	$5,176	$159.00	$337.85	0.29%	30.50%	30.89%
2020	14	$3,184	$121.48	$258.88	0.68%	8.48%	8.79%
EQ/Growth Strategy, Class IB
2024	289	$86,164	$297.95	$297.95	2.43%	12.39%	12.39%
2023	296	$78,527	$265.11	$265.11	1.43%	16.50%	16.50%
2022	295	$67,021	$227.56	$227.56	0.88%	(17.44)%	(17.44)%
2021	288	$79,363	$275.62	$275.62	2.33%	14.33%	14.33%
2020	279	$67,169	$241.08	$241.08	2.15%	13.62%	13.62%
EQ/Intermediate Corporate Bond (Class IB)
2024	—	$32	$105.94	$105.94	13.09%	4.35%	4.35%
EQ/Intermediate Government Bond, Class IA
2024	402	$7,724	$19.23	$19.23	3.46%	2.40%	2.40%
2023	168	$3,159	$18.78	$18.78	2.76%	3.87%	3.87%
2022	191	$3,448	$18.08	$18.08	0.96%	(7.61)%	(7.61)%
2021	208	$4,070	$19.57	$19.57	0.72%	(2.15)%	(2.15)%
2020	228	$4,551	$20.00	$20.00	0.93%	4.33%	4.33%
EQ/Intermediate Government Bond, Class IB
2024	30	$3,530	$98.22	$178.30	3.46%	2.40%	2.65%
2023	18	$2,241	$95.68	$174.12	2.76%	3.87%	4.12%
2022	14	$1,736	$91.89	$167.63	0.96%	(7.64)%	(7.41)%
2021	11	$1,593	$99.24	$181.50	0.72%	(2.13)%	(0.93)%
2020	10	$1,474	$136.11	$185.45	0.93%	4.30%	4.30%
EQ/International Core Managed Volatility, Class IB
2024	31	$6,527	$137.87	$232.37	2.22%	3.28%	3.56%
2023	29	$6,196	$133.13	$224.98	1.76%	16.78%	17.11%
2022	31	$5,630	$113.68	$192.66	1.31%	(14.12)%	(13.88)%
2021	29	$6,206	$132.00	$224.33	2.43%	10.03%	10.31%
2020	26	$5,262	$119.66	$203.88	1.48%	8.47%	8.74%

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/International Equity Index, Class IA
2024	284	$5,918	$20.83	$20.83	3.15%	4.88%	4.88%
2023	345	$6,845	$19.86	$19.86	3.17%	19.06%	19.06%
2022	332	$5,545	$16.68	$16.68	2.71%	(11.93)%	(11.93)%
2021	332	$6,279	$18.94	$18.94	3.48%	10.95%	10.95%
2020	347	$5,930	$17.07	$17.07	2.08%	3.83%	3.83%
EQ/International Equity Index, Class IB
2024	214	$35,839	$141.82	$210.74	3.15%	4.87%	5.22%
2023	172	$28,516	$134.79	$200.96	3.17%	19.06%	19.49%
2022	135	$19,486	$112.80	$168.79	2.71%	(11.91)%	(11.56)%
2021	106	$18,215	$127.55	$191.60	3.48%	10.95%	11.38%
2020	77	$12,952	$114.52	$172.69	2.08%	3.83%	4.15%
EQ/International Managed Volatility, Class IB
2024	11	$2,025	$176.45	$176.45	2.65%	2.67%	2.67%
2023	11	$1,965	$171.86	$171.86	2.30%	16.90%	16.90%
2022	12	$1,710	$147.02	$147.02	1.15%	(14.99)%	(14.99)%
2021	11	$1,928	$172.95	$172.95	3.24%	10.65%	10.65%
2020	11	$1,694	$156.30	$156.30	1.74%	6.63%	6.63%
EQ/International Value Managed Volatility, Class IB
2024	33	$6,453	$25.25	$238.88	2.43%	1.45%	1.68%
2023	30	$6,307	$132.30	$235.51	2.18%	18.59%	18.92%
2022	29	$5,232	$111.25	$198.59	1.59%	(13.66)%	(13.42)%
2021	27	$5,746	$128.50	$230.00	2.28%	10.32%	10.59%
2020	24	$4,812	$116.19	$208.49	1.45%	4.19%	4.41%
EQ/Invesco Comstock, Class IB
2024	26	$8,892	$193.68	$459.57	1.54%	14.85%	15.08%
2023	23	$7,380	$168.30	$400.14	1.63%	12.00%	12.22%
2022	22	$6,754	$149.97	$357.27	1.64%	0.50%	0.71%
2021	19	$6,390	$148.92	$355.48	1.17%	33.00%	33.27%
2020	18	$4,829	$111.74	$267.27	2.16%	(0.76)%	(0.57)%
EQ/Invesco Global, Class IB
2024	19	$3,333	$177.15	$177.15	0.00%	16.17%	16.17%
2023	15	$2,223	$152.49	$152.49	0.00%	34.31%	34.31%
2022	11	$1,276	$113.54	$113.54	0.00%	(31.79)%	(31.79)%
2021	5	$845	$166.45	$166.45	0.00%	15.48%	15.48%
2020	2	$240	$144.14	$144.14	0.00%	27.49%	27.49%
EQ/Invesco Global Real Assets, Class IB
2024	64	$11,909	$114.66	$215.31	2.39%	0.24%	0.46%
2023	59	$11,172	$114.14	$214.79	2.32%	10.13%	10.44%
2022	53	$9,455	$103.35	$195.03	1.68%	(9.00)%	(8.86)%
2021	49	$9,888	$113.40	$214.31	3.21%	21.00%	21.18%
2020	42	$7,215	$93.58	$177.12	2.67%	(12.21)%	(12.07)%
EQ/Janus Enterprise, Class IB
2024	52	$21,876	$74.19	$605.01	0.01%	14.14%	14.43%
2023	49	$19,179	$151.07	$530.05	0.03%	17.02%	17.31%
2022	45	$15,872	$128.78	$452.97	0.00%	(16.58)%	(16.38)%
2021	39	$18,213	$154.01	$543.01	0.10%	16.84%	17.14%
2020	35	$15,031	$131.48	$464.75	0.00%	18.82%	19.10%
EQ/JPMorgan Growth Stock, Class IB,
2024	198	$76,003	$83.57	$718.15	0.00%	33.78%	34.01%
2023	180	$54,047	$62.47	$536.81	0.00%	46.32%	46.33%
2022	153	$33,946	$42.69	$366.87	0.00%	(38.65)%	(38.64)%
2021	107	$44,306	$69.58	$597.87	0.00%	13.83%	13.84%
2020	75	$32,885	$61.12	$525.24	0.00%	36.55%	36.55%

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/JPMorgan Value Opportunities, Class IB
2024	126	$44,775	$37.30	$732.90	1.26%	15.44%	15.61%
2023	101	$34,004	$174.13	$634.95	1.55%	10.92%	11.09%
2022	74	$25,697	$156.74	$572.46	1.24%	0.23%	0.39%
2021	48	$19,172	$156.13	$571.15	0.77%	23.20%	23.42%
2020	31	$12,613	$126.50	$463.61	1.24%	11.07%	11.27%
EQ/Large Cap Core Managed Volatility, Class IB
2024	21	$7,450	$210.57	$516.15	1.04%	23.63%	23.82%
2023	19	$5,808	$170.06	$417.48	1.77%	23.94%	24.12%
2022	19	$4,738	$137.01	$336.84	0.01%	(18.40)%	(18.27)%
2021	15	$5,188	$167.64	$412.78	0.41%	27.32%	27.51%
2020	14	$4,013	$131.47	$324.20	0.73%	16.28%	16.45%
EQ/Large Cap Growth Index, Class IB
2024	140	$53,573	$19.17	$683.70	0.04%	32.39%	32.76%
2023	118	$35,950	$14.48	$516.68	0.26%	41.54%	41.58%
2022	93	$21,567	$10.23	$364.94	0.26%	(29.55)%	(5.97)%
2021	65	$26,122	$200.83	$518.00	0.05%	26.73%	27.15%
2020	48	$17,504	$157.95	$408.75	0.34%	37.31%	37.77%
EQ/Large Cap Growth Managed Volatility, Class IB
2024	31	$22,154	$75.29	$1,185.45	0.35%	30.10%	30.31%
2023	30	$17,658	$181.19	$911.10	0.43%	38.98%	39.18%
2022	26	$12,552	$130.18	$655.55	0.07%	(30.59)%	(30.49)%
2021	22	$17,887	$187.27	$944.45	0.00%	24.38%	24.56%
2020	20	$14,329	$150.34	$759.35	0.08%	32.01%	32.21%
EQ/Large Cap Value Index, Class IB
2024	125	$24,148	$166.11	$230.54	1.59%	13.54%	13.93%
2023	110	$19,012	$145.80	$203.04	1.79%	10.73%	11.10%
2022	90	$14,476	$131.23	$183.36	1.64%	(8.23)%	(7.92)%
2021	67	$12,566	$142.51	$199.80	1.37%	24.28%	24.71%
2020	56	$8,867	$114.27	$160.77	2.07%	2.21%	2.55%
EQ/Large Cap Value Managed Volatility, Class IB
2024	29	$11,594	$50.49	$407.88	1.58%	14.13%	14.15%
2023	29	$10,266	$357.37	$357.37	1.64%	13.97%	13.97%
2022	30	$9,345	$313.57	$313.57	1.29%	(11.60)%	(11.60)%
2021	31	$10,925	$354.70	$354.70	0.97%	24.82%	24.82%
2020	31	$8,887	$284.16	$284.16	1.62%	5.68%	5.68%
EQ/Lazard Emerging Markets Equity, Class IB
2024	109	$16,195	$149.15	$149.15	4.05%	7.34%	7.34%
2023	110	$15,233	$138.95	$138.95	3.99%	21.72%	21.72%
2022	112	$12,831	$114.16	$114.16	4.24%	(14.89)%	(14.89)%
2021	109	$14,653	$134.14	$134.14	2.79%	5.86%	5.86%
2020	104	$13,204	$126.71	$126.71	1.93%	(1.50)%	(1.50)%
EQ/Long-Term Bond(Class IB)
2024	2	$165	$103.85	$103.85	21.01%	1.24%	1.24%
EQ/Loomis Sayles Growth (Class IB)
2024	55	$29,341	$68.76	$929.66	0.00%	33.77%	34.10%
2023	51	$21,887	$51.40	$694.98	0.00%	43.74%	43.74%
2022	46	$14,640	$35.76	$483.50	0.00%	(27.99)%	(27.99)%
2021	39	$18,531	$49.66	$671.39	0.00%	16.18%	16.19%
2020	39	$15,156	$42.74	$577.90	0.00%	30.90%	30.92%
EQ/MFS International Growth (Class IB)
2024	286	$42,234	$36.57	$381.62	0.78%	8.77%	9.10%
2023	310	$37,729	$33.62	$350.83	1.33%	14.38%	14.39%
2022	275	$29,744	$29.39	$306.72	1.10%	(15.19)%	(15.18)%
2021	223	$23,472	$34.65	$361.65	0.25%	9.41%	9.43%

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/MFS International Intrinsic Value (Class IB)
2024	191	$45,883	$141.06	$316.10	1.51%	7.00%	7.38%
2023	173	$40,251	$131.37	$295.43	1.34%	17.35%	17.76%
2022	156	$32,360	$111.56	$251.75	0.45%	(23.80)%	(23.54)%
2021	126	$36,789	$145.90	$330.40	0.39%	10.24%	10.62%
2020	102	$28,712	$131.89	$299.71	0.27	20.03%	20.46%
EQ/MFS Mid Cap Focused Growth (Class IB)
2024	87	$27,887	$178.15	$498.59	0.00%	14.49%	14.84%
2023	77	$22,811	$155.13	$435.49	0.00%	22.32%	22.68%
2022	67	$17,114	$126.45	$356.03	0.00%	(27.06)%	(26.84)%
2021	54	$20,594	$172.83	$488.09	0.00%	18.87%	19.23%
2020	40	$14,762	$144.96	$410.60	0.00%	29.70%	30.09%
EQ/MFS Technology (Class IB)
2024	194	$35,803	$149.25	$203.04	0.00%	36.06%	36.53%
2023	162	$22,789	$109.32	$149.23	0.00%	54.12%	54.63%
2022	141	$13,163	$70.70	$96.83	0.00%	(36.29)%	(36.09)%
2021	125	$18,808	$110.63	$151.99	0.00%	8.96%	13.78%
2020	116	$15,528	$133.58	$133.58	0.06%	29.19%	29.19%
EQ/MFS Utilities Series (Class IB)
2024	7	$897	$120.39	$120.39	1.76%	11.51%	11.51%
2023	6	$603	$107.96	$107.96	2.66%	(2.12)%	(2.12)%
2022	3	$336	$110.30	$110.30	7.39%	0.69%	0.69%
2021	1	$74	$109.54	$109.54	1.95%	9.35%	9.35%
2020	—	$—	$0.00	$0.00	0.00%	—%	—%
EQ/MFS Utilities Series (Class K)
2024	1	$58	$90.39	$90.39	1.76%	11.51%	11.51%
2023	1	$52	$81.06	$81.06	2.66%	(2.13)%	(2.13)%
2022	1	$64	$82.82	$82.82	7.39%	0.69%	0.69%
2021	1	$64	$82.25	$82.25	1.95%	14.19%	14.19%
2020	1	$56	$72.03	$72.03	2.68%	5.82%	5.82%
EQ/Mid Cap Index (Class IB)
2024	139	$39,146	$176.53	$511.98	0.95%	13.19%	13.48%
2023	116	$31,058	$155.56	$452.31	1.12%	15.75%	16.05%
2022	91	$23,167	$134.04	$390.76	1.06%	(13.61)%	(13.37)%
2021	67	$22,831	$154.72	$452.31	0.69%	23.88%	24.27%
2020	50	$16,198	$124.50	$365.11	1.09%	12.85%	13.22%
EQ/Mid Cap Value Managed Volatility (Class IB)
2024	34	$9,585	$44.46	$634.35	1.43%	11.68%	11.86%
2023	22	$8,054	$144.41	$568.08	1.52%	13.19%	13.36%
2022	19	$6,953	$127.39	$501.87	0.96%	(14.57)%	(14.43)%
2021	16	$7,771	$148.88	$587.46	0.59%	27.40%	27.61%
2020	14	$6,030	$116.67	$461.11	1.23%	4.97%	5.14%
EQ/Moderate Allocation (Class IA)
2024	1	$10	$19.72	$19.72	2.83%	7.88%	7.88%
2023	—	$8	$18.28	$18.28	2.05%	12.35%	12.35%
2022	—	$8	$16.27	$16.27	1.35%	(15.44)%	(15.44)%
2021	1	$10	$19.24	$19.24	2.77%	8.39%	8.39%
2020	1	$9	$17.75	$17.75	2.29%	11.29%	11.29%
EQ/Moderate Allocation (Class IB)
2024	361	$72,033	$133.70	$276.79	2.83%	7.91%	8.24%
2023	319	$62,538	$123.52	$256.49	2.05%	12.35%	12.66%
2022	283	$52,245	$109.64	$228.29	1.35%	(15.47)%	(15.24)%
2021	235	$55,983	$129.35	$270.06	2.77%	8.42%	8.72%
2020	199	$47,556	$118.97	$249.09	2.29%	11.26%	11.58%

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/Moderate Growth Strategy (Class IB)
2024	578	$151,283	$261.73	$261.73	2.57%	10.75%	10.75%
2023	593	$140,212	$236.32	$236.32	1.50%	14.86%	14.86%
2022	584	$120,129	$205.74	$205.74	0.92%	(16.48)%	(16.48)%
2021	580	$142,848	$246.34	$246.34	2.06%	11.88%	11.88%
2020	574	$126,327	$220.18	$220.18	1.97%	12.38%	12.38%
EQ/Moderate-Plus Allocation (Class IB)
2024	621	$158,473	$23.39	$356.18	2.51%	10.75%	11.13%
2023	576	$139,912	$135.16	$321.54	1.70%	15.33%	15.69%
2022	532	$118,496	$116.83	$278.81	1.13%	(17.06)%	(16.79)%
2021	450	$132,628	$140.41	$336.15	3.63%	12.68%	13.03%
2020	398	$112,967	$124.22	$298.33	2.63%	14.10%	14.47%
EQ/Money Market (Class IA)
2024	5	$63	$13.09	$13.09	4.51%	4.72%	4.72%
2023	20	$249	$12.50	$12.50	4.38%	4.43%	4.43%
2022	155	$1,860	$11.97	$11.97	1.12%	1.10%	1.10%
2021	88	$1,042	$11.84	$11.84	0.00%	0.17%	0.17%
2020	79	$939	$11.82	$11.82	0.30%	0.17%	0.17%
EQ/Money Market (Class IB)
2024	210	$26,795	$113.70	$150.61	4.51%	4.68%	4.98%
2023	239	$28,686	$108.31	$143.88	4.38%	4.45%	4.76%
2022	165	$19,457	$103.39	$137.75	1.12%	1.09%	1.40%
2021	163	$19,403	$101.96	$136.26	0.00%	0.18%	0.49%
2020	88	$11,135	$101.46	$136.01	0.30%	0.21%	0.52%
EQ/Morgan Stanley Small Cap Growth (Class IB)
2024	90	$15,721	$15.69	$194.93	0.01%	20.69%	21.16%
2023	84	$11,925	$13.00	$160.89	0.00%	34.44%	34.78%
2022	74	$7,233	$9.67	$119.37	0.01%	(44.17)%	(44.04)%
2021	53	$9,034	$17.32	$213.33	0.00%	2.73%	3.12%
2020	38	$6,263	$16.86	$206.88	0.00%	75.44%	96.34%
EQ/PIMCO Global Real Return (Class IB)
2024	11	$1,117	$101.71	$101.71	0.56%	(0.15)%	(0.15)%
2023	9	$963	$101.86	$101.86	1.63%	4.29%	4.29%
2022	7	$681	$97.67	$97.67	12.24%	(16.03)%	(16.03)%
2021	4	$470	$116.31	$116.31	19.90%	4.19%	4.19%
2020	1	$88	$111.63	$111.63	0.00%	10.52%	10.52%
EQ/PIMCO Real Return (Class IB)
2024	99	$13,249	$113.56	$146.50	4.02%	1.93%	2.08%
2023	85	$11,253	$111.25	$143.73	1.28%	3.59%	3.83%
2022	73	$9,549	$107.15	$138.75	6.37%	(11.40)%	(11.14)%
2021	63	$9,536	$120.58	$156.60	4.13%	5.32%	5.48%
2020	49	$7,204	$114.32	$148.69	1.43%	11.34%	11.51%
EQ/PIMCO Total Return ESG (Class IB)
2024	199	$25,267	$103.75	$140.04	4.54%	2.00%	2.23%
2023	180	$22,794	$101.49	$137.29	2.80%	5.64%	6.03%
2022	167	$20,278	$95.72	$129.96	3.31%	(14.00)%	(13.70)%
2021	149	$21,433	$110.92	$151.12	1.85%	(1.42)%	(1.14)%
2020	123	$18,459	$112.20	$153.30	2.00%	8.63%	8.79%
EQ/PIMCO Ultra Short Bond (Class IB)
2024	239	$12,488	$16.77	$142.51	3.94%	5.80%	6.00%
2023	59	$7,512	$107.99	$134.65	3.80%	5.63%	5.79%
2022	51	$6,278	$102.08	$127.47	1.26%	(0.61)%	(0.46)%
2021	47	$5,962	$102.55	$128.25	0.42%	(0.45)%	(0.27)%
2020	38	$4,883	$102.83	$128.83	0.67%	1.11%	1.33%

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
EQ/Quality Bond Plus (Class IA)
2024	1	$11	$12.12	$12.12	3.18%	1.76%	1.76%
2023	1	$11	$11.91	$11.91	2.15%	4.20%	4.20%
2022	1	$12	$11.43	$11.43	0.69%	(10.21)%	(10.21)%
2021	1	$16	$12.73	$12.73	0.82%	(2.15)%	(2.15)%
2020	1	$17	$13.01	$13.01	1.34%	6.03%	6.03%
EQ/Quality Bond Plus (Class IB)
2024	20	$3,682	$181.20	$181.20	3.18%	1.77%	1.77%
2023	19	$3,349	$178.04	$178.04	2.15%	4.23%	4.23%
2022	19	$3,274	$170.82	$170.82	0.69%	(10.21)%	(10.21)%
2021	19	$3,583	$190.25	$190.25	0.82%	(2.11)%	(2.11)%
2020	16	$3,183	$194.36	$194.36	1.34%	5.98%	5.98%
EQ/Small Company Index (Class IB)
2024	170	$34,646	$33.06	$596.81	1.37%	11.13%	11.38%
2023	95	$25,616	$144.80	$537.10	1.28%	16.80%	17.07%
2022	68	$18,389	$123.69	$459.83	0.98%	(19.81)%	(19.63)%
2021	48	$19,277	$153.91	$573.46	0.71%	15.06%	15.33%
2020	32	$14,510	$133.45	$498.40	1.11%	19.73%	20.01%
EQ/T. Rowe Price Health Sciences (Class IB)
2024	47	$6,963	$147.61	$147.61	0.00%	1.73%	1.73%
2023	36	$5,180	$145.10	$145.10	0.00%	4.13%	4.13%
2022	26	$3,688	$139.34	$139.34	0.00%	(13.25)%	(13.25)%
2021	16	$2,542	$160.63	$160.63	0.00%	9.67%	9.67%
2020	6	$879	$146.47	$146.47	0.00%	27.11%	27.11%
EQ/Value Equity (Class IB)
2024	56	$27,922	$155.57	$821.06	0.98%	7.23%	7.40%
2023	54	$26,282	$144.85	$765.67	1.21%	19.52%	19.70%
2022	47	$21,264	$121.01	$640.62	1.09%	(15.11)%	(14.99)%
2021	41	$24,192	$142.34	$754.65	0.71%	25.37%	25.55%
2020	34	$18,442	$113.37	$601.93	2.03%	2.82%	2.98%
EQ/Wellington Energy (Class IB)
2024	52	$4,868	$93.26	$93.26	2.85%	6.56%	6.56%
2023	52	$4,575	$87.52	$87.52	3.12%	6.03%	6.03%
2022	60	$4,918	$82.54	$82.54	4.23%	32.40%	32.40%
2021	56	$3,508	$62.34	$62.34	3.44%	35.58%	35.58%
2020	53	$2,453	$45.98	$45.98	3.83%	(37.31)%	(37.31)%
Equitable Conservative Growth MF/ETF (Class IB)
2024	64	$10,999	$139.09	$179.29	3.19%	7.23%	7.55%
2023	62	$10,202	$129.33	$167.20	2.70%	9.91%	10.19%
2022	62	$9,245	$117.37	$152.12	1.78%	(12.45)%	(12.32)%
2021	—	$—	$0.00	$0.00	0.00%	—%	—%
2020	—	$—	$0.00	$0.00	0.00%	—%	—%
Equitable Growth MF/ETF (Class IB)
2024	1	$139	$112.02	$112.02	3.42%	8.06%	8.06%
EquitableModerate Growth MF/ETF (Class IB)
2024	2	$189	$110.23	$110.23	8.23%	6.57%	6.57%
Fidelity® VIP Asset Manager Portfolio (Initial Class)
2024	—	$5	$33.64	$33.64	2.51%	8.48%	8.48%
2023	—	$4	$31.01	$31.01	2.40%	12.97%	12.97%
2022	—	$4	$27.45	$27.45	1.18%	(14.94)%	(14.94)%
2021	—	$14	$32.27	$32.27	1.48%	9.91%	9.91%
2020	1	$15	$29.36	$29.36	1.44%	14.87%	14.87%
Fidelity® VIP Asset Manager: Growth Portfolio (Service Class 2)
2024	11	$1,250	$112.95	$112.95	2.20%	10.72%	10.72%
2023	7	$729	$102.01	$102.01	2.23%	16.22%	16.22%
2022	4	$391	$87.77	$87.77	2.37%	(16.92)%	(16.92)%
2021	2	$244	$105.65	$105.65	4.72%	4.83%	4.83%
2020			$0.00	$0.00		—%	—%

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
Fidelity® VIP Growth & Income Portfolio (Initial Class)
2024	4	$223	$58.55	$58.55	1.35%	22.23%	22.23%
2023	4	$182	$47.90	$47.90	1.64%	18.71%	18.71%
2022	7	$297	$40.35	$40.35	1.55%	(4.95)%	(4.95)%
2021	16	$689	$42.45	$42.45	2.44%	25.93%	25.93%
2020	14	$476	$33.71	$33.71	2.03%	7.87%	7.87%
Fidelity® VIP Growth & Income Portfolio (Service Class 2)
2024	36	$11,457	$216.00	$528.15	1.35%	21.96%	22.39%
2023	30	$8,215	$176.49	$433.05	1.64%	18.36%	18.80%
2022	23	$5,624	$148.56	$365.86	1.55%	(5.17)%	(4.81)%
2021	17	$4,959	$156.07	$385.82	2.44%	25.64%	26.13%
2020	12	$3,125	$123.74	$307.09	2.03%	7.60%	7.93%
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2024	60	$17,125	$184.48	$392.49	0.37%	17.18%	17.35%
2023	52	$13,414	$157.20	$334.96	0.41%	14.80%	14.97%
2022	46	$10,896	$136.73	$291.77	0.29%	(14.97)%	(14.84)%
2021	38	$11,492	$160.55	$343.13	0.39%	25.31%	25.49%
2020	31	$8,092	$127.94	$273.83	0.41%	17.87%	18.05%
Fidelity® VIP Value Portfolio (Service Class 2)
2024	12	$1,550	$132.21	$132.21	1.39%	11.25%	11.25%
2023	8	$895	$118.84	$118.84	1.40%	19.65%	19.65%
2022	4	$412	$99.32	$99.32	2.20%	(4.15)%	(4.15)%
2021	1	$68	$103.62	$103.62	4.04%	3.35%	3.35%
2020	—	$—	$0.00	$0.00	0.00%	—%	—%
Franklin Income VIP Fund (Class 2)
2024	14	$340	$24.67	$24.67	5.19%	7.21%	7.21%
2023	14	$316	$23.01	$23.01	5.12%	8.64%	8.64%
2022	15	$318	$21.18	$21.18	4.66%	(5.49)%	(5.49)%
2021	17	$387	$22.41	$22.41	4.65%	16.78%	16.78%
2020	17	$332	$19.19	$19.19	5.86%	0.68%	0.68%
Franklin Small Cap Value VIP Fund (Class 2)
2024	38	$8,889	$174.52	$365.76	0.91%	11.70%	11.87%
2023	31	$6,891	$156.00	$327.44	0.52%	12.75%	12.91%
2022	22	$4,786	$138.16	$290.42	0.93%	(10.06)%	(9.93)%
2021	14	$3,683	$153.39	$322.92	1.02%	25.37%	25.55%
2020	10	$2,436	$122.17	$257.58	1.48%	5.19%	5.35%
Invesco V.I. Diversified Dividend Fund (Series I)
2024	—	$6	$24.28	$24.28	1.90%	13.25%	13.25%
2023	—	$5	$21.44	$21.44	2.07%	9.00%	9.00%
2022	1	$16	$19.67	$19.67	2.94%	(1.65)%	(1.65)%
2021	1	$17	$20.00	$20.00	2.32%	18.91%	18.91%
2020	1	$14	$16.82	$16.82	3.16%	0.12%	0.12%
Invesco V.I. Diversified Dividend Fund (Series II)
2024	4	$535	$124.22	$124.22	1.90%	13.13%	13.13%
2023	4	$445	$109.80	$109.80	2.07%	8.93%	8.93%
2022	3	$288	$100.80	$100.80	2.94%	(1.77)%	(1.77)%
2021	—	$28	$102.62	$102.62	2.32%	2.30%	2.30%
Invesco V.I. Global Core Equity Fund (Series I)
2024	—	$—	$30.55	$30.55	0.83%	16.87%	16.87%
2023	—	$1	$26.14	$26.14	0.57%	21.69%	21.69%
2022	—	$1	$21.48	$21.48	0.28%	(21.86)%	(21.86)%
2021	—	$1	$27.49	$27.49	0.93%	15.99%	15.99%
2020	—	$1	$23.70	$23.70	1.28%	13.23%	13.23%

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
Invesco V.I. Health Care Fund (Series I)
2024	1	$54	$51.11	$51.11	0.00%	4.18%	4.18%
2023	1	$51	$49.06	$49.06	0.00%	3.02%	3.02%
2022	1	$62	$47.62	$47.62	0.00%	(13.32)%	(13.32)%
2021	1	$72	$54.94	$54.94	0.21%	12.31%	12.31%
2020	1	$65	$48.92	$48.92	0.32%	14.46%	14.46%
Invesco V.I. Main Street Mid Cap Fund (Series II)
2024	6	$1,758	$304.92	$304.92	0.13%	16.80%	16.80%
2023	6	$1,508	$261.07	$261.07	0.04%	14.14%	14.14%
2022	6	$1,290	$228.72	$228.72	0.07%	(14.46)%	(14.46)%
2021	6	$1,499	$267.37	$267.37	0.24%	22.87%	22.87%
2020	6	$1,379	$217.61	$217.61	0.51%	8.94%	8.94%
Invesco V.I. Small Cap Equity Fund (Series II)
2024	6	$2,250	$366.12	$366.12	0.00%	17.85%	17.85%
2023	6	$1,869	$310.66	$310.66	0.00%	16.26%	16.26%
2022	6	$1,644	$267.22	$267.22	0.00%	(20.73)%	(20.73)%
2021	6	$2,164	$337.11	$337.11	0.00%	20.10%	20.10%
2020	6	$1,730	$280.70	$280.70	0.03%	26.86%	26.86%
Invesco V.I. Technology Fund (Series I)
2024	1	$84	$83.13	$83.13	0.00%	34.28%	34.28%
2023	1	$62	$61.91	$61.91	0.00%	46.92%	46.92%
2022	1	$43	$42.14	$42.14	0.00%	(39.95)%	(39.95)%
2021	1	$72	$70.17	$70.17	0.00%	14.41%	14.41%
2020	1	$64	$61.33	$61.33	0.00%	46.13%	46.13%
Janus Henderson Balanced Portfolio (Service Shares)
2024	43	$5,309	$123.17	$123.17	1.92%	15.32%	15.32%
2023	31	$3,350	$106.81	$106.81	2.21%	15.31%	15.31%
2022	13	$1,214	$92.63	$92.63	1.35%	(16.49)%	(16.49)%
2021	3	$323	$110.92	$110.92	0.54%	10.11%	10.11%
Janus Henderson Enterprise Portfolio (Institutional Shares)
2024	79	$3,846	$48.45	$48.45	0.89%	15.60%	15.60%
2023	91	$3,802	$41.91	$41.91	0.15%	18.09%	18.09%
2022	95	$3,385	$35.49	$35.49	0.20%	(15.94)%	(15.94)%
2021	91	$3,852	$42.22	$42.22	0.36%	16.82%	16.82%
2020	169	$6,113	$36.14	$36.14	0.07%	19.47%	19.47%
Janus Henderson Global Research Portfolio (Institutional Shares)
2024	—	$14	$34.41	$34.41	0.76%	23.60%	23.60%
2023	—	$11	$27.84	$27.84	0.94%	26.78%	26.78%
2022	—	$9	$21.96	$21.96	0.99%	(19.41)%	(19.41)%
2021	1	$17	$27.25	$27.25	0.52%	18.07%	18.07%
2020	1	$15	$23.08	$23.08	0.74%	20.08%	20.08%
Janus Henderson Mid Cap Value Portfolio (Service Shares)
2024	58	$3,030	$52.67	$52.67	0.84%	12.81%	12.81%
2023	72	$3,355	$46.69	$46.69	0.98%	11.11%	11.11%
2022	71	$2,983	$42.02	$42.02	1.13%	(5.78)%	(5.78)%
2021	79	$3,508	$44.60	$44.60	0.43%	19.44%	19.44%
2020	54	$2,000	$37.34	$37.34	1.08%	(1.22)%	(1.22)%
Janus Henderson Overseas Portfolio (Institutional Shares)
2024	4	$151	$33.60	$33.60	1.72%	5.83%	5.83%
2023	4	$121	$31.75	$31.75	1.23%	10.86%	10.86%
2022	10	$278	$28.64	$28.64	1.83%	(8.59)%	(8.59)%
2021	9	$277	$31.33	$31.33	1.18%	13.56%	13.56%
2020	8	$225	$27.59	$27.59	1.34%	16.32%	16.32%

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
Lord Abbett Series Fund — Bond Debenture Portfolio (VC Shares)
2024	52	$6,005	$115.30	$115.30	6.96%	6.88%	6.88%
2023	27	$2,956	$107.88	$107.88	6.74%	6.72%	6.72%
2022	16	$1,644	$101.09	$101.09	5.75%	(12.67)%	(12.67)%
2021	9	$996	$115.76	$115.76	5.03%	3.43%	3.43%
2020	3	$295	$111.92	$111.92	9.54%	7.46%	7.46%
Macquarie VIP High Income Series (Service Shares)
2024	180	$25,966	$123.59	$158.10	6.25%	6.19%	6.37%
2023	27	$2,956	$107.88	$107.88	6.74%	6.72%	6.72%
2022	16	$1,644	$101.09	$101.09	5.75%	(12.67)%	(12.67)%
2021	9	$996	$115.76	$115.76	5.03%	3.43%	3.43%
2020	3	$295	$111.92	$111.92	9.54%	7.46%	7.46%
MFS® Investors Trust Series (Service Class)
2024	2	$1,090	$485.10	$485.10	0.46%	19.22%	19.22%
2023	2	$987	$406.89	$406.89	0.47%	18.66%	18.66%
2022	2	$856	$342.89	$342.89	0.39%	(16.69)%	(16.69)%
2021	3	$1,098	$411.57	$411.57	0.42%	26.51%	26.51%
2020	3	$818	$325.33	$325.33	0.43%	13.60%	13.60%
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2024	7	$4,487	$602.44	$602.44	0.13%	15.98%	15.98%
2023	8	$4,234	$519.43	$519.43	0.05%	23.70%	23.70%
2022	7	$2,983	$419.90	$419.90	0.00%	(19.45)%	(19.45)%
2021	8	$4,211	$521.27	$521.27	0.03%	25.66%	25.66%
2020	7	$3,029	$414.83	$414.83	0.24%	22.20%	22.20%
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio (Class I)
2024	2	$80	$36.98	$36.98	10.31%	11.25%	11.25%
2023	2	$71	$33.24	$33.24	8.45%	11.84%	11.84%
2022	3	$75	$29.72	$29.72	6.93%	(18.75)%	(18.75)%
2021	3	$118	$36.58	$36.58	5.13%	(2.01)%	(2.01)%
2020	3	$119	$37.33	$37.33	4.53%	5.54%	5.54%
Multimanager Aggressive Equity (Class IB)
2024	46	$17,876	$233.84	$543.91	0.44%	30.85%	31.11%
2023	41	$13,256	$178.35	$415.66	0.41%	38.30%	38.55%
2022	38	$9,079	$128.73	$300.56	0.00%	(32.17)%	(32.06)%
2021	31	$11,809	$189.48	$443.08	0.00%	20.50%	20.72%
2020	27	$9,395	$156.96	$367.70	0.00%	38.82%	39.07%
Multimanager Core Bond (Class IB)
2024	674	$15,564	$15.30	$193.31	3.54%	1.97%	2.00%
2023	28	$5,315	$189.57	$189.57	2.93%	5.09%	5.09%
2022	29	$5,162	$180.39	$180.39	2.33%	(12.73)%	(12.73)%
2021	29	$5,910	$206.71	$206.71	1.45%	(1.43)%	(1.43)%
2020	25	$5,317	$209.71	$209.71	1.91%	6.26%	6.26%
Multimanager Technology (Class IB)
2024	114	$59,914	$247.82	$1,775.35	0.00%	26.09%	26.28%
2023	98	$45,219	$196.25	$1,408.01	0.00%	49.54%	49.77%
2022	76	$26,961	$131.03	$941.54	0.00%	(37.30)%	(37.20)%
2021	48	$35,076	$208.66	$1,501.58	0.00%	20.82%	21.00%
2020	30	$25,712	$172.44	$1,242.78	0.13%	53.27%	53.50%

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2024	51	$5,613	$97.62	$150.68	2.10%	3.97%	4.12%
2023	47	$4,881	$93.89	$144.72	15.89%	(7.93)%	(7.77)%
2022	50	$5,547	$101.98	$156.91	20.09%	8.66%	8.88%
2021	40	$3,888	$93.85	$144.11	4.20%	33.10%	33.31%
2020	39	$2,748	$70.51	$108.10	6.12%	1.23%	1.38%
T. Rowe Price Blue Chip Growth Portfolio (Class II)
2024	13	$2,614	$208.25	$208.25	0.00%	35.44%	35.44%
2023	6	$933	$153.76	$153.76	0.00%	49.25%	49.25%
T. Rowe Price Equity Income Portfolio (Class II)
2024	25	$6,464	$167.55	$355.20	1.62%	11.38%	11.60%
2023	25	$5,944	$150.14	$318.91	1.91%	9.31%	9.52%
2022	23	$5,155	$137.09	$291.74	1.65%	(3.59)%	(3.40)%
2021	22	$5,608	$141.92	$302.59	1.41%	25.21%	25.45%
2020	18	$3,936	$113.13	$241.66	2.17%	0.96%	1.15%
T. Rowe Price Mid-Cap Growth Portfolio(Class II)
2024	4	$537	$138.22	$138.22	0.00%	9.35%	9.35%
2023	1	$151	$126.40	$126.40	0.00%	19.98%	19.98%
Target 2025 Allocation (Class IB)
2024	5	$821	$170.25	$170.25	2.47%	8.69%	8.69%
2023	6	$943	$156.64	$156.64	2.16%	13.63%	13.63%
2022	5	$728	$137.85	$137.85	1.63%	(15.24)%	(15.24)%
2021	7	$1,096	$162.64	$162.64	2.10%	10.74%	10.74%
2020	6	$903	$146.87	$146.87	1.97%	12.27%	12.27%
Target 2035 Allocation (Class IB)
2024	15	$2,841	$191.20	$191.20	2.19%	11.49%	11.49%
2023	13	$2,282	$171.50	$171.50	1.77%	16.53%	16.53%
2022	13	$1,881	$147.17	$147.17	1.35%	(16.29)%	(16.29)%
2021	14	$2,387	$175.81	$175.81	1.98%	14.07%	14.07%
2020	12	$1,868	$154.12	$154.12	1.76%	13.67%	13.67%
Target 2045 Allocation (Class IB)
2024	14	$2,893	$204.68	$204.68	1.85%	12.97%	12.97%
2023	13	$2,407	$181.18	$181.18	1.55%	18.12%	18.12%
2022	14	$2,159	$153.38	$153.38	1.37%	(16.78)%	(16.78)%
2021	12	$2,245	$184.30	$184.30	2.01%	16.31%	16.31%
2020	12	$1,830	$158.45	$158.45	1.69%	14.09%	14.09%
Target 2055 Allocation (Class IB)
2024	24	$5,280	$222.03	$222.03	1.46%	14.32%	14.32%
2023	24	$4,736	$194.22	$194.22	1.56%	19.83%	19.83%
2022	21	$3,380	$162.08	$162.08	1.13%	(17.56)%	(17.56)%
2021	20	$3,946	$196.61	$196.61	2.11%	18.26%	18.26%
2020	19	$3,081	$166.25	$166.25	1.68%	14.92%	14.92%
Templeton Developing Markets VIP Fund (Class 2)
2024	43	$5,819	$122.86	$145.15	3.92%	7.67%	7.84%
2023	39	$4,995	$113.93	$134.81	2.05%	12.62%	12.79%
2022	37	$4,244	$101.01	$119.70	2.59%	(21.98)%	(21.87)%
2021	30	$4,416	$129.28	$153.43	0.86%	(5.74)%	(5.60)%
2020	24	$3,887	$136.95	$162.77	4.08%	17.19%	17.36%
Templeton Global Bond VIP Fund (Class 2)
2024	138	$13,246	$79.72	$101.10	0.00%	(11.37)%	(11.05)%
2023	120	$13,158	$89.62	$114.07	0.00%	2.89%	3.26%
2022	108	$11,616	$86.79	$110.87	0.00%	(4.95)%	(4.62)%
2021	101	$11,509	$90.99	$116.64	0.00%	(4.99)%	(4.66)%
2020	79	$9,647	$95.44	$122.77	8.31%	(5.28)%	(4.93)%

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	At the Year ended				For the Year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value		Investment Income Ratio**	Total Return***
			Lowest	Highest		Lowest	Highest
Vaneck VIP Emerging Markets Bond Fund (Initial Class)
2024	1	$33	$26.57	$26.57	7.33%	2.75%	2.75%
2023	1	$31	$25.86	$25.86	4.03%	11.42%	11.42%
2022	2	$40	$23.21	$23.21	4.53%	(6.94)%	(6.94)%
2021	2	$43	$24.94	$24.94	5.14%	(4.04)%	(4.04)%
2020	2	$44	$25.99	$25.99	7.35%	8.93%	8.93%
Vaneck VIP Emerging Markets Fund (Initial Class)
2024	—	$2	$29.25	$29.25	1.68%	1.21%	1.21%
2023	—	$2	$28.90	$28.90	2.22%	9.76%	9.76%
2022	1	$15	$26.33	$26.33	0.28%	(24.38)%	(24.38)%
2021	1	$19	$34.82	$34.82	0.92%	(11.87)%	(11.87)%
2020	1	$22	$39.51	$39.51	2.07%	17.28%	17.28%
Vaneck VIP Global Resources Fund (Class S)
2024	41	$3,862	$94.77	$99.27	2.32%	(3.09)%	(2.93)%
2023	39	$3,840	$97.79	$102.27	2.59%	(3.84)%	(3.70)%
2022	41	$4,158	$101.69	$106.20	1.62%	8.12%	8.29%
2021	40	$3,763	$94.05	$94.05	0.34%	18.68%	18.68%
2020	41	$3,267	$79.25	$79.25	0.79%	18.82%	18.82%
Vaneck VIP Global Resources Fund (Initial Class)
2024	12	$522	$43.98	$43.98	2.32%	(2.83)%	(2.83)%
2023	24	$1,067	$45.26	$45.26	2.59%	(3.58)%	(3.58)%
2022	27	$1,264	$46.94	$46.94	1.62%	8.38%	8.38%
2021	28	$1,215	$43.31	$43.31	0.34%	18.92%	18.92%
2020	26	$963	$36.42	$36.42	0.79%	19.10%	19.10%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

On February 23, 2025, Equitable Financial Life Insurance Company, as well as Equitable America and Equitable Financial Life and Annuity Company, entered into a master transaction agreement with Reinsurance Group of America (“RGA”) pursuant to which at closing and subject to the terms and conditions set forth in such agreement, RGA would enter into reinsurance agreements, as reinsurer, with each such subsidiary, as ceding company, to effect the RGA Reinsurance Transaction. The transaction is expected to close in mid-2025.

FSA-131